UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM
BlackRock Total Factor Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 07/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds
SM
BlackRock Total Factor Fund

Dear Shareholder,
The 12-month reporting period as of July 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have room to rise before peaking, although investors’ inflation expectations began to decline near the end of the period.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we believe that we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(7.81%) (4.64%)
U.S. small cap equities
(Russell 2000
®
Index)
(6.42) (14.29)
International equities (MSCI
Europe, Australasia, Far
East Index)
(11.27) (14.32)
Emerging market equities
(MSCI Emerging Markets
Index)
(16.24) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.21 0.22
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.38) (10.00)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.14) (9.12)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(3.95) (6.93)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(6.58) (8.03)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Consolidated Financial Statements:

Fund Summary
as of July 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Total Factor Fund
Investment Objective
BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2022, all of the Fund’s share classes outperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD
Net/40% Bloomberg U.S. Aggregate Bond Index. For the same period, all of the Fund’s share classes underperformed its secondary benchmark, the ICE BofA 3-Month U.S.
Treasury Bill Index.
What factors influenced performance?
The Fund targets a total return in the form of capital appreciation and income over the long-term. The Fund utilizes a factor investing approach to provide a diversified engine for growth by targeting multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets in seeking to be resilient to market shocks and drawdowns.
The Fund’s market neutral style factor exposures, which receive roughly two-thirds of the overall allocation, experienced a strong run over the period as they contributed over two percent to aggregate performance. Across styles, significant contribution stemmed from value and low volatility-focused strategies within market neutral equities, as well as global yield differentials across both equity markets (country futures) and foreign currencies. From a factor perspective, carry (incremental income) was the top contributor as divergence in monetary policies across geographies continued to create opportunities across asset classes. The low volatility factor also added to performance as a pivot away from highly idiosyncratic, unprofitable stocks played to the factor’s strengths, while the value factor benefited as global interest rates moved higher.
The macro factor/risk parity allocation, which provides directional, risk-balanced market exposure, was the primary detractor as two out of three factors – real rates and inflation – weighed on performance. Both factors, which are implemented using inflation-linked and nominal debt, respectively, sold off throughout most of the latter half of the period as global central banks attempted to rapidly ratchet up interest rates in order to tame the highest realized inflation across developed economies in decades. The pro-cyclical economic growth factor saw its allocation to broad equities and credit dampen return as markets shifted to risk-off mode throughout the majority of 2022, although a modest allocation to broad commodities buoyed the factor’s efficacy and brought its headline return to net positive by period end.
The Fund routinely held derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held for hedging purposes to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives detracted from performance.
The Fund held large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
While the overall allocations to the factor groupings remained stable throughout the period, the timing model tends to be the primary dynamic piece that modestly shifts exposures within the market neutral equity allocation. Over the period, the model finished effectively flat as performance netted out from strong rotations around the value and quality factors, both of which were impacted by significant shifts in central bank interest rate policies. The investment adviser removed Russian ruble exposure from the model nearly a month prior to the start of the Ukraine conflict on the view that asymmetric risk was embedded in the asset and took positioning in natural gas down to zero for a brief period as fallout from the invasion of Ukraine caused the price to be driven by non-fundamental forces.
Describe portfolio positioning at period end.
The Fund seeks to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies, and diversifying strategies. At the end of the period, the Fund was positioned slightly overweight to value and momentum strategies and with a marginal tilt away from carry. Within single name equities, the timing model was modestly tilted toward value, minimum volatility, and quality insights at the expense of momentum, which was a notable underweight. At the overall portfolio level, equities and fixed income remain the most overweight asset classes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2022 (continued)

Fund Summary
BlackRock Total Factor Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on December 27, 2012.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts
(“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name
“BlackRock Strategic Risk Allocation Fund”.
(c)
This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
(d)
Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is a broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.

Fund Summary
as of July 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Total Factor Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(c)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. (4.85)% N/A (0.31)% N/A% 1.49% N/A%
Investor A ................................................... (5.20) (10.17)% (0.58) (1.64) 1.23 0.66
Investor C ................................................... (5.88) (6.79) (1.32) (1.32) 0.60 0.60
Class K .................................................... (4.83) N/A (0.28) N/A 1.51 N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg U.S. Aggregate Bond
Index ................................................... (6.57) N/A 6.91 N/A 7.68 N/A
MSCI World Index Hedged USD Net ................................ (5.20) N/A 10.31 N/A 11.50 N/A
Bloomberg U.S. Aggregate Bond Index ............................. (9.12) N/A 1.28 N/A 1.67 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ........................... 0.22 N/A 1.10 N/A 0.67 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including ETFs, REITs and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.
(c)
The Fund commenced operations on December 27, 2012.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 919.70 $ 2.62 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Investor A ................................ 1,000.00 918.00 3.76 1,000.00 1,020.88 3.96 0.79
Investor C ................................ 1,000.00 914.40 7.31 1,000.00 1,017.16 7.70 1.54
Class K .................................. 1,000.00 919.80 2.38 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 75.1%
U.S. Treasury Obligations ............................. 24.9
PORTFOLIO HOLDINGS
Security
Percent of at
Total Investments
(a)
French Republic ................................... 24.5%
Commonwealth of Australia ............................ 20.8
U.S. Treasury Inflation Linked Notes ...................... 18.4
Canadian Government Bond ........................... 14.0
U.K. Treasury Inflation Linked Bonds ...................... 9.0
Federal Republic of Germany .......................... 6.8
U.S. Treasury Inflation Linked Bonds ...................... 6.5
(a)
Excludes short-term securities and options purchased.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the
Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Annual Report to Shareholders

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
July 31, 2022
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Australia — 7.8%
Commonwealth of Australia
(a)
3.98%, 09/20/25 ............ AUD 4,071 $ 4,183,384
0.83%, 11/21/27 ............ 3,535 2,822,236
3.24%, 09/20/30 ............ 3,350 3,458,795
0.26%, 11/21/32 ............ 2,011 1,371,490
2.36%, 08/21/35 ............ 2,214 2,076,108
1.44%, 08/21/40 ............ 2,106 1,709,942
1.09%, 02/21/50 ............ 2,106 1,510,162
17,132,117
Canada — 5.2%
Canadian Government Bond
4.25%, 12/01/26 ............ CAD 1,738 1,578,932
4.00%, 12/01/31 ............ 1,892 1,943,036
3.00%, 12/01/36 ............ 1,698 1,710,406
2.00%, 12/01/41 ............ 1,743 1,612,154
1.50%, 12/01/44 ............ 1,980 1,705,406
1.25%, 12/01/47 ............ 1,862 1,540,838
0.50%, 12/01/50 ............ 1,713 1,192,296
0.25%, 12/01/54 ............ 403 257,962
11,541,030
France — 9.2%
French Republic
(a)
2.10%, 07/25/23
(b)
........... EUR 1,517 1,650,092
0.25%, 07/25/24 ............ 1,472 1,626,682
0.10%, 03/01/25 ............ 980 1,069,454
0.10%, 03/01/26
(b)
........... 828 920,877
1.85%, 07/25/27 ............ 1,909 2,334,058
0.10%, 03/01/28 ............ 1,214 1,367,056
0.10%, 03/01/29 ............ 757 854,998
3.40%, 07/25/29 ............ 617 861,415
0.70%, 07/25/30
(b)
........... 1,471 1,757,428
0.10%, 07/25/31
(b)
........... 729 832,886
0.10%, 03/01/32 ............ 437 502,934
3.15%, 07/25/32 ............ 978 1,445,170
0.10%, 03/01/36
(b)
........... 467 537,562
0.10%, 07/25/36
(b)
........... 781 879,608
0.10%, 07/25/38
(b)
........... 314 353,626
1.80%, 07/25/40
(b)
........... 1,179 1,710,851
0.10%, 07/25/47
(b)
........... 1,020 1,171,049
0.10%, 07/25/53
(b)
........... 267 316,215
20,191,961
Germany — 2.5%
Federal Republic of Germany
(a)
0.10%, 04/15/26 ............ 1,451 1,622,138
0.50%, 04/15/30 ............ 1,747 2,095,186
0.10%, 04/15/33 ............ 470 558,910
0.10%, 04/15/46 ............ 965 1,321,338
5,597,572
United Kingdom — 3.4%
U.K. Treasury Inflation Linked Bonds
0.13%, 03/22/24
(a)
........... GBP 214 277,115
0.13%, 03/22/26
(a)
........... 162 215,472
1.25%, 11/22/27
(a)
........... 215 313,093
0.13%, 08/10/28
(a)
........... 146 203,456
0.13%, 03/22/29
(a)
........... 221 310,685
0.13%, 08/10/31
(a)
........... 122 179,174
1.25%, 11/22/32
(a)
........... 158 259,166
0.75%, 03/22/34
(a)
........... 263 415,529
1.81%, 01/26/35 ............ 42 145,654
0.13%, 11/22/36
(a)
........... 169 256,100
1.13%, 11/22/37
(a)
........... 195 340,764
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.13%, 03/22/39
(a)
........... GBP 48 $ 72,814
0.63%, 03/22/40
(a)
........... 201 332,546
0.13%, 08/10/41
(a)
........... 152 236,372
0.63%, 11/22/42
(a)
........... 157 268,209
0.13%, 03/22/44
(a)
........... 179 278,942
0.13%, 03/22/46
(a)
........... 163 257,108
0.75%, 11/22/47
(a)
........... 190 343,024
0.13%, 08/10/48
(a)
........... 125 199,182
0.50%, 03/22/50
(a)
........... 120 211,076
0.13%, 03/22/51
(a)
........... 61 97,839
0.25%, 03/22/52
(a)
........... 151 253,415
1.25%, 11/22/55
(a)
........... 177 389,828
0.13%, 11/22/56
(a)
........... 92 154,016
0.13%, 03/22/58
(a)
........... 115 194,899
0.38%, 03/22/62
(a)
........... 159 301,019
0.13%, 11/22/65
(a)
........... 82 150,101
0.13%, 03/22/68
(a)
........... 144 273,749
0.13%, 03/22/73
(a)
........... 35 72,637
Series 8MO, 8.63%, 01/17/24
(a)
.. 52 240,442
Series 8MO, 10.29%, 07/22/30
(a)
. 37 168,988
7,412,414
Total Foreign Government Obligations — 28.1%
(Cost: $68,226,479) .............................. 61,875,094
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 371 400,196
2.00%, 01/15/26 ............ 32 34,774
1.75%, 01/15/28 ............ 123 134,276
3.63%, 04/15/28 ............ 172 206,571
2.50%, 01/15/29 ............ 376 434,206
3.88%, 04/15/29 ............ 199 249,243
3.38%, 04/15/32 ............ 107 140,121
2.13%, 02/15/40 - 02/15/41 ..... 637 789,545
0.75%, 02/15/42 - 02/15/45 ..... 640 625,141
0.63%, 02/15/43 ............ 322 306,119
1.38%, 02/15/44 ............ 376 413,097
1.00%, 02/15/46 - 02/15/49 ..... 729 748,670
0.88%, 02/15/47 ............ 335 332,537
0.25%, 02/15/50 ............ 204 174,509
0.13%, 02/15/51 - 02/15/52 ..... 399 332,679
U.S. Treasury Inflation Linked Notes
0.38%, 07/15/23 - 07/15/27 ..... 2,501 2,548,603
0.63%, 01/15/24 - 01/15/26 ..... 999 1,024,001
0.50%, 04/15/24 - 01/15/28 ..... 1,432 1,459,205
0.13%, 07/15/24 - 01/15/32 ..... 7,145 7,189,620
0.25%, 01/15/25 - 07/15/29 ..... 1,720 1,741,033
0.75%, 07/15/28 ............ 664 694,240
0.88%, 01/15/29 ............ 462 485,802
Total U.S. Treasury Obligations — 9.3%
(Cost: $21,498,282) .............................. 20,464,188
Total Long-Term Investments — 37.4%
(Cost: $89,724,761) .............................. 82,339,282

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.76%
(c)(d)
.... 22,713,038 $ 22,713,038
Total Money Market Funds — 10.3%
(Cost: $22,713,038) .............................. 22,713,038
Par (000)
Pa r (000)
U.S. Treasury Obligations — 24.4%
U.S. Treasury Bills
(e)
1.80%, 03/23/23 ............ USD 10,000 9,827,263
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.95%, 05/18/23 ............ USD 45,000 $ 43,979,109
Total U.S. Treasury Obligations — 24.4%
(Cost: $53,843,715) .............................. 53,806,372
Total Short-Term Securities — 34.7%
(Cost: $76,556,753) .............................. 76,519,410
Total Options Purchased — 0.0%
(Cost: $156,999 ) ................................ 41,228
Total Investments — 72.1%
(Cost: $166,438,513) ............................. 158,899,920
Other Assets Less Liabilities — 27.9% .................. 61,437,030
Net Assets — 100.0% .............................. $ 220,336,950
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Affiliate of the Fund.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 22,001,744 $ 711,294 $ — $ — $ — $ 22,713,038 22,713,038 $ 82,175 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Exchange Index .................................................. 89 08/19/22 $ 13,277 $ 1,236,349
CAC 40 10 Euro Index ...................................................... 203 08/19/22 13,437 994,337
IBEX 35 Index ............................................................ 207 08/19/22 17,321 517,727
WTI Crude Oil
(a)
........................................................... 19 08/22/22 1,874 36,635
SGX NIFTY 50 Index ....................................................... 229 08/25/22 7,938 390,085
FTSE China A50 Index ...................................................... 771 08/30/22 10,557 (274,432)
Brent Crude Oil
(a)
.......................................................... 38 08/31/22 3,951 63,541
TOPIX Index ............................................................. 133 09/08/22 19,397 186,787
Low Sulphur Gasoil
(a)
....................................................... 15 09/12/22 1,634 59,960
Australia 10 Year Bond ...................................................... 1,025 09/15/22 89,498 3,793,182
SPI 200 Index ............................................................ 28 09/15/22 3,386 168,876
FTSE 100 Index .......................................................... 33 09/16/22 2,972 44,389
FTSE/MIB Index .......................................................... 175 09/16/22 20,120 339,326
U.S. Treasury 10 Year Note ................................................... 442 09/21/22 53,496 1,414,895
Long Gilt ............................................................... 634 09/28/22 91,245 1,719,098
100 oz Gold
(a)
............................................................ 55 12/28/22 9,800 302,700
10,993,455
Short Contracts
OMXS30 Index ........................................................... 746 08/19/22 15,003 (680,728)
Natural Gas
(a)
............................................................ 27 08/29/22 2,222 18,323
RBOB Gasoline
(a)
......................................................... 45 08/31/22 5,884 103,432
Euro-Bund .............................................................. 527 09/08/22 84,908 (4,003,900)
S&P/TSX 60 Index ......................................................... 9 09/15/22 1,669 (44,379)
DAX Index .............................................................. 22 09/16/22 7,609 (114,118)
MSCI Hong Kong Equity Index ................................................. 98 09/16/22 6,397 32,424
S&P 500 E-Mini Index ...................................................... 62 09/16/22 12,814 (700,413)
Canada 10 Year Bond ...................................................... 1,271 09/20/22 129,477 (2,973,602)
Silver
(a)
................................................................ 6 09/28/22 606 (30,953)
(8,393,914)
$ 2,599,541
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,490,000 USD 4,508,910 Barclays Bank plc 08/02/22 $ 25,654
AUD 5,865,000 USD 4,060,809 Toronto Dominion Bank 08/02/22 37,067
AUD 7,315,350 USD 5,051,083 UBS AG 08/02/22 60,152
AUD 5,865,000 USD 4,059,900 Westpac Banking Corp. 08/02/22 37,976
CAD 4,080,000 USD 3,175,261 Barclays Bank plc 08/02/22 10,870
CAD 3,440,000 USD 2,678,147 Toronto Dominion Bank 08/02/22 8,199
CAD 4,293,080 USD 3,336,276 UBS AG 08/02/22 16,252
CAD 3,440,000 USD 2,678,502 Westpac Banking Corp. 08/02/22 7,844
EUR 5,985,000 USD 6,092,730 Barclays Bank plc 08/02/22 24,239
EUR 5,985,000 USD 6,074,895 Toronto Dominion Bank 08/02/22 42,074
EUR 7,419,874 USD 7,537,720 UBS AG 08/02/22 45,761
EUR 5,985,000 USD 6,079,862 Westpac Banking Corp. 08/02/22 37,107
GBP 1,907,000 USD 2,311,504 Barclays Bank plc 08/02/22 10,841
GBP 1,455,000 USD 1,756,549 Toronto Dominion Bank 08/02/22 15,350
GBP 1,803,499 USD 2,174,686 UBS AG 08/02/22 21,615
GBP 1,455,000 USD 1,757,749 Westpac Banking Corp. 08/02/22 14,150
USD 7,081,620 EUR 6,792,000 Barclays Bank plc 08/02/22 139,857

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 16,655 EUR 16,000 Goldman Sachs International 08/02/22 $ 302
USD 6,786,010 EUR 6,505,000 Toronto Dominion Bank 08/02/22 137,575
USD 6,787,415 EUR 6,505,000 UBS AG 08/02/22 138,980
USD 6,794,274 EUR 6,511,874 Westpac Banking Corp. 08/02/22 138,813
AUD 11,102,000
(a)
USD 7,698,979 Morgan Stanley & Co. International plc 09/21/22 64,416
CAD 1,190,000
(a)
USD 916,948 Morgan Stanley & Co. International plc 09/21/22 12,182
CHF 14,000
(a)
USD 14,472 Morgan Stanley & Co. International plc 09/21/22 294
CNY 25,864,000
(a)
USD 3,826,464 Morgan Stanley & Co. International plc 09/21/22 8,355
EUR 7,356,000
(a)
USD 7,480,824 Morgan Stanley & Co. International plc 09/21/22 64,566
GBP 22,821,000
(a)
USD 27,433,047 Morgan Stanley & Co. International plc 09/21/22 391,199
INR 89,269,000
(a)
USD 1,111,211 Citibank NA 09/21/22 8,831
KRW 974,773,000
(a)
USD 742,826 Societe Generale SA 09/21/22 5,474
MXN 107,206,000
(a)
USD 5,119,660 Morgan Stanley & Co. International plc 09/21/22 89,486
NZD 3,449,000
(a)
USD 2,148,330 Morgan Stanley & Co. International plc 09/21/22 20,226
USD 21,209,915
(a)
AUD 29,558,000 Morgan Stanley & Co. International plc 09/21/22 540,626
USD 4,369,951
(a)
BRL 22,018,000 BNP Paribas SA 09/21/22 175,698
USD 2,489,630
(a)
CAD 3,139,000 Morgan Stanley & Co. International plc 09/21/22 38,758
USD 39,485,718
(a)
CNY 263,964,000 Morgan Stanley & Co. International plc 09/21/22 348,143
USD 48,866,977
(a)
EUR 45,464,000 Morgan Stanley & Co. International plc 09/21/22 2,232,446
USD 574,958
(a)
GBP 468,000 Morgan Stanley & Co. International plc 09/21/22 4,354
USD 314,424
(a)
HKD 2,460,000 Morgan Stanley & Co. International plc 09/21/22 572
USD 1,405,508
(a)
INR 110,692,000 BNP Paribas SA 09/21/22 16,676
USD 38,626,089
(a)
KRW 48,465,313,000 Barclays Bank plc 09/21/22 1,420,916
USD 409,220
(a)
KRW 519,541,000 HSBC Bank plc 09/21/22 10,386
USD 4,148,140
(a)
KRW 5,398,929,000 Societe Generale SA 09/21/22 3,566
USD 4,719,111
(a)
MXN 95,704,000 Morgan Stanley & Co. International plc 09/21/22 68,849
USD 298,523
(a)
NOK 2,822,000 Morgan Stanley & Co. International plc 09/21/22 6,219
USD 5,699,882
(a)
NZD 9,065,000 Morgan Stanley & Co. International plc 09/21/22 269
USD 777,538
(a)
SEK 7,603,000 Morgan Stanley & Co. International plc 09/21/22 27,658
USD 434,133
(a)
SGD 597,000 Morgan Stanley & Co. International plc 09/21/22 1,926
USD 17,582,317
(a)
TWD 517,305,000 Barclays Bank plc 09/21/22 310,696
USD 606,488
(a)
TWD 17,919,000 HSBC Bank plc 09/21/22 8,214
6,851,679
EUR 955,000 USD 1,000,242 Barclays Bank plc 08/02/22 (24,184)
USD 4,655,469 AUD 6,759,000 Barclays Bank plc 08/02/22 (67,044)
USD 16,255 AUD 24,000 Goldman Sachs International 08/02/22 (514)
USD 4,316,575 AUD 6,250,000 Toronto Dominion Bank 08/02/22 (50,300)
USD 4,316,031 AUD 6,250,000 UBS AG 08/02/22 (50,844)
USD 4,317,842 AUD 6,252,350 Westpac Banking Corp. 08/02/22 (50,675)
USD 3,083,241 CAD 3,978,000 Barclays Bank plc 08/02/22 (23,237)
USD 91,305 CAD 118,000 Goldman Sachs International 08/02/22 (843)
USD 2,883,889 CAD 3,720,000 Toronto Dominion Bank 08/02/22 (21,113)
USD 2,883,319 CAD 3,720,000 UBS AG 08/02/22 (21,683)
USD 2,880,810 CAD 3,717,080 Westpac Banking Corp. 08/02/22 (21,911)
USD 2,189,751 GBP 1,807,000 Barclays Bank plc 08/02/22 (10,814)
USD 164,545 GBP 137,000 Goldman Sachs International 08/02/22 (2,294)
USD 1,896,163 GBP 1,560,000 Toronto Dominion Bank 08/02/22 (3,605)
USD 1,895,300 GBP 1,560,000 UBS AG 08/02/22 (4,468)
USD 1,891,965 GBP 1,556,499 Westpac Banking Corp. 08/02/22 (3,539)
USD 4,080,976 AUD 5,865,000 Barclays Bank plc 09/02/22 (19,259)
USD 4,062,832 AUD 5,865,000 Toronto Dominion Bank 09/02/22 (37,403)
USD 4,619,315 AUD 6,670,350 UBS AG 09/02/22 (43,942)
USD 4,061,947 AUD 5,865,000 Westpac Banking Corp. 09/02/22 (38,288)
USD 2,678,890 CAD 3,440,000 Barclays Bank plc 09/02/22 (7,329)
USD 2,677,970 CAD 3,440,000 Toronto Dominion Bank 09/02/22 (8,249)
USD 3,493,437 CAD 4,486,080 UBS AG 09/02/22 (9,643)
USD 2,678,310 CAD 3,440,000 Westpac Banking Corp. 09/02/22 (7,909)
USD 6,105,674 EUR 5,985,000 Barclays Bank plc 09/02/22 (24,813)
USD 6,087,888 EUR 5,985,000 Toronto Dominion Bank 09/02/22 (42,599)
USD 7,555,085 EUR 7,419,874 UBS AG 09/02/22 (45,156)
USD 6,092,790 EUR 5,985,000 Westpac Banking Corp. 09/02/22 (37,697)
USD 1,763,550 GBP 1,455,000 Barclays Bank plc 09/02/22 (9,635)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,757,781 GBP 1,455,000 Toronto Dominion Bank 09/02/22 $ (15,403)
USD 1,947,332 GBP 1,611,499 UBS AG 09/02/22 (16,575)
USD 1,758,964 GBP 1,455,000 Westpac Banking Corp. 09/02/22 (14,220)
BRL 70,890,000
(a)
USD 14,206,413 Deutsche Bank AG 09/21/22 (702,436)
CAD 42,732,000
(a)
USD 33,914,236 Morgan Stanley & Co. International plc 09/21/22 (549,898)
CNY 14,096,000
(a)
USD 2,098,680 Morgan Stanley & Co. International plc 09/21/22 (8,686)
EUR 6,724,000
(a)
USD 7,185,894 Morgan Stanley & Co. International plc 09/21/22 (288,776)
GBP 9,262,000
(a)
USD 11,597,319 Morgan Stanley & Co. International plc 09/21/22 (304,731)
INR 68,482,000
(a)
USD 861,723 HSBC Bank plc 09/21/22 (2,492)
INR 3,027,289,000
(a)
USD 38,539,153 Standard Chartered Bank 09/21/22 (556,315)
JPY 2,041,101,000
(a)
USD 15,467,503 Morgan Stanley & Co. International plc 09/21/22 (100,274)
KRW 3,805,048,000
(a)
USD 2,929,055 BNP Paribas SA 09/21/22 (8,049)
KRW 6,220,348,000
(a)
USD 4,812,202 Citibank NA 09/21/22 (37,052)
MXN 538,523,000
(a)
USD 26,973,810 Morgan Stanley & Co. International plc 09/21/22 (806,951)
NZD 7,983,000
(a)
USD 5,143,941 Morgan Stanley & Co. International plc 09/21/22 (124,635)
TWD 196,153,000
(a)
USD 6,565,571 BNP Paribas SA 09/21/22 (16,474)
TWD 245,563,000
(a)
USD 8,297,265 HSBC Bank plc 09/21/22 (98,482)
TWD 215,742,000
(a)
USD 7,360,118 Morgan Stanley & Co. International plc 09/21/22 (156,990)
USD 3,960,956
(a)
AUD 5,738,000 Morgan Stanley & Co. International plc 09/21/22 (51,506)
USD 8,429,403
(a)
BRL 45,607,000 BNP Paribas SA 09/21/22 (258,365)
USD 5,938,380
(a)
BRL 31,681,000 HSBC Bank plc 09/21/22 (96,597)
USD 2,957,403
(a)
CAD 3,791,000 JPMorgan Chase Bank NA 09/21/22 (2,537)
USD 14,599,429
(a)
CAD 18,964,000 Morgan Stanley & Co. International plc 09/21/22 (207,304)
USD 1,266,086
(a)
CNY 8,573,000 Morgan Stanley & Co. International plc 09/21/22 (5,021)
USD 7,708,976
(a)
EUR 7,595,000 Morgan Stanley & Co. International plc 09/21/22 (81,567)
USD 19,406,230
(a)
JPY 2,618,512,000 Morgan Stanley & Co. International plc 09/21/22 (308,265)
USD 6,471,915
(a)
KRW 8,587,649,000 Societe Generale SA 09/21/22 (120,531)
USD 455,210
(a)
MXN 9,399,000 Morgan Stanley & Co. International plc 09/21/22 (1,488)
USD 14,656,364
(a)
NZD 23,760,000 Morgan Stanley & Co. International plc 09/21/22 (282,720)
(5,913,330)
$ 938,349
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Bank of America NA 10/12/22 3.16 % USD 6,670 $ 16,959
10-Year Interest Rate Swap
(a)
2.41% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 10/12/22 2.41 EUR 6,712 24,269
$ 41,228
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 ....... 5.00 % Quarterly 06/20/27 BB- EUR 10,036 $ 16,162 $ 664,853 $ (648,691)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
38.V2 ........... 5.00 % Quarterly 06/20/27 BB- USD 9, 833 $ 166,343 $ 424,172 $ (257,829)
$ 182,505 $ 1,089,025 $ (906,520)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2022 ................ BRL (2,244,712) Merrill Lynch International & Co. 08/17/22 BRL 2,245 $ (27,955) $ — $ (27,955)
BOVESPA Index Futures August
2022 ................ BRL (4,279,664) Merrill Lynch International & Co. 08/17/22 BRL 4,280 (16,139) — (16,139)
BOVESPA Index Futures August
2022 ................ BRL (1,500,899) Merrill Lynch International & Co. 08/17/22 BRL 1,501 (11,089) — (11,089)
BOVESPA Index Futures August
2022 ................ BRL (7,697,779) Merrill Lynch International & Co. 08/17/22 BRL 7,698 (58,245) — (58,245)
BOVESPA Index Futures August
2022 ................ BRL (10,674,374) Merrill Lynch International & Co. 08/17/22 BRL 10,674 (45,138) — (45,138)
BOVESPA Index Futures August
2022 ................ BRL (14,309,172) Merrill Lynch International & Co. 08/17/22 BRL 14,309 14,868 — 14,868
Swiss Market Index Futures
September 2022 ........ BRL (38,411,435) Merrill Lynch International & Co. 08/17/22 BRL 38,411 35,128 — 35,128
TAIEX Index Futures August
2022 ................ TWD 877,629,459 Merrill Lynch International & Co. 08/17/22 TWD 877,629 926,306 — 926,306
BOVESPA Index Futures August
2022 ................ KRW (24,336,658,325) Merrill Lynch International & Co. 09/08/22 KRW 24,336,658 1,242,626 — 1,242,626
Swiss Market Index Futures
September 2022 ........ KRW (1,611,690,150) Merrill Lynch International & Co. 09/08/22 KRW 1,611,690 (66,525) — (66,525)
Swiss Market Index Futures
September 2022 ........ KRW (1,182,234,000) Merrill Lynch International & Co. 09/08/22 KRW 1,182,234 (23,634) — (23,634)
Swiss Market Index Futures
September 2022 ........ KRW (1,555,263,050) Merrill Lynch International & Co. 09/08/22 KRW 1,555,263 14,530 — 14,530
Swiss Market Index Futures
September 2022 ........ CHF (2,841,597) HSBC Bank plc 09/16/22 CHF 2,842 (63,857) — (63,857)
Swiss Market Index Futures
September 2022 ........ CHF (2,986,158) HSBC Bank plc 09/16/22 CHF 2,986 (146,538) — (146,538)
Swiss Market Index Futures
September 2022 ........ CHF (555,743) HSBC Bank plc 09/16/22 CHF 556 (2,529) — (2,529)
Swiss Market Index Futures
September 2022 ........ CHF (1,100,120) HSBC Bank plc 09/16/22 CHF 1,100 (16,999) — (16,999)
$ 1,754,810 $ — $ 1,754,810
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (539,668) $ 542,133
(c)
$ (4,587) 42.6%
Monthly BNP Paribas SA
(d)
11/17/23 (131,426) 228,052
(e)
82,012 48.9
Monthly Citibank NA
(f)
02/24/23-02/27/23 (218,929) 175,359
(g)
(43,322) 16.4
Monthly
Goldman Sachs
International
(h)
02/27/23-03/01/23 (339,005) 387,101
(i)
3,979 31.1
Monthly
JPMorgan Chase
Bank NA
(j)
02/08/23 23,293 (20,529)
(k)
4,839 3.2
Quarterly
Merrill Lynch
International & Co.
(l)
02/15/23 (164,386) 227,086
(m)
60,281 16.0
$ 1,539,202 $ 103,202
(b) (d) (f)
Range: 15-2,050 basis points 0-1,200 basis points 0-477 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1M Copenhagen Interbank Offer Rate (CIBOR) CHF - Swiss Average Rate O/N (SSARON) CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR) DKK - Annualized Overnight Deposit MID Rate DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
HKD - Overnight Index Average (HONIA) GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
NOK - 1M Norway Interbank Offer Rate (NIBOR) JPY - 1D Overnight Tokyo Average Rate (TONA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
NZD - 1M New Zealand Bank Bill Rate (BBR) NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1M Stockholm Interbank Offer Rate (STIBOR) NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
SGD - Overnight Rate Average (SORA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01) SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(h) (j) (l)
Range: 15-2,280 basis points 15-35 basis points 0-70 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CAD - Overnight Interbank Rate Overnight Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON) USD - 1D Overnight Bank Funding Rate (OBFR01) CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate (DETNT/N) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
NOK - Norwegian Overnight Weighted Average (NOWA) NZD - 1M New Zealand Bank Bill Rate (BBR)
NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
(c)
Amount includes $7,052 of net dividends and financing fees.
(e)
Amount includes $14,614 of net dividends and financing fees.
(g)
Amount includes $(248) of net dividends and financing fees.
(i)
Amount includes $44,117 of net dividends and financing fees.
(k)
Amount includes $(2,075) of net dividends and financing fees.
(m)
Amount includes $2,419 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date June 16, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Ampol Ltd. .............. 2,300 $ 54,491 (1,187.9) %
Aristocrat Leisure Ltd. ...... 5,473 136,541 (2,976.6)
Aurizon Holdings Ltd. ...... 7,481 21,174 (461.6)
Australia & New Zealand Banking
Group Ltd. ............ 2,898 46,835 (1,021.0)
BlueScope Steel Ltd. ....... 4,185 49,159 (1,071.6)
Brambles Ltd. ............ 2,528 20,347 (443.6)
Cochlear Ltd. ............ 132 19,896 (433.7)
Coles Group Ltd. ......... 12,892 169,792 (3,701.4)
IDP Education Ltd. ........ 1,953 39,294 (856.6)
Lottery Corp. Ltd. (The) ..... 15,985 50,706 (1,105.4)
QBE Insurance Group Ltd. ... 470 3,800 (82.8)
REA Group Ltd. .......... 666 58,757 (1,280.9)
670,792
Austria
Mondi plc ............... 2,339 44,388 (967.6)
OMV AG ............... 990 42,164 (919.2)
86,552
Belgium
Elia Group SA/NV ......... 283 42,963 (936.6)
Groupe Bruxelles Lambert SA . 2,401 212,525 (4,633.0)
UCB SA ............... 357 27,895 (608.1)
Umicore SA ............. 773 28,000 (610.4)
311,383
Brazil
MercadoLibre, Inc. ........ 35 28,480 (620.8)
Denmark
AP Moller - Maersk A/S, Class B 48 131,056 (2,857.0)
Coloplast A/S, Class B ...... 1,232 144,192 (3,143.3)
DSV A/S ............... 718 120,984 (2,637.4)
Genmab A/S ............ 498 177,198 (3,862.9)
Novo Nordisk A/S, Class B ... 2,356 274,413 (5,982.1)
Pandora A/S ............ 1,144 84,990 (1,852.8)
932,833
Finland
Elisa OYJ .............. 440 24,334 (530.5)
Kesko OYJ, Class B ....... 623 15,409 (335.9)
Neste OYJ .............. 243 12,495 (272.4)
Nokia OYJ .............. 9,323 48,560 (1,058.6)
Stora Enso OYJ, Class R .... 1,345 20,801 (453.5)
121,599
France
Arkema SA ............. 1,228 116,335 (2,536.1)
BioMerieux ............. 201 21,756 (474.3)
BNP Paribas SA .......... 3,034 143,348 (3,125.0)
Bureau Veritas SA ......... 1,947 53,699 (1,170.6)
Dassault Systemes SE ..... 1,751 75,103 (1,637.2)
Eiffage SA .............. 1,714 160,840 (3,506.3)
Shares Value
% of Basket
Value
France (continued)
Engie SA ............... 2,754 $ 34,073 (742.8) %
Eurazeo SE ............. 971 69,356 (1,511.9)
Hermes International ....... 80 109,756 (2,392.6)
Kering SA .............. 106 60,684 (1,322.9)
La Francaise des Jeux SAEM . 1,264 45,148 (984.2)
Orange SA .............. 28,400 290,204 (6,326.4)
Pernod Ricard SA ......... 692 135,940 (2,963.4)
Publicis Groupe SA ........ 4,006 213,181 (4,647.3)
Sanofi ................. 904 89,834 (1,958.3)
Societe Generale SA ....... 2,684 60,139 (1,311.0)
Teleperformance .......... 131 43,807 (955.0)
Thales SA .............. 190 23,628 (515.1)
Vivendi SE .............. 10,473 99,424 (2,167.4)
1,846,255
Germany
Bayer AG (Registered) ...... 2,095 122,202 (2,664.0)
Beiersdorf AG ............ 1,756 181,087 (3,947.6)
Covestro AG ............ 1,217 41,044 (894.7)
Deutsche Boerse AG ....... 351 61,272 (1,335.7)
Deutsche Post AG (Registered) 6,775 270,593 (5,898.8)
Evonik Industries AG ....... 3,699 78,898 (1,720.0)
GEA Group AG ........... 1,142 42,628 (929.3)
HeidelbergCement AG ...... 381 19,407 (423.1)
Henkel AG & Co. KGaA
(Preference) .......... 943 60,242 (1,313.3)
LEG Immobilien SE ........ 164 14,899 (324.8)
Mercedes-Benz Group AG ... 631 37,213 (811.2)
Merck KGaA ............ 308 58,662 (1,278.8)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 531 120,381 (2,624.3)
SAP SE ................ 1,179 109,968 (2,397.3)
1,218,496
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 92,036 (2,006.4)
New World Development Co.
Ltd. ................ 16,000 53,502 (1,166.3)
Power Assets Holdings Ltd. .. 8,500 55,656 (1,213.3)
Sun Hung Kai Properties Ltd. . 8,000 95,497 (2,081.8)
296,691
Ireland
Smurfit Kappa Group plc .... 4,489 162,715 (3,547.2)
Italy
Coca-Cola HBC AG ........ 3,436 84,565 (1,843.5)
Enel SpA ............... 32,509 163,887 (3,572.7)
Eni SpA ................ 7,653 91,994 (2,005.4)
Moncler SpA ............ 2,194 109,983 (2,397.6)
Poste Italiane SpA ......... 2,935 24,655 (537.5)
475,084
Japan
Ajinomoto Co., Inc. ........ 1,500 39,474 (860.5)
Asahi Kasei Corp. ......... 22,400 179,702 (3,917.5)
Astellas Pharma, Inc. ....... 3,200 50,116 (1,092.5)
Chugai Pharmaceutical Co. Ltd. 2,200 61,804 (1,347.3)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Dai Nippon Printing Co. Ltd. .. 2,300 $ 50,755 (1,106.4) %
Daiwa House Industry Co. Ltd. 3,400 84,007 (1,831.3)
Denso Corp. ............ 2,900 158,616 (3,457.8)
Dentsu Group, Inc. ........ 800 27,945 (609.2)
ENEOS Holdings, Inc. ...... 23,900 92,455 (2,015.5)
Fuji Electric Co. Ltd. ....... 800 36,133 (787.7)
Fujitsu Ltd. .............. 500 67,031 (1,461.3)
Hankyu Hanshin Holdings, Inc. 2,800 81,219 (1,770.5)
Hirose Electric Co. Ltd. ..... 300 43,100 (939.6)
Honda Motor Co. Ltd. ...... 8,000 205,018 (4,469.3)
Hoya Corp. ............. 600 60,115 (1,310.5)
Ibiden Co. Ltd. ........... 1,600 47,219 (1,029.3)
Isuzu Motors Ltd. ......... 9,200 100,911 (2,199.8)
Ito En Ltd. .............. 400 18,849 (410.9)
ITOCHU Corp. ........... 3,400 98,973 (2,157.6)
Japan Tobacco, Inc. ....... 17,500 314,223 (6,850.0)
JSR Corp. .............. 700 19,389 (422.7)
Kajima Corp. ............ 10,900 124,431 (2,712.6)
KDDI Corp. ............. 6,600 211,611 (4,613.1)
Kikkoman Corp. .......... 1,200 71,154 (1,551.1)
Kyocera Corp. ........... 800 44,471 (969.5)
Lixil Corp. .............. 5,400 111,754 (2,436.2)
Marubeni Corp. ........... 2,700 25,116 (547.5)
Mazda Motor Corp. ........ 24,000 202,310 (4,410.3)
Mitsubishi Electric Corp. ..... 23,600 249,080 (5,429.9)
Mitsubishi Estate Co. Ltd. .... 1,900 28,218 (615.1)
Mitsui Chemicals, Inc. ...... 5,200 109,534 (2,387.8)
Murata Manufacturing Co. Ltd. 1,000 58,411 (1,273.3)
NEC Corp. .............. 800 29,532 (643.8)
NGK Insulators Ltd. ........ 13,500 197,454 (4,304.4)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,000 59,755 (1,302.7)
Nippon Telegraph & Telephone
Corp. ............... 10,300 294,223 (6,414.0)
Nissan Chemical Corp. ..... 400 20,453 (445.9)
Nitto Denko Corp. ......... 2,600 167,428 (3,649.9)
Nomura Real Estate Holdings,
Inc. ................. 5,300 128,575 (2,802.9)
Olympus Corp. ........... 1,100 23,542 (513.2)
Ono Pharmaceutical Co. Ltd. . 2,400 67,485 (1,471.2)
ORIX Corp. ............. 4,200 74,852 (1,631.7)
Osaka Gas Co. Ltd. ........ 12,700 228,322 (4,977.4)
Panasonic Holdings Corp. ... 5,700 47,060 (1,025.9)
Recruit Holdings Co. Ltd. .... 2,500 93,433 (2,036.8)
Resona Holdings, Inc. ...... 20,100 78,114 (1,702.9)
Secom Co. Ltd. ........... 800 53,432 (1,164.8)
Seiko Epson Corp. ........ 2,600 39,059 (851.5)
Sekisui Chemical Co. Ltd. .... 8,600 120,997 (2,637.7)
Sekisui House Ltd. ........ 2,500 44,278 (965.3)
Shin-Etsu Chemical Co. Ltd. .. 400 51,238 (1,117.0)
Shionogi & Co. Ltd. ........ 500 25,646 (559.1)
SoftBank Corp. ........... 4,300 49,718 (1,083.8)
Sompo Holdings, Inc. ...... 1,700 75,873 (1,654.0)
Sony Group Corp. ......... 1,200 101,794 (2,219.1)
Subaru Corp. ............ 3,300 57,423 (1,251.8)
Sumitomo Chemical Co. Ltd. .. 31,200 122,614 (2,672.9)
Suntory Beverage & Food Ltd. 1,900 74,969 (1,634.3)
Suzuki Motor Corp. ........ 500 16,390 (357.3)
Taisei Corp. ............. 2,200 70,195 (1,530.2)
Tokyo Electron Ltd. ........ 200 68,839 (1,500.7)
Tokyo Gas Co. Ltd. ........ 13,200 259,260 (5,651.8)
TOPPAN, Inc. ............ 3,900 66,360 (1,446.6)
Toray Industries, Inc. ....... 23,000 125,979 (2,746.3)
Tosoh Corp. ............. 6,900 89,943 (1,960.7)
TOTO Ltd. .............. 2,500 85,155 (1,856.3)
Shares Value
% of Basket
Value
Japan (continued)
USS Co. Ltd. ............ 1,600 $ 31,396 (684.4) %
Yamaha Motor Co. Ltd. ..... 5,200 100,449 (2,189.8)
6,314,379
Netherlands
ASML Holding NV ......... 336 193,119 (4,209.9)
EXOR NV .............. 2,353 165,492 (3,607.7)
Koninklijke DSM NV ....... 109 17,456 (380.5)
Koninklijke KPN NV ........ 38,686 127,625 (2,782.2)
Koninklijke Philips NV ...... 1,235 25,560 (557.2)
NN Group NV ............ 4,802 225,321 (4,911.9)
Randstad NV ............ 1,839 92,949 (2,026.3)
Shell plc ............... 2,068 55,167 (1,202.6)
902,689
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 30,115 (656.5)
Spark New Zealand Ltd. ..... 29,439 94,664 (2,063.6)
124,779
Norway
DNB Bank ASA ........... 14,714 290,245 (6,327.3)
Equinor ASA ............ 881 33,922 (739.5)
Orkla ASA .............. 6,047 52,199 (1,137.9)
376,366
Singapore
DBS Group Holdings Ltd. .... 2,000 45,637 (994.9)
Singapore Airlines Ltd. ...... 5,900 23,341 (508.8)
Singapore Telecommunications
Ltd. ................ 26,400 49,924 (1,088.3)
STMicroelectronics NV ..... 3,099 117,277 (2,556.6)
United Overseas Bank Ltd. ... 13,900 277,324 (6,045.6)
513,503
South Africa
Anglo American plc ........ 266 9,615 (209.6)
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 28,147 127,553 (2,780.6)
Banco Santander SA ....... 49,601 124,095 (2,705.2)
Iberdrola SA ............. 12,542 68,688 (1,497.4)
Industria de Diseno Textil SA .. 3,235 78,568 (1,712.8)
398,904
Sweden
Alfa Laval AB ............ 3,039 90,872 (1,981.0)
Assa Abloy AB, Class B ..... 792 18,712 (407.9)
Boliden AB .............. 3,396 113,490 (2,474.1)
Epiroc AB, Class A ........ 1,639 28,980 (631.8)
Husqvarna AB, Class B ..... 4,097 32,652 (711.8)
Sandvik AB ............. 3,155 58,135 (1,267.3)
Skanska AB, Class B ....... 615 10,492 (228.7)
SKF AB, Class B .......... 2,667 44,884 (978.4)
Swedbank AB, Class A ...... 3,417 47,326 (1,031.7)
Tele2 AB, Class B ......... 5,666 64,726 (1,411.0)
Telia Co. AB ............. 7,091 26,197 (571.1)
Volvo AB, Class B ......... 1,604 28,798 (627.8)
565,264
Switzerland
Adecco Group AG (Registered) 984 34,663 (755.7)
Baloise Holding AG (Registered) 135 21,509 (468.9)
Geberit AG (Registered) ..... 233 122,716 (2,675.2)
Givaudan SA (Registered) ... 9 31,460 (685.8)
Holcim AG .............. 1,636 76,710 (1,672.3)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Switzerland (continued)
Julius Baer Group Ltd. ...... 372 $ 19,236 (419.3) %
Kuehne + Nagel International AG
(Registered) ........... 1,004 270,399 (5,894.6)
Novartis AG (Registered) .... 5,013 430,765 (9,390.6)
SGS SA (Registered) ....... 67 163,511 (3,564.5)
Sonova Holding AG (Registered) 101 36,378 (793.0)
Straumann Holding AG
(Registered) ........... 810 109,553 (2,388.2)
Swiss Life Holding AG
(Registered) ........... 392 207,657 (4,526.9)
Swisscom AG (Registered) ... 102 55,145 (1,202.1)
UBS Group AG (Registered) .. 8,706 142,259 (3,101.2)
Zurich Insurance Group AG .. 1,058 461,847 (10,068.1)
2,183,808
United Kingdom
Ashtead Group plc ........ 951 53,531 (1,167.0)
Associated British Foods plc .. 1,148 23,448 (511.2)
Auto Trader Group plc ...... 1,472 11,348 (247.4)
BAE Systems plc ......... 5,371 50,481 (1,100.5)
Barratt Developments plc .... 17,937 109,984 (2,397.6)
Berkeley Group Holdings plc .. 1,072 55,555 (1,211.1)
British American Tobacco plc . 2,627 102,935 (2,244.0)
Bunzl plc ............... 688 25,821 (562.9)
Coca-Cola Europacific Partners
plc ................. 699 37,830 (824.7)
Compass Group plc ........ 3,405 79,801 (1,739.6)
Croda International plc ...... 692 63,283 (1,379.6)
DCC plc ............... 1,583 103,353 (2,253.1)
Diageo plc .............. 3,929 186,124 (4,057.5)
Entain plc .............. 1,857 27,326 (595.7)
Experian plc ............. 1,269 44,431 (968.6)
Imperial Brands plc ........ 3,990 87,606 (1,909.8)
Informa plc .............. 9,482 68,959 (1,503.3)
InterContinental Hotels Group
plc ................. 2,612 154,827 (3,375.2)
Intertek Group plc ......... 3,167 169,261 (3,689.8)
JD Sports Fashion plc ...... 49,272 78,262 (1,706.1)
Kingfisher plc ............ 34,686 109,742 (2,392.4)
Legal & General Group plc ... 13,380 42,729 (931.5)
Next plc ................ 446 37,130 (809.4)
Persimmon plc ........... 1,135 26,180 (570.7)
RELX plc ............... 4,265 126,284 (2,753.0)
Sage Group plc (The) ...... 22,930 197,613 (4,307.9)
Spirax-Sarco Engineering plc . 341 49,755 (1,084.6)
Taylor Wimpey plc ......... 25,438 39,594 (863.1)
Whitbread plc ............ 4,297 136,773 (2,981.6)
WPP plc ............... 20,206 218,071 (4,753.9)
2,518,037
United States
A O Smith Corp. .......... 861 54,475 (1,187.6)
ABIOMED, Inc. ........... 289 84,680 (1,846.0)
Accenture plc, Class A ...... 623 190,800 (4,159.4)
Adobe, Inc. ............. 1,251 513,060 (11,184.6)
Agilent Technologies, Inc. .... 3,505 470,021 (10,246.3)
Airbnb, Inc., Class A ....... 880 97,662 (2,129.0)
Ally Financial, Inc. ......... 1,361 45,008 (981.2)
AMERCO .............. 132 70,895 (1,545.5)
American Electric Power Co.,
Inc. ................. 782 77,074 (1,680.2)
American Express Co. ...... 211 32,498 (708.5)
American Water Works Co., Inc. 467 72,590 (1,582.5)
Ameriprise Financial, Inc. .... 231 62,352 (1,359.2)
ANSYS, Inc. ............. 746 208,127 (4,537.1)
Apple, Inc. .............. 3,008 488,830 (10,656.4)
Shares Value
% of Basket
Value
United States (continued)
Applied Materials, Inc. ...... 3,372 $ 357,365 (7,790.5) %
Archer-Daniels-Midland Co. .. 4,682 387,529 (8,448.0)
Arista Networks, Inc. ....... 940 109,632 (2,390.0)
Assurant, Inc. ............ 284 49,922 (1,088.3)
Autodesk, Inc. ........... 480 103,834 (2,263.5)
Automatic Data Processing, Inc. 698 168,302 (3,668.9)
AutoZone, Inc. ........... 13 27,786 (605.7)
Avery Dennison Corp. ...... 705 134,274 (2,927.1)
Baker Hughes Co. ......... 5,095 130,891 (2,853.4)
Bank of New York Mellon Corp.
(The) ............... 2,941 127,816 (2,786.4)
Berkshire Hathaway, Inc., Class
B .................. 225 67,635 (1,474.4)
Blackstone, Inc. .......... 315 32,152 (700.9)
Booking Holdings, Inc. ...... 53 102,592 (2,236.5)
Booz Allen Hamilton Holding
Corp. ............... 948 90,989 (1,983.5)
BorgWarner, Inc. .......... 927 35,652 (777.2)
Brown-Forman Corp., Class B . 1,209 89,732 (1,956.1)
Bunge Ltd. .............. 1,352 124,830 (2,721.3)
Cadence Design Systems, Inc. 5,717 1,063,819 (23,191.0)
Capital One Financial Corp. .. 405 44,481 (969.7)
Cardinal Health, Inc. ....... 1,213 72,246 (1,575.0)
Carlyle Group, Inc. (The) .... 2,352 91,516 (1,995.0)
Carrier Global Corp. ....... 569 23,062 (502.7)
CBRE Group, Inc., Class A ... 284 24,316 (530.1)
CDW Corp. ............. 497 90,220 (1,966.8)
Celanese Corp. .......... 226 26,557 (578.9)
CenterPoint Energy, Inc. .... 1,142 36,190 (788.9)
Chipotle Mexican Grill, Inc. ... 21 32,849 (716.1)
Citigroup, Inc. ............ 2,965 153,884 (3,354.6)
CMS Energy Corp. ........ 2,421 166,395 (3,627.4)
Coca-Cola Co. (The) ....... 448 28,748 (626.7)
Cognizant Technology Solutions
Corp., Class A ......... 2,105 143,056 (3,118.6)
ConocoPhillips ........... 279 27,183 (592.6)
Consolidated Edison, Inc. .... 603 59,860 (1,304.9)
Copart, Inc. ............. 1,186 151,927 (3,312.0)
Corteva, Inc. ............ 4,484 258,054 (5,625.5)
Cummins, Inc. ........... 1,559 345,022 (7,521.4)
CVS Health Corp. ......... 2,499 239,104 (5,212.4)
Datadog, Inc., Class A ...... 340 34,683 (756.1)
Delta Air Lines, Inc. ........ 718 22,832 (497.7)
Devon Energy Corp. ....... 446 28,031 (611.1)
Dexcom, Inc. ............ 500 41,040 (894.7)
Diamondback Energy, Inc. ... 316 40,454 (881.9)
Discover Financial Services .. 506 51,106 (1,114.1)
DocuSign, Inc. ........... 229 14,651 (319.4)
Dominion Energy, Inc. ...... 2,280 186,914 (4,074.7)
Domino's Pizza, Inc. ....... 63 24,703 (538.5)
Dover Corp. ............. 130 17,378 (378.8)
Dow, Inc. ............... 1,243 66,140 (1,441.8)
Dropbox, Inc., Class A ...... 13,433 305,466 (6,659.1)
DTE Energy Co. .......... 1,702 221,771 (4,834.5)
DuPont de Nemours, Inc. .... 5,987 366,584 (7,991.4)
eBay, Inc. .............. 3,238 157,464 (3,432.7)
Edison International ........ 1,016 68,854 (1,501.0)
Edwards Lifesciences Corp. .. 6,247 628,073 (13,691.8)
Electronic Arts, Inc. ........ 1,129 148,159 (3,229.8)
Elevance Health, Inc. ....... 81 38,645 (842.5)
Eli Lilly & Co. ............ 385 126,931 (2,767.1)
Emerson Electric Co. ....... 1,271 114,479 (2,495.6)
Equifax, Inc. ............. 8 1,671 (36.4)
Equitable Holdings, Inc. ..... 2,574 73,179 (1,595.3)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Estee Lauder Cos., Inc. (The),
Class A .............. 586 $ 160,037 (3,488.8) %
Evergy, Inc. ............. 1,079 73,653 (1,605.6)
Eversource Energy ........ 664 58,578 (1,277.0)
Exelon Corp. ............ 3,818 177,499 (3,869.4)
Expedia Group, Inc. ........ 924 97,990 (2,136.2)
Expeditors International of
Washington, Inc. ........ 2,252 239,275 (5,216.1)
FactSet Research Systems, Inc. 265 113,865 (2,482.2)
Fair Isaac Corp. .......... 424 195,901 (4,270.6)
Fastenal Co. ............ 1,082 55,572 (1,211.4)
FedEx Corp. ............ 683 159,200 (3,470.5)
Ferguson plc ............ 450 56,609 (1,234.1)
First Republic Bank ........ 188 30,589 (666.8)
FMC Corp. .............. 175 19,443 (423.8)
Fortinet, Inc. ............. 1,525 90,966 (1,983.0)
Fortive Corp. ............ 1,990 128,256 (2,795.9)
Fortune Brands Home & Security,
Inc. ................. 755 52,608 (1,146.8)
Garmin Ltd. ............. 1,422 138,816 (3,026.1)
General Motors Co. ........ 1,980 71,795 (1,565.1)
Genuine Parts Co. ........ 1,422 217,381 (4,738.9)
Gilead Sciences, Inc. ....... 5,432 324,562 (7,075.4)
Halliburton Co. ........... 1,730 50,689 (1,105.0)
Hartford Financial Services
Group, Inc. (The) ....... 337 21,726 (473.6)
Hershey Co. (The) ........ 1,818 414,431 (9,034.5)
Hewlett Packard Enterprise Co. 4,179 59,509 (1,297.3)
Hologic, Inc. ............. 1,745 124,558 (2,715.3)
Home Depot, Inc. (The) ..... 94 28,288 (616.7)
HubSpot, Inc. ............ 56 17,248 (376.0)
IDEX Corp. ............. 109 22,754 (496.0)
IDEXX Laboratories, Inc. .... 44 17,564 (382.9)
Illinois Tool Works, Inc. ...... 1,769 367,527 (8,012.0)
Illumina, Inc. ............ 206 44,636 (973.1)
Incyte Corp. ............. 2,166 168,255 (3,667.9)
Intel Corp. .............. 9,073 329,441 (7,181.7)
Interpublic Group of Cos., Inc.
(The) ............... 4,640 138,597 (3,021.4)
Intuit, Inc. .............. 1,068 487,190 (10,620.6)
Invesco Ltd. ............. 1,068 18,946 (413.0)
Jacobs Engineering Group, Inc. 472 64,806 (1,412.7)
James Hardie Industries plc,
CDI ................ 11,251 277,863 (6,057.3)
JB Hunt Transport Services, Inc. 1,698 311,192 (6,783.9)
Johnson Controls International
plc ................. 2,506 135,098 (2,945.1)
JPMorgan Chase & Co. ..... 405 46,721 (1,018.5)
Juniper Networks, Inc. ...... 5,961 167,087 (3,642.5)
Keysight Technologies, Inc. ... 2,666 433,492 (9,450.0)
KLA Corp. .............. 257 98,570 (2,148.8)
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 111,768 (2,436.5)
Kroger Co. (The) .......... 914 42,446 (925.3)
Lam Research Corp. ....... 391 195,699 (4,266.2)
Lennar Corp., Class A ...... 41 3,485 (76.0)
Lennox International, Inc. .... 144 34,492 (751.9)
LKQ Corp. .............. 2,175 119,277 (2,600.2)
Lowe's Cos., Inc. ......... 116 22,217 (484.3)
Lyft, Inc., Class A ......... 3,283 45,502 (991.9)
LyondellBasell Industries NV,
Class A .............. 914 81,456 (1,775.7)
Marathon Oil Corp. ........ 1,579 39,159 (853.7)
Marathon Petroleum Corp. ... 1,800 164,988 (3,596.7)
Masco Corp. ............ 383 21,211 (462.4)
Shares Value
% of Basket
Value
United States (continued)
Masimo Corp. ............ 650 $ 93,977 (2,048.7) %
Merck & Co., Inc. ......... 1,380 123,289 (2,687.7)
MetLife, Inc. ............. 12,841 812,193 (17,705.6)
Mettler-Toledo International, Inc. 54 72,885 (1,588.9)
Microsoft Corp. ........... 1,822 511,508 (11,150.7)
Molina Healthcare, Inc. ..... 847 277,579 (6,051.1)
Monolithic Power Systems, Inc. 144 66,920 (1,458.8)
Nasdaq, Inc. ............ 123 22,251 (485.1)
Nestle SA (Registered) ..... 1,588 194,573 (4,241.6)
NetApp, Inc. ............. 5,594 399,020 (8,698.5)
Neurocrine Biosciences, Inc. .. 360 33,887 (738.7)
News Corp., Class A ....... 3,213 55,071 (1,200.5)
NiSource, Inc. ........... 1,570 47,728 (1,040.5)
Nordson Corp. ........... 234 54,052 (1,178.3)
Norfolk Southern Corp. ..... 103 25,871 (564.0)
Northern Trust Corp. ....... 818 81,620 (1,779.3)
Nucor Corp. ............. 143 19,419 (423.3)
NVIDIA Corp. ............ 178 32,330 (704.8)
NVR, Inc. ............... 18 79,076 (1,723.8)
Old Dominion Freight Line, Inc. 367 111,388 (2,428.2)
ONEOK, Inc. ............ 6,669 398,406 (8,685.1)
Otis Worldwide Corp. ....... 2,544 198,864 (4,335.2)
Owens Corning ........... 736 68,257 (1,488.0)
Packaging Corp. of America .. 328 46,120 (1,005.4)
Palo Alto Networks, Inc. ..... 251 125,274 (2,730.9)
Paychex, Inc. ............ 941 120,711 (2,631.5)
Paycom Software, Inc. ...... 147 48,582 (1,059.1)
Pentair plc .............. 633 30,947 (674.6)
PepsiCo, Inc. ............ 909 159,039 (3,467.0)
Philip Morris International, Inc. 524 50,907 (1,109.8)
Phillips 66 .............. 991 88,199 (1,922.7)
Pinterest, Inc., Class A ...... 4,405 85,809 (1,870.6)
Pool Corp. .............. 383 136,999 (2,986.5)
Procter & Gamble Co. (The) .. 2,188 303,935 (6,625.7)
Public Service Enterprise Group,
Inc. ................. 2,269 149,005 (3,248.3)
QUALCOMM, Inc. ......... 982 142,449 (3,105.4)
Regeneron Pharmaceuticals,
Inc. ................. 90 52,352 (1,141.3)
RingCentral, Inc., Class A .... 951 47,065 (1,026.0)
Robert Half International, Inc. . 1,121 88,716 (1,934.0)
Roche Holding AG ........ 506 167,994 (3,662.2)
Schlumberger NV ......... 15,431 571,410 (12,456.6)
Seagate Technology Holdings
plc ................. 318 25,434 (554.4)
Sealed Air Corp. .......... 1,992 121,751 (2,654.1)
Sempra Energy .......... 1,862 308,720 (6,730.0)
ServiceNow, Inc. .......... 640 285,862 (6,231.7)
Starbucks Corp. .......... 2,002 169,730 (3,700.1)
State Street Corp. ......... 327 23,230 (506.4)
Steel Dynamics, Inc. ....... 2,386 185,822 (4,050.9)
Stellantis NV ............ 16,490 236,801 (5,162.2)
SVB Financial Group ....... 401 161,824 (3,527.7)
Synchrony Financial ....... 1,158 38,770 (845.2)
Synopsys, Inc. ........... 405 148,838 (3,244.6)
Texas Instruments, Inc. ..... 920 164,579 (3,587.8)
Travelers Cos., Inc. (The) .... 117 18,568 (404.8)
Trimble, Inc. ............. 2,585 179,477 (3,912.5)
Tyson Foods, Inc., Class A ... 1,192 104,908 (2,287.0)
Uber Technologies, Inc. ..... 1,928 45,212 (985.6)
UGI Corp. .............. 6,604 285,029 (6,213.6)
Ulta Beauty, Inc. .......... 267 103,839 (2,263.7)
United Parcel Service, Inc., Class
B .................. 314 61,195 (1,334.0)
United Rentals, Inc. ........ 381 122,937 (2,680.0)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Vail Resorts, Inc. .......... 604 $ 143,227 (3,122.3) %
Veeva Systems, Inc., Class A . 651 145,551 (3,173.0)
VeriSign, Inc. ............ 920 174,027 (3,793.7)
Vertex Pharmaceuticals, Inc. .. 457 128,147 (2,793.6)
Waters Corp. ............ 212 77,174 (1,682.4)
Webster Financial Corp. ..... 473 21,971 (479.0)
Westlake Corp. ........... 1,624 158,080 (3,446.1)
WestRock Co. ........... 1,918 81,246 (1,771.2)
Workday, Inc., Class A ...... 645 100,040 (2,180.8)
WW Grainger, Inc. ......... 428 232,631 (5,071.3)
Zebra Technologies Corp., Class
A .................. 361 129,126 (2,814.9)
28,036,608
Total Reference Entity — Long ............ 48,094,832
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (14,187) (116,324) 2,535.8
Commonwealth Bank of
Australia ............. (2,076) (147,432) 3,214.0
Computershare Ltd. ........ (1,566) (27,666) 603.1
Domino's Pizza Enterprises Ltd. (4,796) (245,219) 5,345.7
Evolution Mining Ltd. ....... (26,493) (48,940) 1,066.9
Glencore plc ............ (17,996) (101,996) 2,223.5
Macquarie Group Ltd. ...... (492) (62,968) 1,372.7
Mineral Resources Ltd. ..... (630) (24,005) 523.3
National Australia Bank Ltd. .. (3,956) (85,436) 1,862.5
Newcrest Mining Ltd. ....... (7,343) (98,956) 2,157.2
Northern Star Resources Ltd. . (12,190) (66,992) 1,460.4
Origin Energy Ltd. ......... (5,586) (23,452) 511.3
Ramsay Health Care Ltd. .... (6,876) (339,687) 7,405.1
Reece Ltd. .............. (3,725) (40,231) 877.0
Sonic Healthcare Ltd. ...... (3,652) (87,946) 1,917.2
Telstra Corp. Ltd. ......... (45,587) (124,590) 2,716.0
Transurban Group ......... (15,701) (160,491) 3,498.7
Westpac Banking Corp. ..... (2,880) (43,612) 950.7
WiseTech Global Ltd. ....... (282) (9,987) 217.7
Woodside Energy Group Ltd. . (1,209) (27,300) 595.1
Woolworths Group Ltd. ..... (7,289) (191,767) 4,180.5
(2,074,997)
Belgium
Anheuser-Busch InBev SA/NV (1,937) (103,761) 2,262.0
Sofina SA .............. (99) (23,185) 505.4
Solvay SA .............. (1,244) (109,264) 2,381.9
(236,210)
Brazil
Yara International ASA ...... (1,175) (50,076) 1,091.6
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (160,598) 3,501.0
Futu Holdings Ltd., ADR ..... (2,308) (96,013) 2,093.1
NXP Semiconductors NV .... (133) (24,456) 533.1
(281,067)
Denmark
Chr Hansen Holding A/S .... (1,164) (76,187) 1,660.9
Demant A/S ............. (1,412) (53,791) 1,172.6
GN Store Nord A/S ........ (2,271) (79,086) 1,724.0
Orsted A/S .............. (324) (37,719) 822.3
Shares Value
% of Basket
Value
Denmark (continued)
ROCKWOOL A/S, Class B ... (85) $ (21,063) 459.2%
(267,846)
Finland
Fortum OYJ ............. (13,732) (154,132) 3,360.1
Kone OYJ, Class B ........ (263) (12,019) 262.0
Orion OYJ, Class B ........ (496) (23,678) 516.2
(189,829)
France
Accor SA ............... (10,838) (281,234) 6,130.8
Adevinta ASA ............ (5,256) (39,969) 871.3
Aeroports de Paris ........ (1,512) (208,916) 4,554.3
Air Liquide SA ........... (1,738) (238,944) 5,208.9
Airbus SE .............. (769) (82,915) 1,807.5
Alstom SA .............. (2,305) (54,780) 1,194.2
AXA SA ................ (3,156) (72,722) 1,585.3
Bollore SE .............. (19,131) (96,590) 2,105.6
Bouygues SA ............ (3,187) (96,342) 2,100.2
Cie Generale des Etablissements
Michelin SCA .......... (2,209) (61,818) 1,347.6
Credit Agricole SA ......... (2,712) (24,988) 544.7
Electricite de France SA ..... (11,886) (144,347) 3,146.7
EssilorLuxottica SA ........ (409) (64,124) 1,397.9
L'Oreal SA .............. (986) (372,765) 8,126.2
Remy Cointreau SA ........ (135) (26,670) 581.4
Renault SA ............. (4,297) (127,038) 2,769.4
Sartorius Stedim Biotech .... (43) (17,202) 375.0
Sodexo SA ............. (314) (25,514) 556.2
Ubisoft Entertainment SA .... (1,183) (50,366) 1,098.0
Valeo ................. (1,183) (25,411) 554.0
Veolia Environnement SA .... (1,678) (41,968) 914.9
Vinci SA ............... (402) (38,535) 840.1
Worldline SA ............ (1,349) (59,542) 1,298.0
(2,252,700)
Germany
adidas AG .............. (533) (92,205) 2,010.0
Aroundtown SA ........... (4,614) (14,797) 322.6
Continental AG ........... (2,168) (154,451) 3,367.0
Deutsche Lufthansa AG
(Registered) ........... (13,248) (81,553) 1,777.8
Deutsche Telekom AG
(Registered) ........... (3,543) (67,314) 1,467.4
Fresenius Medical Care AG &
Co. KGaA ............ (2,231) (82,711) 1,803.1
Hannover Rueck SE ....... (253) (35,887) 782.3
Porsche Automobil Holding SE
(Preference) .......... (420) (30,400) 662.7
RWE AG ............... (4,265) (175,454) 3,824.8
Scout24 SE ............. (1,034) (59,112) 1,288.6
Siemens Energy AG ....... (847) (14,075) 306.8
Siemens Healthineers AG .... (764) (39,150) 853.5
Telefonica Deutschland Holding
AG ................. (53,777) (142,973) 3,116.8
United Internet AG (Registered),
Class G .............. (1,434) (37,773) 823.5
Vonovia SE ............. (3,589) (119,585) 2,606.9
Zalando SE ............. (3,143) (88,485) 1,929.0
(1,235,925)
Hong Kong
CK Infrastructure Holdings Ltd. (32,500) (203,800) 4,442.8
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (176,824) 3,854.7
HKT Trust & HKT Ltd. ...... (104,000) (145,716) 3,176.6

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Hong Kong (continued)
Jardine Matheson Holdings Ltd. (2,100) $ (110,913) 2,417.9%
(637,253)
Ireland
AerCap Holdings NV ....... (2,040) (91,515) 1,995.0
Kingspan Group plc ........ (1,038) (67,188) 1,464.7
(158,703)
Israel
Wix.com Ltd. ............ (174) (10,323) 225.1
Italy
Atlantia SpA ............. (2,885) (66,674) 1,453.5
Infrastrutture Wireless Italiane
SpA ................ (5,248) (55,148) 1,202.2
Nexi SpA ............... (3,140) (28,518) 621.7
(150,340)
Japan
Aeon Co. Ltd. ............ (5,200) (104,868) 2,286.1
Aisin Corp. .............. (1,500) (44,548) 971.1
Asahi Group Holdings Ltd. ... (800) (27,813) 606.3
Bandai Namco Holdings, Inc. . (1,300) (101,559) 2,214.0
Bridgestone Corp. ......... (600) (23,404) 510.2
Brother Industries Ltd. ...... (5,200) (97,403) 2,123.4
Canon, Inc. ............. (3,500) (82,802) 1,805.1
Central Japan Railway Co. ... (1,900) (222,484) 4,850.1
Chubu Electric Power Co., Inc. (11,800) (125,876) 2,744.1
Dai-ichi Life Holdings, Inc. ... (2,700) (46,966) 1,023.9
Daiichi Sankyo Co. Ltd. ..... (1,100) (29,166) 635.8
Daikin Industries Ltd. ....... (200) (35,076) 764.6
East Japan Railway Co. ..... (1,100) (57,428) 1,251.9
Fast Retailing Co. Ltd. ...... (200) (121,118) 2,640.3
FUJIFILM Holdings Corp. .... (1,200) (68,546) 1,494.3
GMO Payment Gateway, Inc. . (1,600) (132,965) 2,898.6
Hikari Tsushin, Inc. ........ (100) (11,019) 240.2
Iida Group Holdings Co. Ltd. .. (3,300) (54,029) 1,177.8
Inpex Corp. ............. (9,200) (105,448) 2,298.8
Itochu Techno-Solutions Corp. . (2,300) (61,639) 1,343.7
Japan Exchange Group, Inc. .. (900) (14,311) 312.0
Japan Post Bank Co. Ltd. .... (15,300) (122,395) 2,668.2
Japan Post Holdings Co. Ltd. . (4,200) (30,239) 659.2
Japan Post Insurance Co. Ltd. (2,200) (35,569) 775.4
JFE Holdings, Inc. ......... (5,200) (58,629) 1,278.1
Keio Corp. .............. (1,700) (65,093) 1,419.0
Keisei Electric Railway Co. Ltd. (600) (16,450) 358.6
Keyence Corp. ........... (300) (118,903) 2,592.0
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (19,986) 435.7
Kobe Bussan Co. Ltd. ...... (7,300) (208,088) 4,536.3
Koei Tecmo Holdings Co. Ltd. . (7,150) (249,609) 5,441.4
Koito Manufacturing Co. Ltd. .. (400) (13,149) 286.6
Kose Corp. ............. (1,500) (133,893) 2,918.8
Kubota Corp. ............ (15,200) (252,371) 5,501.6
Kurita Water Industries Ltd. ... (600) (24,336) 530.5
Lasertec Corp. ........... (1,200) (171,804) 3,745.3
M3, Inc. ................ (700) (24,388) 531.7
Makita Corp. ............ (2,400) (58,652) 1,278.6
Mitsubishi Chemical Group
Corp. ............... (4,400) (24,744) 539.4
Mitsubishi Corp. .......... (1,700) (50,523) 1,101.4
Mitsubishi HC Capital, Inc. ... (7,300) (35,375) 771.2
Mitsubishi Heavy Industries Ltd. (4,000) (148,530) 3,237.9
Mitsubishi UFJ Financial Group,
Inc. ................. (22,100) (124,522) 2,714.6
Mitsui & Co. Ltd. .......... (1,000) (22,062) 481.0
Shares Value
% of Basket
Value
Japan (continued)
Mitsui Fudosan Co. Ltd. ..... (2,500) $ (55,874) 1,218.0%
Mitsui OSK Lines Ltd. ...... (800) (21,937) 478.2
Mizuho Financial Group, Inc. .. (3,500) (41,742) 910.0
Nexon Co. Ltd. ........... (4,100) (93,079) 2,029.1
Nidec Corp. ............. (1,600) (111,190) 2,423.9
Nihon M&A Center Holdings,
Inc. ................. (4,400) (58,881) 1,283.6
Nintendo Co. Ltd. ......... (200) (89,435) 1,949.7
Nippon Paint Holdings Co. Ltd. (2,600) (19,875) 433.3
Nippon Sanso Holdings Corp. . (8,000) (134,901) 2,940.8
Nippon Shinyaku Co. Ltd. .... (500) (30,946) 674.6
NTT Data Corp. .......... (4,500) (68,108) 1,484.7
Obic Co. Ltd. ............ (400) (63,948) 1,394.0
Odakyu Electric Railway Co. Ltd. (10,600) (152,030) 3,314.2
Oji Holdings Corp. ......... (3,600) (15,009) 327.2
Open House Group Co. Ltd. .. (1,600) (69,800) 1,521.6
Oracle Corp. Japan ........ (800) (49,895) 1,087.7
Otsuka Corp. ............ (5,200) (162,166) 3,535.2
Otsuka Holdings Co. Ltd. .... (7,100) (253,633) 5,529.1
Rakuten Group, Inc. ....... (19,700) (97,664) 2,129.0
Renesas Electronics Corp. ... (9,100) (86,676) 1,889.5
SBI Holdings, Inc. ......... (3,500) (71,006) 1,547.9
SCSK Corp. ............. (3,600) (63,397) 1,382.0
Sharp Corp. ............. (8,200) (66,002) 1,438.8
Shimizu Corp. ........... (8,200) (46,483) 1,013.3
Shiseido Co. Ltd. ......... (1,300) (53,473) 1,165.7
SoftBank Group Corp. ...... (4,300) (180,629) 3,937.7
Square Enix Holdings Co. Ltd. . (1,500) (69,600) 1,517.3
SUMCO Corp. ........... (6,300) (88,154) 1,921.7
Sumitomo Electric Industries
Ltd. ................ (28,500) (317,741) 6,926.7
T&D Holdings, Inc. ........ (2,300) (26,032) 567.5
Takeda Pharmaceutical Co. Ltd. (3,500) (102,691) 2,238.6
TIS, Inc. ............... (7,100) (201,314) 4,388.6
Tobu Railway Co. Ltd. ...... (3,500) (83,107) 1,811.7
Toho Co. Ltd. ............ (1,600) (63,537) 1,385.1
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (73,985) 1,612.9
Tokyu Corp. ............. (4,800) (58,856) 1,283.0
Toshiba Corp. ............ (1,200) (48,681) 1,061.2
Unicharm Corp. .......... (1,000) (36,222) 789.6
Welcia Holdings Co. Ltd. .... (5,500) (122,842) 2,677.9
West Japan Railway Co. .... (3,500) (128,558) 2,802.5
Z Holdings Corp. .......... (7,900) (27,920) 608.7
(7,184,797)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (51,849) 1,130.3
Luxembourg
ArcelorMittal SA .......... (3,757) (92,700) 2,020.8
Eurofins Scientific SE ...... (188) (14,656) 319.5
(107,356)
Netherlands
ABN AMRO Bank NV, CVA ... (4,692) (47,849) 1,043.1
Akzo Nobel NV ........... (224) (15,075) 328.6
Argenx SE .............. (296) (108,129) 2,357.2
ASM International NV ...... (204) (62,663) 1,366.0
Euronext NV ............ (1,573) (128,166) 2,794.0
ING Groep NV ........... (5,657) (54,951) 1,197.9
JDE Peet's NV ........... (5,023) (145,679) 3,175.8
OCI NV ................ (775) (26,906) 586.5
Universal Music Group NV ... (11,954) (270,597) 5,898.9
(860,015)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
New Zealand
Xero Ltd. ............... (1,064) $ (70,095) 1,528.0%
Norway
Gjensidige Forsikring ASA ... (1,266) (26,479) 577.3
Singapore
Grab Holdings Ltd., Class A .. (9,466) (27,925) 608.7
Keppel Corp. Ltd. ......... (32,500) (162,376) 3,539.8
Sea Ltd., ADR ........... (1,721) (131,347) 2,863.3
Singapore Exchange Ltd. .... (19,500) (139,787) 3,047.3
Venture Corp. Ltd. ......... (12,800) (163,075) 3,555.0
(624,510)
Spain
Aena SME SA ........... (613) (77,538) 1,690.3
Amadeus IT Group SA ...... (619) (36,094) 786.8
CaixaBank SA ........... (17,870) (53,659) 1,169.8
Cellnex Telecom SA ....... (4,646) (207,811) 4,530.2
EDP Renovaveis SA ....... (2,882) (74,959) 1,634.1
Ferrovial SA ............. (1,606) (43,006) 937.5
Grifols SA .............. (9,099) (132,769) 2,894.3
Naturgy Energy Group SA ... (365) (10,706) 233.4
Telefonica SA ............ (25,444) (113,574) 2,475.9
(750,116)
Sweden
Atlas Copco AB, Class A .... (6,904) (80,703) 1,759.3
Electrolux AB, Class B ...... (7,517) (108,424) 2,363.6
Embracer Group AB ....... (3,926) (29,918) 652.2
EQT AB ................ (2,573) (69,840) 1,522.5
H & M Hennes & Mauritz AB,
Class B .............. (10,096) (129,174) 2,816.0
Hexagon AB, Class B ...... (3,797) (44,708) 974.6
Holmen AB, Class B ....... (1,320) (54,241) 1,182.5
Nibe Industrier AB, Class B ... (8,260) (83,212) 1,814.0
Securitas AB, Class B ...... (4,853) (49,075) 1,069.8
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) (59,281) 1,292.3
(708,576)
Switzerland
ABB Ltd. (Registered) ...... (13,217) (401,792) 8,759.0
Bachem Holding AG
(Registered), Class B .... (490) (33,042) 720.3
Barry Callebaut AG (Registered) (39) (86,411) 1,883.7
Cie Financiere Richemont SA . (815) (98,271) 2,142.3
Credit Suisse Group AG
(Registered) ........... (15,951) (92,780) 2,022.6
EMS-Chemie Holding AG
(Registered) ........... (68) (53,998) 1,177.1
Logitech International SA
(Registered) ........... (730) (41,071) 895.3
Lonza Group AG (Registered) . (285) (173,209) 3,775.9
Partners Group Holding AG .. (37) (40,395) 880.6
Swiss Prime Site AG
(Registered) ........... (1,020) (92,885) 2,024.9
TE Connectivity Ltd. ....... (1,102) (147,370) 3,212.6
VAT Group AG ........... (25) (7,279) 158.7
(1,268,503)
United Kingdom
Admiral Group plc ......... (878) (20,520) 447.3
AstraZeneca plc .......... (808) (106,285) 2,317.0
AVEVA Group plc ......... (3,813) (110,312) 2,404.8
BP plc ................. (9,757) (47,753) 1,041.0
BT Group plc ............ (66,216) (130,732) 2,849.9
Halma plc .............. (3,850) (108,427) 2,363.7
Shares Value
% of Basket
Value
United Kingdom (continued)
Hargreaves Lansdown plc ... (8,694) $ (90,007) 1,962.1%
Johnson Matthey plc ....... (3,318) (86,747) 1,891.1
Liberty Global plc, Class C ... (4,532) (103,738) 2,261.5
Linde plc ............... (221) (66,742) 1,455.0
Melrose Industries plc ...... (30,050) (59,152) 1,289.5
NatWest Group plc ........ (34,522) (104,852) 2,285.8
Ocado Group plc ......... (5,151) (52,954) 1,154.4
Pearson plc ............. (3,194) (29,561) 644.4
Phoenix Group Holdings plc .. (27,440) (216,190) 4,712.9
Rentokil Initial plc ......... (26,098) (172,324) 3,756.6
Rolls-Royce Holdings plc .... (126,484) (138,239) 3,013.6
Schroders plc ............ (2,040) (73,994) 1,613.1
Severn Trent plc .......... (4,519) (162,466) 3,541.7
St James's Place plc ....... (3,375) (50,696) 1,105.2
Unilever plc ............. (4,243) (206,646) 4,504.8
United Utilities Group plc .... (7,874) (104,618) 2,280.7
Vodafone Group plc ........ (123,698) (182,289) 3,973.8
(2,425,244)
United States
AbbVie, Inc. ............. (395) (56,686) 1,235.7
Affirm Holdings, Inc. ....... (3,655) (98,100) 2,138.6
Aflac, Inc. .............. (817) (46,814) 1,020.5
Air Products & Chemicals, Inc. (2,076) (515,325) 11,234.0
Albemarle Corp. .......... (227) (55,458) 1,209.0
Allegion plc ............. (629) (66,485) 1,449.4
Alliant Energy Corp. ....... (1,944) (118,448) 2,582.1
Allstate Corp. (The) ........ (1,564) (182,941) 3,988.1
Amazon.com, Inc. ......... (91) (12,280) 267.7
AMC Entertainment Holdings,
Inc., Class A ........... (5,479) (79,774) 1,739.1
Amcor plc .............. (8,652) (112,043) 2,442.5
Ameren Corp. ............ (3,574) (332,811) 7,255.2
AMETEK, Inc. ........... (902) (111,397) 2,428.4
Amphenol Corp., Class A .... (3,643) (280,985) 6,125.4
Analog Devices, Inc. ....... (973) (167,317) 3,647.5
Apollo Global Management, Inc. (3,646) (208,187) 4,538.4
AppLovin Corp., Class A ..... (3,482) (123,750) 2,697.7
Aptiv plc ............... (937) (98,282) 2,142.5
Aramark ............... (2,734) (91,316) 1,990.7
Arthur J Gallagher & Co. .... (1,257) (224,990) 4,904.7
AT&T, Inc. .............. (5,471) (102,745) 2,239.8
Avalara, Inc. ............. (916) (80,077) 1,745.7
Avantor, Inc. ............. (952) (27,627) 602.3
Ball Corp. .............. (366) (26,872) 585.8
Baxter International, Inc. .... (609) (35,724) 778.8
Becton Dickinson and Co. ... (548) (133,882) 2,918.6
Bentley Systems, Inc., Class B (1,809) (71,636) 1,561.7
Bill.com Holdings, Inc. ...... (682) (92,125) 2,008.3
BioMarin Pharmaceutical, Inc. . (2,321) (199,722) 4,353.9
Bio-Rad Laboratories, Inc., Class
A .................. (179) (100,824) 2,197.9
Bio-Techne Corp. ......... (179) (68,965) 1,503.4
Block, Inc., Class A ........ (2,460) (187,108) 4,078.9
Boeing Co. (The) ......... (615) (97,976) 2,135.8
Boston Scientific Corp. ...... (5,953) (244,371) 5,327.2
Bristol-Myers Squibb Co. .... (1,632) (120,409) 2,624.9
Broadcom, Inc. ........... (1,000) (535,480) 11,673.3
Broadridge Financial Solutions,
Inc. ................. (284) (45,596) 994.0
Brown & Brown, Inc. ....... (705) (45,895) 1,000.5
Burlington Stores, Inc. ...... (375) (52,924) 1,153.7
Caesars Entertainment, Inc. .. (4,859) (222,008) 4,839.7
Campbell Soup Co. ........ (4,578) (225,924) 4,925.1
CarMax, Inc. ............ (2,388) (237,702) 5,181.8

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Carnival Corp. ........... (22,697) $ (205,635) 4,482.8%
Carvana Co. ............ (2,351) (68,532) 1,494.0
Catalent, Inc. ............ (605) (68,425) 1,491.7
Caterpillar, Inc. ........... (235) (46,589) 1,015.6
Ceridian HCM Holding, Inc. .. (2,202) (120,604) 2,629.1
CF Industries Holdings, Inc. .. (844) (80,594) 1,756.9
CH Robinson Worldwide, Inc. . (305) (33,763) 736.0
Charles Schwab Corp. (The) .. (1,634) (112,828) 2,459.6
Charter Communications, Inc.,
Class A .............. (540) (233,334) 5,086.6
Chevron Corp. ........... (456) (74,684) 1,628.1
Chewy, Inc., Class A ....... (2,961) (114,916) 2,505.1
Church & Dwight Co., Inc. ... (3,795) (333,846) 7,277.8
Cisco Systems, Inc. ........ (487) (22,095) 481.7
Citizens Financial Group, Inc. . (2,331) (88,508) 1,929.5
Clarivate plc ............. (10,488) (151,971) 3,312.9
Cleveland-Cliffs, Inc. ....... (1,708) (30,249) 659.4
Clorox Co. (The) .......... (861) (122,124) 2,662.3
Cloudflare, Inc., Class A ..... (2,119) (106,628) 2,324.5
CME Group, Inc. .......... (782) (155,993) 3,400.6
Coinbase Global, Inc., Class A (901) (56,727) 1,236.6
Conagra Brands, Inc. ....... (516) (17,652) 384.8
Constellation Brands, Inc., Class
A .................. (817) (201,235) 4,386.9
Cooper Cos., Inc. (The) ..... (384) (125,568) 2,737.4
Corning, Inc. ............ (1,753) (64,440) 1,404.8
Costco Wholesale Corp. ..... (200) (108,260) 2,360.0
Crown Holdings, Inc. ....... (2,335) (237,423) 5,175.8
Darden Restaurants, Inc. .... (491) (61,125) 1,332.5
DaVita, Inc. ............. (2,244) (188,855) 4,117.0
DENTSPLY SIRONA, Inc. ... (1,532) (55,397) 1,207.6
DISH Network Corp., Class A . (9,895) (171,876) 3,746.9
Dollar General Corp. ....... (1,108) (275,260) 6,000.6
Dollar Tree, Inc. .......... (770) (127,327) 2,775.7
Eastman Chemical Co. ..... (1,532) (146,965) 3,203.8
Elanco Animal Health, Inc. ... (694) (14,060) 306.5
Entegris, Inc. ............ (608) (66,819) 1,456.6
EQT Corp. .............. (917) (40,376) 880.2
Erie Indemnity Co., Class A .. (1,065) (216,578) 4,721.4
Etsy, Inc. ............... (757) (78,516) 1,711.6
Exact Sciences Corp. ...... (3,194) (144,049) 3,140.2
F5, Inc. ................ (395) (66,107) 1,441.1
Fifth Third Bancorp ........ (2,102) (71,720) 1,563.5
First Citizens BancShares, Inc.,
Class A .............. (91) (68,858) 1,501.1
Fiserv, Inc. .............. (2,378) (251,307) 5,478.4
FleetCor Technologies, Inc. ... (517) (113,787) 2,480.5
Fox Corp., Class A ........ (1,838) (60,856) 1,326.6
Freeport-McMoRan, Inc. .... (1,029) (32,465) 707.7
Generac Holdings, Inc. ..... (216) (57,953) 1,263.4
General Electric Co. ....... (2,179) (161,050) 3,510.8
Global Payments, Inc. ...... (628) (76,817) 1,674.6
Globe Life, Inc. ........... (2,306) (232,283) 5,063.7
HCA Healthcare, Inc. ....... (659) (139,985) 3,051.6
HEICO Corp. ............ (1,732) (273,154) 5,954.7
Hess Corp. ............. (513) (57,697) 1,257.8
Hilton Worldwide Holdings, Inc. (1,159) (148,433) 3,235.8
Honeywell International, Inc. .. (840) (161,666) 3,524.3
Horizon Therapeutics plc .... (445) (36,922) 804.9
Hormel Foods Corp. ....... (2,192) (108,153) 2,357.7
Howmet Aerospace, Inc. .... (2,276) (84,508) 1,842.2
Huntington Ingalls Industries,
Inc. ................. (220) (47,705) 1,040.0
IAC/InterActiveCorp ........ (3,074) (210,569) 4,590.3
Intercontinental Exchange, Inc. (228) (23,254) 506.9
Shares Value
% of Basket
Value
United States (continued)
International Business Machines
Corp. ............... (1,350) $ (176,567) 3,849.1%
International Paper Co. ..... (4,552) (194,689) 4,244.2
Intuitive Surgical, Inc. ...... (371) (85,393) 1,861.5
IQVIA Holdings, Inc. ....... (244) (58,626) 1,278.0
Jack Henry & Associates, Inc. . (835) (173,488) 3,782.0
Jazz Pharmaceuticals plc .... (177) (27,623) 602.2
Johnson & Johnson ........ (426) (74,346) 1,620.7
Kimberly-Clark Corp. ....... (1,806) (238,013) 5,188.6
Kinder Morgan, Inc. ........ (2,537) (45,641) 995.0
Laboratory Corp. of America
Holdings ............. (217) (56,895) 1,240.3
Las Vegas Sands Corp. ..... (7,825) (294,924) 6,429.3
Lear Corp. .............. (803) (121,365) 2,645.7
Leidos Holdings, Inc. ....... (675) (72,225) 1,574.5
Liberty Broadband Corp., Class
C .................. (3,550) (386,702) 8,430.0
Liberty Media Corp-Liberty
Formula One, Class C .... (1,370) (92,845) 2,024.0
LPL Financial Holdings, Inc. .. (347) (72,842) 1,587.9
Lumen Technologies, Inc. .... (2,323) (25,297) 551.5
M&T Bank Corp. .......... (525) (93,161) 2,030.9
MarketAxess Holdings, Inc. .. (286) (77,443) 1,688.2
Marriott International, Inc., Class
A .................. (2,722) (432,308) 9,424.2
Marsh & McLennan Cos., Inc. . (612) (100,344) 2,187.5
Martin Marietta Materials, Inc. . (392) (138,015) 3,008.7
Marvell Technology, Inc. ..... (784) (43,653) 951.6
McCormick & Co., Inc. (Non-
Voting) .............. (1,272) (111,109) 2,422.2
McDonald's Corp. ......... (496) (130,632) 2,847.7
McKesson Corp. .......... (332) (113,405) 2,472.2
Medtronic plc ............ (1,594) (147,477) 3,215.0
Meta Platforms, Inc., Class A . (237) (37,707) 822.0
MGM Resorts International ... (1,745) (57,114) 1,245.1
Microchip Technology, Inc. ... (2,941) (202,517) 4,414.8
Moderna, Inc. ............ (156) (25,598) 558.0
Mohawk Industries, Inc. ..... (189) (24,283) 529.4
Mondelez International, Inc.,
Class A .............. (952) (60,966) 1,329.0
Morgan Stanley .......... (383) (32,287) 703.8
Motorola Solutions, Inc. ..... (783) (186,816) 4,072.5
Netflix, Inc. .............. (129) (29,012) 632.5
Newell Brands, Inc. ........ (4,002) (80,880) 1,763.2
Newmont Corp. .......... (474) (21,463) 467.9
NortonLifeLock, Inc. ....... (1,259) (30,883) 673.2
Occidental Petroleum Corp. .. (1,934) (127,160) 2,772.1
Oracle Corp. ............ (277) (21,562) 470.0
Palantir Technologies, Inc., Class
A .................. (3,782) (39,144) 853.3
Paramount Global, Class B ... (3,375) (79,819) 1,740.0
PayPal Holdings, Inc. ...... (1,065) (92,154) 2,008.9
PerkinElmer, Inc. ......... (692) (105,994) 2,310.6
Plug Power, Inc. .......... (3,830) (81,732) 1,781.7
PNC Financial Services Group,
Inc. (The) ............ (928) (153,992) 3,357.0
PPG Industries, Inc. ....... (381) (49,259) 1,073.8
PPL Corp. .............. (3,946) (114,750) 2,501.5
Principal Financial Group, Inc. . (352) (23,563) 513.7
Prudential Financial, Inc. .... (1,837) (183,682) 4,004.2
Quest Diagnostics, Inc. ..... (276) (37,693) 821.7
Republic Services, Inc. ..... (4,797) (665,152) 14,500.1
ResMed, Inc. ............ (532) (127,957) 2,789.4
Rockwell Automation, Inc. .... (548) (139,893) 3,049.6
Rollins, Inc. ............. (1,346) (51,915) 1,131.7

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Roper Technologies, Inc. .... (761) $ (332,306) 7,244.2%
Ross Stores, Inc. ......... (2,592) (210,626) 4,591.6
Royal Caribbean Cruises Ltd. . (4,115) (159,292) 3,472.5
Royalty Pharma plc, Class A .. (1,883) (81,892) 1,785.2
RPM International, Inc. ..... (2,706) (244,622) 5,332.7
S&P Global, Inc. .......... (178) (67,094) 1,462.6
Salesforce, Inc. ........... (1,520) (279,710) 6,097.6
Seagen, Inc. ............ (491) (88,370) 1,926.4
SEI Investments Co. ....... (2,472) (136,850) 2,983.3
Sensata Technologies Holding
plc ................. (374) (16,632) 362.6
Sinch AB ............... (5,286) (13,402) 292.2
Sirius XM Holdings, Inc. ..... (3,187) (21,289) 464.1
Snap-on, Inc. ............ (332) (74,385) 1,621.6
SolarEdge Technologies, Inc. . (264) (95,074) 2,072.6
Southern Co. (The) ........ (4,343) (333,933) 7,279.7
SS&C Technologies Holdings,
Inc. ................. (2,215) (131,062) 2,857.1
Stanley Black & Decker, Inc. .. (1,237) (120,397) 2,624.6
STERIS plc ............. (149) (33,622) 732.9
Swiss Re AG ............ (1,191) (89,369) 1,948.2
Sysco Corp. ............. (1,175) (99,758) 2,174.7
T Rowe Price Group, Inc. .... (1,209) (149,275) 3,254.2
Take-Two Interactive Software,
Inc. ................. (1,259) (167,107) 3,642.9
Target Corp. ............. (801) (130,867) 2,852.9
Teladoc Health, Inc. ........ (2,445) (90,098) 1,964.1
Teledyne Technologies, Inc. .. (84) (32,878) 716.7
Teleflex, Inc. ............. (255) (61,317) 1,336.7
Teradyne, Inc. ........... (934) (94,231) 2,054.2
Tesla, Inc. .............. (99) (88,254) 1,923.9
TJX Cos., Inc. (The) ....... (4,553) (278,461) 6,070.4
Tradeweb Markets, Inc., Class A (300) (21,156) 461.2
TransUnion ............. (722) (57,204) 1,247.0
Truist Financial Corp. ....... (1,505) (75,957) 1,655.9
Twilio, Inc., Class A ........ (809) (68,603) 1,495.5
Tyler Technologies, Inc. ..... (78) (31,122) 678.5
Union Pacific Corp. ........ (235) (53,415) 1,164.4
Upstart Holdings, Inc. ...... (431) (10,486) 228.6
US Bancorp ............. (1,285) (60,652) 1,322.2
Verisk Analytics, Inc. ....... (280) (53,270) 1,161.3
Verizon Communications, Inc. . (979) (45,220) 985.8
VF Corp. ............... (2,073) (92,622) 2,019.1
Vimeo, Inc. ............. (1) (6) 0.1
Visa, Inc., Class A ......... (653) (138,508) 3,019.4
Vistra Corp. ............. (7,305) (188,834) 4,116.5
Vulcan Materials Co. ....... (191) (31,578) 688.4
Walmart, Inc. ............ (1,007) (132,974) 2,898.8
Walt Disney Co. (The) ...... (914) (96,975) 2,114.0
Warner Bros Discovery, Inc. .. (4,462) (66,930) 1,459.1
Waste Connections, Inc. ..... (2,889) (385,306) 8,399.6
Waste Management, Inc. .... (3,214) (528,896) 11,529.8
Wayfair, Inc., Class A ....... (1,402) (75,582) 1,647.7
WEC Energy Group, Inc. .... (316) (32,804) 715.1
Wells Fargo & Co. ......... (1,009) (44,265) 965.0
Western Digital Corp. ....... (497) (24,403) 532.0
Western Union Co. (The) .... (5,918) (100,724) 2,195.8
Williams Cos., Inc. (The) .... (3,418) (116,520) 2,540.1
Willis Towers Watson plc .... (1,036) (214,390) 4,673.6
Wynn Resorts Ltd. ........ (2,769) (175,776) 3,831.9
Xylem, Inc. .............. (553) (50,893) 1,109.4
Zimmer Biomet Holdings, Inc. . (707) (78,046) 1,701.4
Zoom Video Communications,
Inc., Class A ........... (1,002) (104,068) 2,268.6
Shares Value
% of Basket
Value
United States (continued)
ZoomInfo Technologies, Inc. .. (3,516) $ (133,221) 2,904.2%
(26,476,610)
Total Reference Entity — Short ............ (48,099,419)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ (4,587)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of period end, termination date November 17, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 12,354 308,208 375.8
Aurizon Holdings Ltd. ...... 53,987 152,799 186.3
Australia & New Zealand Banking
Group Ltd. ............ 2,587 39,641 48.4
BlueScope Steel Ltd. ....... 4,367 51,296 62.5
Brambles Ltd. ............ 47,580 382,957 467.0
Coles Group Ltd. ......... 10,553 138,987 169.5
Lottery Corp. Ltd. (The) ..... 76,981 244,191 297.8
REA Group Ltd. .......... 2,557 225,590 275.1
Rio Tinto Ltd. ............ 2,076 143,835 175.4
South32 Ltd. ............ 7,652 20,856 25.4
Suncorp Group Ltd. ........ 22,587 178,376 217.5
1,886,736
Austria
Mondi plc ............... 1,280 24,291 29.6
OMV AG ............... 6,234 265,506 323.7
voestalpine AG ........... 3,187 71,760 87.5
361,557
Belgium
Ageas SA/NV ............ 1,207 52,680 64.2
Groupe Bruxelles Lambert SA . 1,137 100,642 122.7
Proximus SADP .......... 11,041 152,995 186.6
UCB SA ............... 2,315 180,892 220.6
Umicore SA ............. 581 21,045 25.7
508,254
Brazil
MercadoLibre, Inc. ........ 38 30,921 37.7
Wheaton Precious Metals Corp. 1,822 62,519 76.2
93,440
Canada
Alimentation Couche-Tard, Inc. 2,623 117,185 142.9
Bank of Montreal ......... 2,115 210,848 257.1
Bank of Nova Scotia (The) ... 3,007 183,184 223.4
Canadian Imperial Bank of
Commerce ........... 3,922 198,405 241.9
Canadian National Railway Co. 1,367 173,182 211.2
Canadian Tire Corp. Ltd., Class
A .................. 839 107,785 131.4
Constellation Software, Inc. .. 270 459,300 560.0
Dollarama, Inc. ........... 413 25,031 30.5
Franco-Nevada Corp. ...... 1,087 139,187 169.7
Gildan Activewear, Inc. ...... 2,154 63,129 77.0
Hydro One Ltd. ........... 11,122 310,501 378.6
iA Financial Corp., Inc. ...... 467 25,696 31.3
Intact Financial Corp. ....... 663 98,682 120.3
Loblaw Cos. Ltd. .......... 3,643 331,627 404.4
Magna International, Inc. .... 3,199 204,273 249.1

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Canada (continued)
Manulife Financial Corp. ..... 26,561 $ 486,189 592.8%
National Bank of Canada .... 4,771 334,758 408.2
Onex Corp. ............. 886 47,353 57.7
Open Text Corp. .......... 2,245 91,830 112.0
Parkland Corp. ........... 3,029 84,988 103.6
Royal Bank of Canada ...... 6,404 624,422 761.4
Suncor Energy, Inc. ........ 1,061 36,009 43.9
Teck Resources Ltd., Class B . 1,240 36,458 44.5
Toromont Industries Ltd. ..... 362 30,488 37.2
West Fraser Timber Co. Ltd. .. 634 59,358 72.4
WSP Global, Inc. ......... 433 52,242 63.7
4,532,110
Denmark
AP Moller - Maersk A/S, Class B 41 111,944 136.5
Coloplast A/S, Class B ...... 1,404 164,323 200.4
DSV A/S ............... 133 22,411 27.3
Genmab A/S ............ 335 119,200 145.3
Novo Nordisk A/S, Class B ... 369 42,979 52.4
Novozymes A/S, Class B .... 9,500 606,863 740.0
Pandora A/S ............ 1,109 82,390 100.5
1,150,110
Finland
Elisa OYJ .............. 2,376 131,405 160.2
Kesko OYJ, Class B ....... 5,039 124,630 152.0
Neste OYJ .............. 2,731 140,432 171.2
Nokia OYJ .............. 4,429 23,069 28.1
Nordea Bank Abp ......... 22,715 223,969 273.1
Stora Enso OYJ, Class R .... 11,155 172,520 210.4
816,025
Germany
BASF SE ............... 677 30,171 36.8
Bayer AG (Registered) ...... 381 22,224 27.1
Beiersdorf AG ............ 592 61,050 74.4
Brenntag SE ............ 339 23,813 29.0
Covestro AG ............ 2,990 100,839 123.0
Deutsche Bank AG (Registered) 4,908 42,930 52.3
Deutsche Boerse AG ....... 785 137,034 167.1
Deutsche Post AG (Registered) 8,147 325,390 396.8
E.ON SE ............... 40,801 366,765 447.2
Evonik Industries AG ....... 817 17,426 21.2
GEA Group AG ........... 3,925 146,511 178.6
HeidelbergCement AG ...... 1,401 71,363 87.0
Henkel AG & Co. KGaA
(Preference) .......... 1,144 73,082 89.1
Infineon Technologies AG .... 1,601 43,907 53.5
LEG Immobilien SE ........ 405 36,792 44.9
Mercedes-Benz Group AG ... 393 23,177 28.3
Merck KGaA ............ 123 23,427 28.6
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 34 7,708 9.4
Nemetschek SE .......... 250 16,737 20.4
Rational AG ............. 36 25,094 30.6
SAP SE ................ 1,487 138,696 169.1
Siemens AG (Registered) .... 3,377 376,684 459.3
Symrise AG ............. 1,050 122,520 149.4
2,233,340
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 33,874 41.3
Hongkong Land Holdings Ltd. . 9,500 49,382 60.2
Power Assets Holdings Ltd. .. 12,500 81,847 99.8
Sun Hung Kai Properties Ltd. . 5,000 59,686 72.8
Shares Value
% of Basket
Value
Hong Kong (continued)
Swire Pacific Ltd., Class A ... 5,500 $ 31,323 38.2%
256,112
Ireland
Smurfit Kappa Group plc .... 1,370 49,659 60.5
Italy
Coca-Cola HBC AG ........ 4,625 113,829 138.8
Enel SpA ............... 9,284 46,803 57.1
Eni SpA ................ 44,220 531,551 648.1
Ferrari NV .............. 141 29,943 36.5
Intesa Sanpaolo SpA ....... 18,957 33,664 41.1
Moncler SpA ............ 2,618 131,238 160.0
Poste Italiane SpA ......... 14,838 124,644 152.0
Snam SpA .............. 8,262 41,455 50.6
1,053,127
Japan
Advantest Corp. .......... 700 41,634 50.8
Ajinomoto Co., Inc. ........ 6,100 160,527 195.7
Asahi Kasei Corp. ......... 32,400 259,926 316.9
Astellas Pharma, Inc. ....... 6,400 100,233 122.2
Chugai Pharmaceutical Co. Ltd. 8,600 241,598 294.6
Daiwa House Industry Co. Ltd. 700 17,296 21.1
Denso Corp. ............ 500 27,348 33.3
Dentsu Group, Inc. ........ 1,600 55,891 68.2
ENEOS Holdings, Inc. ...... 29,900 115,665 141.0
Hamamatsu Photonics KK ... 600 27,265 33.2
Hitachi Ltd. ............. 3,500 177,198 216.1
Honda Motor Co. Ltd. ...... 8,200 210,143 256.2
Hoshizaki Corp. .......... 600 17,899 21.8
Hoya Corp. ............. 300 30,057 36.7
Ibiden Co. Ltd. ........... 700 20,658 25.2
Idemitsu Kosan Co. Ltd. ..... 2,300 59,811 72.9
Isuzu Motors Ltd. ......... 4,700 51,552 62.9
Japan Tobacco, Inc. ....... 25,500 457,868 558.3
JSR Corp. .............. 5,400 149,569 182.4
Kajima Corp. ............ 2,000 22,831 27.8
KDDI Corp. ............. 2,400 76,950 93.8
Komatsu Ltd. ............ 1,600 36,989 45.1
Kyocera Corp. ........... 4,800 266,827 325.4
Marubeni Corp. ........... 7,900 73,488 89.6
Mazda Motor Corp. ........ 29,900 252,044 307.3
MEIJI Holdings Co. Ltd. ..... 3,300 172,293 210.1
MinebeaMitsumi, Inc. ....... 5,300 95,337 116.3
Mitsubishi Electric Corp. ..... 30,400 320,848 391.2
Mitsubishi Estate Co. Ltd. .... 3,300 49,010 59.8
Mitsui Chemicals, Inc. ...... 6,500 136,918 167.0
NEC Corp. .............. 2,600 95,978 117.0
NGK Insulators Ltd. ........ 8,600 125,786 153.4
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,100 65,731 80.2
Nissan Chemical Corp. ..... 500 25,567 31.2
Nisshin Seifun Group, Inc. ... 200 2,462 3.0
Nissin Foods Holdings Co. Ltd. 3,400 246,249 300.3
Nitto Denko Corp. ......... 1,600 103,032 125.6
Nomura Real Estate Holdings,
Inc. ................. 4,200 101,889 124.2
Obayashi Corp. .......... 5,700 41,920 51.1
Olympus Corp. ........... 1,000 21,402 26.1
Ono Pharmaceutical Co. Ltd. . 15,900 447,091 545.2
ORIX Corp. ............. 1,300 23,168 28.3
Osaka Gas Co. Ltd. ........ 11,100 199,557 243.3
Secom Co. Ltd. ........... 1,000 66,790 81.4
Sekisui Chemical Co. Ltd. .... 11,900 167,427 204.2
Sekisui House Ltd. ........ 1,300 23,025 28.1

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Shimadzu Corp. .......... 100 $ 3,558 4.3%
Shin-Etsu Chemical Co. Ltd. .. 600 76,857 93.7
Sompo Holdings, Inc. ...... 800 35,705 43.5
Sony Group Corp. ......... 300 25,448 31.0
Subaru Corp. ............ 3,800 66,123 80.6
Sumitomo Chemical Co. Ltd. .. 46,600 183,135 223.3
Sysmex Corp. ........... 600 42,007 51.2
Taisei Corp. ............. 500 15,953 19.5
Terumo Corp. ............ 3,100 105,845 129.1
Tokio Marine Holdings, Inc. ... 500 29,270 35.7
Tokyo Gas Co. Ltd. ........ 18,100 355,501 433.5
Toray Industries, Inc. ....... 52,000 284,822 347.3
Tosoh Corp. ............. 6,700 87,336 106.5
TOTO Ltd. .............. 1,500 51,093 62.3
Trend Micro, Inc. .......... 600 34,869 42.5
USS Co. Ltd. ............ 1,200 23,547 28.7
Yakult Honsha Co. Ltd. ..... 2,500 152,249 185.6
Yamaha Corp. ........... 400 17,062 20.8
Yamaha Motor Co. Ltd. ..... 4,600 88,859 108.4
7,161,986
Netherlands
Adyen NV .............. 34 61,158 74.6
ASML Holding NV ......... 121 69,546 84.8
EXOR NV .............. 708 49,795 60.7
Heineken NV ............ 549 54,124 66.0
Koninklijke Ahold Delhaize NV . 19,167 527,835 643.6
Koninklijke DSM NV ....... 140 22,421 27.3
Koninklijke KPN NV ........ 21,171 69,843 85.2
Koninklijke Philips NV ...... 8,498 175,877 214.5
NN Group NV ............ 18,923 887,914 1,082.7
Randstad NV ............ 3,645 184,229 224.6
Wolters Kluwer NV ........ 4,208 456,999 557.2
2,559,741
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 7,909 105,764 129.0
Spark New Zealand Ltd. ..... 6,695 21,528 26.2
127,292
Norway
Aker BP ASA, SDR ........ 1,711 56,342 68.7
Equinor ASA ............ 1,706 65,688 80.1
Norsk Hydro ASA ......... 20,277 137,381 167.5
Orkla ASA .............. 26,900 232,208 283.1
Telenor ASA ............. 1,746 21,204 25.9
512,823
Portugal
EDP - Energias de Portugal SA 13,508 68,336 83.3
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 20,900 177,121 216.0
Singapore Technologies
Engineering Ltd. ........ 58,600 170,864 208.3
Singapore Telecommunications
Ltd. ................ 12,900 24,395 29.8
372,380
South Africa
Anglo American plc ........ 616 22,265 27.1
Shares Value
% of Basket
Value
Spain
ACS Actividades de Construccion
y Servicios SA ......... 2,170 $ 27,643 33.7%
Banco Bilbao Vizcaya Argentaria
SA ................. 22,894 103,748 126.5
Banco Santander SA ....... 104,062 260,350 317.5
Endesa SA ............. 19,392 355,444 433.4
Iberdrola SA ............. 25,844 141,537 172.6
Industria de Diseno Textil SA .. 7,285 176,931 215.7
Repsol SA .............. 16,379 204,054 248.8
1,269,707
Sweden
Alfa Laval AB ............ 4,206 125,767 153.4
Assa Abloy AB, Class B ..... 1,699 40,141 49.0
Boliden AB .............. 5,860 195,835 238.8
Evolution AB ............ 421 40,850 49.8
Husqvarna AB, Class B ..... 33,765 269,098 328.1
Industrivarden AB, Class C ... 1,236 31,889 38.9
Investor AB, Class B ....... 10,039 187,345 228.4
Kinnevik AB, Class B ....... 892 16,067 19.6
Skanska AB, Class B ....... 9,763 166,556 203.1
Tele2 AB, Class B ......... 2,701 30,855 37.6
Telefonaktiebolaget LM Ericsson,
Class B .............. 22,797 173,400 211.4
Telia Co. AB ............. 27,006 99,770 121.7
1,377,573
Switzerland
Adecco Group AG (Registered) 2,427 85,496 104.3
Baloise Holding AG (Registered) 144 22,943 28.0
Geberit AG (Registered) ..... 212 111,656 136.2
Givaudan SA (Registered) ... 9 31,460 38.4
Holcim AG .............. 458 21,475 26.2
Julius Baer Group Ltd. ...... 3,079 159,215 194.1
Kuehne + Nagel International AG
(Registered) ........... 58 15,621 19.1
SGS SA (Registered) ....... 76 185,476 226.2
Straumann Holding AG
(Registered) ........... 245 33,136 40.4
Swiss Life Holding AG
(Registered) ........... 7 3,708 4.5
UBS Group AG (Registered) .. 1,750 28,596 34.9
Zurich Insurance Group AG .. 593 258,861 315.6
957,643
United Kingdom
3i Group plc ............. 12,736 197,889 241.3
Ashtead Group plc ........ 578 32,535 39.7
Associated British Foods plc .. 2,514 51,349 62.6
Auto Trader Group plc ...... 9,023 69,563 84.8
Aviva plc ............... 35,086 169,916 207.2
Barratt Developments plc .... 28,066 172,092 209.8
Berkeley Group Holdings plc .. 3,393 175,837 214.4
British American Tobacco plc . 704 27,585 33.6
Bunzl plc ............... 1,046 39,257 47.9
Burberry Group plc ........ 5,090 111,896 136.4
CNH Industrial NV ......... 3,894 50,165 61.2
Compass Group plc ........ 1,205 28,241 34.4
Croda International plc ...... 336 30,727 37.5
DCC plc ............... 2,358 153,952 187.7
Diageo plc .............. 5,251 248,750 303.3
Entain plc .............. 3,860 56,800 69.3
Haleon plc .............. 4,080 14,498 17.7
Imperial Brands plc ........ 3,713 81,524 99.4
Informa plc .............. 11,014 80,101 97.7

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United Kingdom (continued)
InterContinental Hotels Group
plc ................. 3,240 $ 192,051 234.2%
Intertek Group plc ......... 6,887 368,077 448.8
JD Sports Fashion plc ...... 89,507 142,170 173.4
Kingfisher plc ............ 24,457 77,379 94.4
Legal & General Group plc ... 61,372 195,993 239.0
M&G plc ............... 8,894 23,184 28.3
Persimmon plc ........... 7,994 184,391 224.8
RELX plc ............... 4,367 129,305 157.7
Sage Group plc (The) ...... 9,585 82,605 100.7
Smiths Group plc ......... 1,630 30,762 37.5
SSE plc ................ 3,517 75,962 92.6
Taylor Wimpey plc ......... 24,099 37,510 45.7
Whitbread plc ............ 5,829 185,536 226.2
WPP plc ............... 2,866 30,931 37.7
3,548,533
United States
3M Co. ................ 471 67,466 82.3
A O Smith Corp. .......... 1,688 106,800 130.2
ABIOMED, Inc. ........... 815 238,803 291.2
Accenture plc, Class A ...... 973 297,991 363.4
Adobe, Inc. ............. 432 177,172 216.0
Advanced Micro Devices, Inc. . 1,081 102,122 124.5
AES Corp. (The) .......... 1,262 28,042 34.2
Airbnb, Inc., Class A ....... 386 42,838 52.2
Akamai Technologies, Inc. ... 197 18,955 23.1
Ally Financial, Inc. ......... 3,808 125,931 153.6
AMERCO .............. 91 48,874 59.6
American Electric Power Co.,
Inc. ................. 275 27,104 33.0
American Express Co. ...... 155 23,873 29.1
American Financial Group, Inc. 183 24,463 29.8
American International Group,
Inc. ................. 516 26,713 32.6
Ameriprise Financial, Inc. .... 71 19,164 23.4
ANSYS, Inc. ............. 382 106,574 129.9
Apple, Inc. .............. 65 10,563 12.9
Applied Materials, Inc. ...... 477 50,552 61.6
Arista Networks, Inc. ....... 1,658 193,373 235.8
Autodesk, Inc. ........... 828 179,113 218.4
Automatic Data Processing, Inc. 938 226,171 275.8
AutoZone, Inc. ........... 20 42,748 52.1
Avery Dennison Corp. ...... 660 125,704 153.3
Baker Hughes Co. ......... 3,932 101,013 123.2
Bank of America Corp. ...... 910 30,767 37.5
Bank of New York Mellon Corp.
(The) ............... 2,150 93,439 113.9
Biogen, Inc. ............. 488 104,949 128.0
Booking Holdings, Inc. ...... 22 42,585 51.9
Booz Allen Hamilton Holding
Corp. ............... 293 28,122 34.3
Bunge Ltd. .............. 1,102 101,748 124.1
Cadence Design Systems, Inc. 1,722 320,430 390.7
Capital One Financial Corp. .. 637 69,962 85.3
Cardinal Health, Inc. ....... 183 10,899 13.3
Carlyle Group, Inc. (The) .... 415 16,148 19.7
Carrier Global Corp. ....... 637 25,818 31.5
CBRE Group, Inc., Class A ... 1,615 138,276 168.6
CDW Corp. ............. 150 27,230 33.2
Celanese Corp. .......... 279 32,785 40.0
CenterPoint Energy, Inc. .... 3,676 116,492 142.0
Chipotle Mexican Grill, Inc. ... 19 29,720 36.2
Cigna Corp. ............. 587 161,636 197.1
CMS Energy Corp. ........ 441 30,310 37.0
Shares Value
% of Basket
Value
United States (continued)
Cognex Corp. ............ 884 $ 45,066 54.9%
Cognizant Technology Solutions
Corp., Class A ......... 204 13,864 16.9
Comcast Corp., Class A ..... 541 20,298 24.7
ConocoPhillips ........... 4,677 455,680 555.6
Consolidated Edison, Inc. .... 2,246 222,960 271.9
Copart, Inc. ............. 1,079 138,220 168.5
Corteva, Inc. ............ 1,055 60,715 74.0
CSX Corp. .............. 5,956 192,558 234.8
Cummins, Inc. ........... 170 37,623 45.9
Deere & Co. ............. 59 20,248 24.7
Devon Energy Corp. ....... 2,667 167,621 204.4
Dexcom, Inc. ............ 1,212 99,481 121.3
Diamondback Energy, Inc. ... 176 22,532 27.5
Discover Financial Services .. 263 26,563 32.4
DocuSign, Inc. ........... 1,089 69,674 85.0
Dominion Energy, Inc. ...... 1,863 152,729 186.2
Dover Corp. ............. 524 70,048 85.4
Dow, Inc. ............... 1,576 83,859 102.3
Dropbox, Inc., Class A ...... 21,689 493,208 601.4
DTE Energy Co. .......... 2,357 307,117 374.5
DuPont de Nemours, Inc. .... 1,022 62,577 76.3
eBay, Inc. .............. 5,461 265,568 323.8
Edison International ........ 463 31,378 38.3
Edwards Lifesciences Corp. .. 932 93,703 114.3
Electronic Arts, Inc. ........ 653 85,693 104.5
Elevance Health, Inc. ....... 329 156,966 191.4
Eli Lilly & Co. ............ 320 105,501 128.6
Emerson Electric Co. ....... 757 68,183 83.1
Entergy Corp. ............ 963 110,870 135.2
EOG Resources, Inc. ....... 473 52,607 64.1
Equifax, Inc. ............. 748 156,265 190.5
Equitable Holdings, Inc. ..... 8,759 249,018 303.6
Estee Lauder Cos., Inc. (The),
Class A .............. 144 39,326 48.0
Evergy, Inc. ............. 352 24,028 29.3
Eversource Energy ........ 3,798 335,060 408.5
Expedia Group, Inc. ........ 289 30,648 37.4
Expeditors International of
Washington, Inc. ........ 524 55,675 67.9
FactSet Research Systems, Inc. 391 168,005 204.9
Ferguson plc ............ 217 27,298 33.3
First Republic Bank ........ 867 141,070 172.0
FirstEnergy Corp. ......... 625 25,688 31.3
Fortive Corp. ............ 2,471 159,256 194.2
Fortune Brands Home & Security,
Inc. ................. 1,008 70,237 85.6
Franklin Resources, Inc. ..... 1,744 47,873 58.4
Garmin Ltd. ............. 1,537 150,042 183.0
General Motors Co. ........ 1,164 42,207 51.5
Genuine Parts Co. ........ 2,525 385,997 470.7
GoDaddy, Inc., Class A ..... 1,332 98,808 120.5
GSK plc ............... 3,264 68,577 83.6
Halliburton Co. ........... 3,968 116,262 141.8
Hartford Financial Services
Group, Inc. (The) ....... 1,086 70,014 85.4
Hershey Co. (The) ........ 1,730 394,371 480.9
Hewlett Packard Enterprise Co. 2,935 41,794 51.0
Hologic, Inc. ............. 3,344 238,695 291.0
Home Depot, Inc. (The) ..... 281 84,564 103.1
IDEX Corp. ............. 512 106,880 130.3
IDEXX Laboratories, Inc. .... 597 238,310 290.6
Illinois Tool Works, Inc. ...... 1,105 229,575 279.9
Incyte Corp. ............. 2,418 187,830 229.0
Intel Corp. .............. 3,805 138,160 168.5

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Interpublic Group of Cos., Inc.
(The) ............... 1,707 $ 50,988 62.2%
Intuit, Inc. .............. 205 93,515 114.0
Invesco Ltd. ............. 5,215 92,514 112.8
James Hardie Industries plc,
CDI ................ 8,881 219,332 267.4
JB Hunt Transport Services, Inc. 663 121,508 148.2
Johnson Controls International
plc ................. 163 8,787 10.7
JPMorgan Chase & Co. ..... 827 95,403 116.3
Juniper Networks, Inc. ...... 8,237 230,883 281.5
Kellogg Co. ............. 895 66,158 80.7
KeyCorp ............... 6,977 127,679 155.7
Keysight Technologies, Inc. ... 3,177 516,580 629.9
KKR & Co., Inc. .......... 383 21,241 25.9
KLA Corp. .............. 969 371,650 453.2
Knight-Swift Transportation
Holdings, Inc. .......... 2,593 142,485 173.7
Kraft Heinz Co. (The) ....... 743 27,365 33.4
Kroger Co. (The) .......... 681 31,626 38.6
Lam Research Corp. ....... 11 5,506 6.7
Lennar Corp., Class A ...... 550 46,750 57.0
Lennox International, Inc. .... 560 134,137 163.6
Lincoln National Corp. ...... 829 42,561 51.9
LKQ Corp. .............. 4,003 219,525 267.7
Lowe's Cos., Inc. ......... 305 58,417 71.2
Lululemon Athletica, Inc. .... 118 36,640 44.7
Lyft, Inc., Class A ......... 3,320 46,015 56.1
LyondellBasell Industries NV,
Class A .............. 1,939 172,804 210.7
Marathon Petroleum Corp. ... 522 47,847 58.3
Masimo Corp. ............ 778 112,483 137.2
MetLife, Inc. ............. 436 27,577 33.6
Mettler-Toledo International, Inc. 51 68,836 83.9
Micron Technology, Inc. ..... 1,198 74,108 90.4
Microsoft Corp. ........... 3,666 1,029,193 1,254.9
Molina Healthcare, Inc. ..... 470 154,028 187.8
Monolithic Power Systems, Inc. 28 13,012 15.9
Monster Beverage Corp. .... 1,208 120,341 146.7
MSCI, Inc. .............. 259 124,667 152.0
Nasdaq, Inc. ............ 332 60,059 73.2
Nestle SA (Registered) ..... 1,201 147,155 179.4
NetApp, Inc. ............. 4,282 305,435 372.4
Neurocrine Biosciences, Inc. .. 876 82,458 100.5
News Corp., Class A ....... 1,892 32,429 39.5
Nordson Corp. ........... 599 138,363 168.7
Norfolk Southern Corp. ..... 291 73,090 89.1
Northern Trust Corp. ....... 1,480 147,674 180.1
Nucor Corp. ............. 577 78,357 95.5
NVIDIA Corp. ............ 1,014 184,173 224.6
NVR, Inc. ............... 4 17,572 21.4
Old Dominion Freight Line, Inc. 118 35,814 43.7
ON Semiconductor Corp. .... 1,465 97,833 119.3
ONEOK, Inc. ............ 3,508 209,568 255.5
Otis Worldwide Corp. ....... 3,092 241,702 294.7
Owens Corning ........... 310 28,749 35.1
Packaging Corp. of America .. 404 56,806 69.3
Palo Alto Networks, Inc. ..... 301 150,229 183.2
Parker-Hannifin Corp. ...... 206 59,553 72.6
Paychex, Inc. ............ 431 55,289 67.4
PepsiCo, Inc. ............ 2,647 463,119 564.7
Philip Morris International, Inc. 694 67,422 82.2
Phillips 66 .............. 866 77,074 94.0
Pinterest, Inc., Class A ...... 1,820 35,454 43.2
Pioneer Natural Resources Co. 608 144,066 175.7
Shares Value
% of Basket
Value
United States (continued)
Pool Corp. .............. 169 $ 60,451 73.7%
Procter & Gamble Co. (The) .. 1,143 158,774 193.6
Public Service Enterprise Group,
Inc. ................. 3,184 209,093 255.0
QUALCOMM, Inc. ......... 1,108 160,726 196.0
Regions Financial Corp. ..... 8,040 170,287 207.6
Robert Half International, Inc. . 1,660 131,372 160.2
Roche Holding AG ........ 694 230,411 280.9
Schlumberger NV ......... 504 18,663 22.8
Seagate Technology Holdings
plc ................. 927 74,141 90.4
Sealed Air Corp. .......... 3,337 203,957 248.7
Sempra Energy .......... 1,427 236,597 288.5
ServiceNow, Inc. .......... 587 262,189 319.7
Signature Bank ........... 228 42,310 51.6
Skyworks Solutions, Inc. .... 202 21,994 26.8
Splunk, Inc. ............. 1,062 110,352 134.6
Steel Dynamics, Inc. ....... 1,439 112,069 136.6
Stellantis NV ............ 17,790 255,469 311.5
Synchrony Financial ....... 2,283 76,435 93.2
Synopsys, Inc. ........... 2,040 749,700 914.1
Targa Resources Corp. ..... 915 63,236 77.1
Texas Instruments, Inc. ..... 222 39,714 48.4
Tractor Supply Co. ........ 694 132,887 162.0
Trane Technologies plc ..... 751 110,390 134.6
Travelers Cos., Inc. (The) .... 944 149,813 182.7
Trimble, Inc. ............. 3,118 216,483 264.0
Tyson Foods, Inc., Class A ... 381 33,532 40.9
Uber Technologies, Inc. ..... 1,198 28,093 34.3
UGI Corp. .............. 6,468 279,159 340.4
Ulta Beauty, Inc. .......... 159 61,837 75.4
United Parcel Service, Inc., Class
B .................. 128 24,946 30.4
United Rentals, Inc. ........ 464 149,719 182.6
UnitedHealth Group, Inc. .... 135 73,216 89.3
Vail Resorts, Inc. .......... 1,232 292,144 356.2
Veeva Systems, Inc., Class A . 187 41,809 51.0
VeriSign, Inc. ............ 754 142,627 173.9
Vertex Pharmaceuticals, Inc. .. 145 40,659 49.6
Waters Corp. ............ 597 217,326 265.0
West Pharmaceutical Services,
Inc. ................. 860 295,462 360.3
Westinghouse Air Brake
Technologies Corp. ...... 692 64,681 78.9
Westlake Corp. ........... 222 21,610 26.3
WestRock Co. ........... 1,362 57,694 70.3
Workday, Inc., Class A ...... 2,319 359,677 438.6
WW Grainger, Inc. ......... 188 102,184 124.6
Xcel Energy, Inc. .......... 3,067 224,443 273.7
Yum! Brands, Inc. ......... 1,761 215,793 263.1
Zebra Technologies Corp., Class
A .................. 55 19,673 24.0
Zscaler, Inc. ............. 180 27,911 34.0
26,161,393
Total Reference Entity — Long ............ 57,080,142
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (18,139) (148,728) (181.4)
Computershare Ltd. ........ (3,282) (57,983) (70.7)
Evolution Mining Ltd. ....... (19,927) (36,811) (44.9)
Glencore plc ............ (30,855) (174,877) (213.2)
Insurance Australia Group Ltd. (78,271) (246,285) (300.3)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Australia (continued)
Lendlease Corp. Ltd. ....... (3,164) $ (22,922) (28.0) %
Macquarie Group Ltd. ...... (1,094) (140,014) (170.7)
Medibank Pvt Ltd. ......... (71,305) (171,455) (209.1)
Mineral Resources Ltd. ..... (2,245) (85,544) (104.3)
National Australia Bank Ltd. .. (3,607) (77,899) (95.0)
Newcrest Mining Ltd. ....... (5,912) (79,672) (97.1)
Northern Star Resources Ltd. . (3,666) (20,147) (24.6)
Orica Ltd. .............. (22,025) (261,045) (318.3)
Origin Energy Ltd. ......... (4,785) (20,089) (24.5)
Ramsay Health Care Ltd. .... (1,454) (71,830) (87.6)
Reece Ltd. .............. (3,699) (39,950) (48.7)
Santos Ltd. ............. (70,075) (364,276) (444.2)
Sonic Healthcare Ltd. ...... (1,906) (45,899) (56.0)
Telstra Corp. Ltd. ......... (32,283) (88,230) (107.6)
Transurban Group ......... (88,228) (901,839) (1,099.6)
Treasury Wine Estates Ltd. ... (6,782) (58,461) (71.3)
Westpac Banking Corp. ..... (6,776) (102,610) (125.1)
Woolworths Group Ltd. ..... (1,803) (47,435) (57.8)
(3,264,001)
Austria
Erste Group Bank AG ...... (2,182) (55,320) (67.4)
Verbund AG ............. (1,325) (145,704) (177.7)
(201,024)
Belgium
Anheuser-Busch InBev SA/NV (2,460) (131,777) (160.7)
Sofina SA .............. (363) (85,011) (103.7)
(216,788)
Brazil
Yara International ASA ...... (1,015) (43,257) (52.7)
Canada
Agnico Eagle Mines Ltd. ..... (445) (19,134) (23.3)
Air Canada ............. (6,656) (90,389) (110.2)
Algonquin Power & Utilities
Corp. ............... (18,687) (261,360) (318.7)
Barrick Gold Corp. ........ (14,090) (222,042) (270.7)
BCE, Inc. ............... (7,242) (365,903) (446.2)
BlackBerry Ltd. ........... (2,725) (16,747) (20.4)
CAE, Inc. ............... (1,323) (35,003) (42.7)
Cameco Corp. ........... (1,458) (37,550) (45.8)
Canadian Natural Resources
Ltd. ................ (1,022) (56,433) (68.8)
CGI, Inc. ............... (1,108) (95,005) (115.8)
Emera, Inc. ............. (1,413) (66,989) (81.7)
Fairfax Financial Holdings Ltd. (145) (78,108) (95.2)
Fortis, Inc. .............. (3,515) (166,040) (202.5)
GFL Environmental, Inc. ..... (10,921) (302,245) (368.5)
IGM Financial, Inc. ........ (2,137) (62,047) (75.7)
Imperial Oil Ltd. .......... (3,149) (150,915) (184.0)
Lightspeed Commerce, Inc. .. (5,468) (117,341) (143.1)
Northland Power, Inc. ...... (2,130) (69,827) (85.1)
Nutrien Ltd. ............. (692) (59,238) (72.2)
Pembina Pipeline Corp. ..... (4,569) (174,439) (212.7)
Power Corp. of Canada ..... (10,039) (272,818) (332.7)
Quebecor, Inc., Class B ..... (3,187) (70,806) (86.3)
Restaurant Brands International,
Inc. ................. (1,861) (99,768) (121.7)
Ritchie Bros Auctioneers, Inc. . (556) (40,076) (48.9)
Rogers Communications, Inc.,
Class B .............. (1,557) (71,579) (87.3)
Shopify, Inc., Class A ....... (9,984) (347,809) (424.1)
Sun Life Financial, Inc. ...... (1,103) (51,216) (62.4)
TC Energy Corp. .......... (4,227) (225,354) (274.8)
Shares Value
% of Basket
Value
Canada (continued)
Thomson Reuters Corp. ..... (1,028) $ (115,432) (140.8) %
Toronto-Dominion Bank (The) . (2,506) (162,781) (198.5)
(3,904,394)
Chile
Antofagasta plc ........... (8,016) (114,057) (139.1)
China
Prosus NV .............. (3,600) (234,846) (286.4)
Xinyi Glass Holdings Ltd. .... (10,000) (19,723) (24.0)
(254,569)
Denmark
Carlsberg A/S, Class B ..... (458) (59,239) (72.2)
Chr Hansen Holding A/S .... (4,435) (290,284) (354.0)
Demant A/S ............. (448) (17,067) (20.8)
GN Store Nord A/S ........ (1,699) (59,166) (72.1)
Orsted A/S .............. (1,167) (135,858) (165.7)
ROCKWOOL A/S, Class B ... (415) (102,837) (125.4)
Tryg A/S ............... (15,995) (364,708) (444.7)
Vestas Wind Systems A/S ... (12,647) (332,411) (405.3)
(1,361,570)
Finland
Fortum OYJ ............. (9,416) (105,688) (128.9)
Kone OYJ, Class B ........ (1,443) (65,947) (80.4)
Sampo OYJ, Class A ....... (1,474) (63,681) (77.6)
UPM-Kymmene OYJ ....... (2,075) (65,756) (80.2)
Wartsila OYJ Abp ......... (7,540) (66,251) (80.8)
(367,323)
France
Adevinta ASA ............ (9,836) (74,797) (91.2)
Germany
adidas AG .............. (1,273) (220,218) (268.5)
Allianz SE (Registered) ..... (111) (20,158) (24.6)
Bayerische Motoren Werke AG
(Preference) .......... (434) (32,952) (40.2)
Bechtle AG ............. (487) (22,526) (27.5)
Commerzbank AG ......... (17,258) (118,237) (144.2)
Continental AG ........... (2,480) (176,678) (215.4)
Daimler Truck Holding AG ... (6,010) (164,223) (200.2)
Deutsche Lufthansa AG
(Registered) ........... (30,763) (189,373) (230.9)
Deutsche Telekom AG
(Registered) ........... (12,557) (238,570) (290.9)
Fresenius Medical Care AG &
Co. KGaA ............ (2,310) (85,640) (104.4)
KION Group AG .......... (1,708) (77,906) (95.0)
Knorr-Bremse AG ......... (2,957) (176,165) (214.8)
MTU Aero Engines AG ...... (254) (49,102) (59.9)
Porsche Automobil Holding SE
(Preference) .......... (2,443) (176,829) (215.6)
Puma SE ............... (941) (63,540) (77.5)
RWE AG ............... (1,159) (47,679) (58.1)
Sartorius AG (Preference) ... (357) (159,686) (194.7)
Scout24 SE ............. (1,039) (59,398) (72.4)
Siemens Energy AG ....... (11,602) (192,796) (235.1)
Siemens Healthineers AG .... (5,840) (299,263) (364.9)
Uniper SE .............. (2,371) (15,842) (19.3)
Vonovia SE ............. (4,715) (157,103) (191.6)
Zalando SE ............. (3,759) (105,828) (129.0)
(2,849,712)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Ireland
CRH plc ............... (1,345) $ (51,613) (62.9) %
Flutter Entertainment plc .... (824) (82,729) (100.9)
Kingspan Group plc ........ (1,830) (118,453) (144.4)
(252,795)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (31,680) (297,158) (362.3)
Wix.com Ltd. ............ (842) (49,956) (60.9)
(347,114)
Italy
Amplifon SpA ............ (1,420) (46,957) (57.3)
Atlantia SpA ............. (7,579) (175,156) (213.6)
Davide Campari-Milano NV .. (7,590) (84,263) (102.7)
FinecoBank Banca Fineco SpA (2,423) (30,113) (36.7)
Infrastrutture Wireless Italiane
SpA ................ (46,878) (492,612) (600.7)
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) (67,010) (81.7)
Nexi SpA ............... (15,278) (138,756) (169.2)
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (31,178) (38.0)
UniCredit SpA ........... (2,203) (21,787) (26.6)
(1,087,832)
Japan
Aeon Co. Ltd. ............ (10,400) (209,736) (255.7)
Aisin Corp. .............. (1,600) (47,518) (57.9)
Bandai Namco Holdings, Inc. . (400) (31,249) (38.1)
Bridgestone Corp. ......... (4,300) (167,725) (204.5)
Brother Industries Ltd. ...... (1,300) (24,351) (29.7)
Canon, Inc. ............. (1,900) (44,950) (54.8)
Central Japan Railway Co. ... (2,000) (234,194) (285.6)
Chubu Electric Power Co., Inc. (12,900) (137,610) (167.8)
Daifuku Co. Ltd. .......... (1,800) (114,780) (140.0)
Daiichi Sankyo Co. Ltd. ..... (1,700) (45,075) (55.0)
Daikin Industries Ltd. ....... (300) (52,614) (64.1)
East Japan Railway Co. ..... (1,300) (67,869) (82.8)
FANUC Corp. ............ (300) (51,738) (63.1)
FUJIFILM Holdings Corp. .... (900) (51,410) (62.7)
GMO Payment Gateway, Inc. . (500) (41,551) (50.7)
Hitachi Metals Ltd. ........ (8,800) (135,316) (165.0)
Hulic Co. Ltd. ............ (2,400) (19,248) (23.5)
Iida Group Holdings Co. Ltd. .. (3,700) (60,578) (73.9)
Inpex Corp. ............. (9,600) (110,033) (134.2)
Itochu Techno-Solutions Corp. . (1,000) (26,800) (32.7)
Japan Airlines Co. Ltd. ...... (4,200) (72,757) (88.7)
Japan Exchange Group, Inc. .. (1,700) (27,031) (33.0)
Japan Post Bank Co. Ltd. .... (22,100) (176,793) (215.6)
Japan Post Holdings Co. Ltd. . (4,600) (33,119) (40.4)
Japan Post Insurance Co. Ltd. (3,000) (48,504) (59.1)
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (127,748) (155.8)
Keio Corp. .............. (400) (15,316) (18.7)
Kintetsu Group Holdings Co.
Ltd. ................ (500) (16,523) (20.1)
Koito Manufacturing Co. Ltd. .. (2,000) (65,743) (80.2)
Konami Group Corp. ....... (500) (29,553) (36.0)
Kose Corp. ............. (1,700) (151,745) (185.0)
Kubota Corp. ............ (13,200) (219,164) (267.2)
Kyowa Kirin Co. Ltd. ....... (2,900) (68,368) (83.4)
Lasertec Corp. ........... (500) (71,585) (87.3)
M3, Inc. ................ (2,600) (90,584) (110.4)
McDonald's Holdings Co. Japan
Ltd. ................ (2,200) (82,578) (100.7)
Shares Value
% of Basket
Value
Japan (continued)
Mitsubishi Corp. .......... (4,900) $ (145,624) (177.6) %
Mitsubishi Heavy Industries Ltd. (3,300) (122,537) (149.4)
Mitsubishi UFJ Financial Group,
Inc. ................. (13,400) (75,502) (92.1)
Mitsui & Co. Ltd. .......... (3,200) (70,599) (86.1)
MonotaRO Co. Ltd. ........ (7,900) (141,057) (172.0)
Nexon Co. Ltd. ........... (8,100) (183,887) (224.2)
Nidec Corp. ............. (1,900) (132,039) (161.0)
Nihon M&A Center Holdings,
Inc. ................. (1,200) (16,058) (19.6)
Nippon Paint Holdings Co. Ltd. (6,300) (48,158) (58.7)
Nippon Sanso Holdings Corp. . (3,500) (59,019) (72.0)
Nissan Motor Co. Ltd. ...... (11,200) (42,592) (51.9)
Nitori Holdings Co. Ltd. ..... (200) (21,160) (25.8)
Nomura Holdings, Inc. ...... (6,100) (23,275) (28.4)
Nomura Research Institute Ltd. (1,800) (54,080) (65.9)
NTT Data Corp. .......... (5,700) (86,270) (105.2)
Obic Co. Ltd. ............ (500) (79,935) (97.5)
Odakyu Electric Railway Co. Ltd. (5,400) (77,449) (94.4)
Oji Holdings Corp. ......... (9,600) (40,024) (48.8)
Omron Corp. ............ (400) (22,371) (27.3)
Open House Group Co. Ltd. .. (500) (21,813) (26.6)
Oracle Corp. Japan ........ (2,400) (149,684) (182.5)
Oriental Land Co. Ltd. ...... (1,300) (197,378) (240.7)
Otsuka Corp. ............ (11,900) (371,110) (452.5)
Otsuka Holdings Co. Ltd. .... (900) (32,151) (39.2)
Pan Pacific International
Holdings Corp. ......... (5,000) (77,852) (94.9)
Rakuten Group, Inc. ....... (7,400) (36,686) (44.7)
Renesas Electronics Corp. ... (15,200) (144,778) (176.5)
Rohm Co. Ltd. ........... (800) (59,369) (72.4)
SBI Holdings, Inc. ......... (3,500) (71,006) (86.6)
Sharp Corp. ............. (7,700) (61,977) (75.6)
Shimizu Corp. ........... (16,300) (92,399) (112.7)
Shiseido Co. Ltd. ......... (3,300) (135,740) (165.5)
SMC Corp. .............. (100) (49,284) (60.1)
SoftBank Group Corp. ...... (3,100) (130,221) (158.8)
Square Enix Holdings Co. Ltd. . (1,400) (64,960) (79.2)
SUMCO Corp. ........... (7,000) (97,949) (119.4)
Sumitomo Corp. .......... (11,700) (164,502) (200.6)
Sumitomo Electric Industries
Ltd. ................ (20,300) (226,321) (276.0)
Sumitomo Metal Mining Co. Ltd. (1,400) (44,021) (53.7)
Sumitomo Realty & Development
Co. Ltd. .............. (1,400) (38,658) (47.1)
T&D Holdings, Inc. ........ (3,000) (33,954) (41.4)
Tobu Railway Co. Ltd. ...... (900) (21,370) (26.1)
Tokyo Electric Power Co.
Holdings, Inc. .......... (10,200) (40,141) (48.9)
Tokyu Corp. ............. (1,400) (17,166) (20.9)
Toyota Industries Corp. ..... (900) (54,801) (66.8)
Toyota Motor Corp. ........ (8,500) (137,964) (168.2)
Unicharm Corp. .......... (400) (14,489) (17.7)
Welcia Holdings Co. Ltd. .... (6,200) (138,476) (168.8)
Yamato Holdings Co. Ltd. .... (1,200) (20,999) (25.6)
Yaskawa Electric Corp. ..... (2,900) (101,569) (123.8)
Z Holdings Corp. .......... (41,400) (146,317) (178.4)
(7,408,197)
Jordan
Hikma Pharmaceuticals plc ... (2,562) (54,153) (66.0)
Luxembourg
ArcelorMittal SA .......... (10,143) (250,268) (305.2)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Netherlands
ABN AMRO Bank NV, CVA ... (13,526) $ (137,937) (168.2) %
Akzo Nobel NV ........... (1,485) (99,941) (121.9)
Argenx SE .............. (207) (75,617) (92.2)
ASM International NV ...... (445) (136,692) (166.7)
JDE Peet's NV ........... (5,643) (163,661) (199.5)
Universal Music Group NV ... (6,836) (154,743) (188.7)
(768,591)
New Zealand
Auckland International Airport
Ltd. ................ (69,426) (326,003) (397.5)
Xero Ltd. ............... (722) (47,564) (58.0)
(373,567)
Norway
Aker BP ASA ............ (770) (26,755) (32.6)
Gjensidige Forsikring ASA ... (4,792) (100,228) (122.2)
(126,983)
Singapore
City Developments Ltd. ..... (3,700) (20,787) (25.3)
Sea Ltd., ADR ........... (2,052) (156,609) (191.0)
Singapore Exchange Ltd. .... (7,700) (55,198) (67.3)
UOL Group Ltd. .......... (33,300) (179,916) (219.4)
Venture Corp. Ltd. ......... (38,300) (487,951) (595.0)
(900,461)
South Korea
Delivery Hero SE ......... (3,014) (145,415) (177.3)
Spain
Aena SME SA ........... (2,340) (295,986) (360.9)
Amadeus IT Group SA ...... (205) (11,954) (14.6)
CaixaBank SA ........... (53,206) (159,764) (194.8)
Cellnex Telecom SA ....... (10,060) (449,975) (548.7)
EDP Renovaveis SA ....... (2,076) (53,995) (65.8)
Ferrovial SA ............. (27,576) (738,434) (900.4)
Grifols SA .............. (16,512) (240,937) (293.8)
Naturgy Energy Group SA ... (5,226) (153,289) (186.9)
Siemens Gamesa Renewable
Energy SA ............ (9,832) (180,902) (220.6)
Telefonica SA ............ (11,770) (52,538) (64.1)
(2,337,774)
Sweden
Electrolux AB, Class B ...... (5,648) (81,466) (99.3)
Essity AB, Class B ........ (5,686) (144,738) (176.5)
Fastighets AB Balder, Class B . (9,372) (59,869) (73.0)
Getinge AB, Class B ....... (1,397) (31,525) (38.4)
H & M Hennes & Mauritz AB,
Class B .............. (3,332) (42,631) (52.0)
Hexagon AB, Class B ...... (30,778) (362,397) (441.9)
Holmen AB, Class B ....... (554) (22,765) (27.8)
Investment AB Latour, Class B (7,293) (181,460) (221.3)
L E Lundbergforetagen AB, Class
B .................. (3,789) (179,824) (219.3)
Nibe Industrier AB, Class B ... (8,650) (87,141) (106.2)
Securitas AB, Class B ...... (2,019) (20,417) (24.9)
Svenska Cellulosa AB SCA,
Class B .............. (14,641) (214,045) (261.0)
Swedish Orphan Biovitrum AB . (3,606) (79,191) (96.6)
Volvo Car AB, Class B ...... (9,827) (73,170) (89.2)
(1,580,639)
Switzerland
ABB Ltd. (Registered) ...... (11,774) (357,925) (436.4)
Alcon, Inc. .............. (1,175) (92,477) (112.8)
Shares Value
% of Basket
Value
Switzerland (continued)
Bachem Holding AG
(Registered), Class B .... (445) $ (30,008) (36.6) %
Barry Callebaut AG (Registered) (63) (139,587) (170.2)
Clariant AG (Registered) .... (3,621) (67,841) (82.7)
Credit Suisse Group AG
(Registered) ........... (26,812) (155,954) (190.2)
EMS-Chemie Holding AG
(Registered) ........... (228) (181,052) (220.8)
Logitech International SA
(Registered) ........... (1,320) (74,266) (90.5)
Partners Group Holding AG .. (47) (51,312) (62.6)
Swiss Prime Site AG
(Registered) ........... (667) (60,739) (74.1)
TE Connectivity Ltd. ....... (150) (20,060) (24.5)
VAT Group AG ........... (150) (43,676) (53.3)
(1,274,897)
United Kingdom
Admiral Group plc ......... (929) (21,712) (26.5)
AVEVA Group plc ......... (11,647) (336,954) (410.9)
Barclays plc ............. (39,554) (75,768) (92.4)
BP plc ................. (7,258) (35,523) (43.3)
BT Group plc ............ (25,861) (51,058) (62.3)
Halma plc .............. (2,172) (61,170) (74.6)
Hargreaves Lansdown plc ... (31,929) (330,554) (403.1)
HSBC Holdings plc ........ (35,703) (223,642) (272.7)
Johnson Matthey plc ....... (2,081) (54,407) (66.3)
Just Eat Takeaway.com NV ... (6,865) (125,830) (153.4)
Liberty Global plc, Class C ... (1,879) (43,010) (52.4)
Linde plc ............... (891) (269,082) (328.1)
Melrose Industries plc ...... (17,007) (33,478) (40.8)
National Grid plc .......... (14,644) (201,642) (245.9)
NatWest Group plc ........ (51,657) (156,896) (191.3)
Ocado Group plc ......... (20,988) (215,762) (263.1)
Phoenix Group Holdings plc .. (21,315) (167,933) (204.8)
Rentokil Initial plc ......... (3,737) (24,675) (30.1)
Rolls-Royce Holdings plc .... (140,430) (153,481) (187.1)
Schroders plc ............ (3,372) (122,308) (149.1)
Severn Trent plc .......... (2,743) (98,616) (120.2)
Smith & Nephew plc ....... (2,694) (34,540) (42.1)
St James's Place plc ....... (1,534) (23,042) (28.1)
Standard Chartered plc ..... (11,920) (82,161) (100.2)
Tesco plc ............... (10,151) (32,556) (39.7)
Unilever plc ............. (4,950) (241,079) (294.0)
United Utilities Group plc .... (9,821) (130,487) (159.1)
Vodafone Group plc ........ (34,280) (50,517) (61.6)
(3,397,883)
United States
AbbVie, Inc. ............. (191) (27,410) (33.4)
Advance Auto Parts, Inc. .... (377) (72,995) (89.0)
Affirm Holdings, Inc. ....... (2,911) (78,131) (95.3)
Aflac, Inc. .............. (988) (56,612) (69.0)
Air Products & Chemicals, Inc. (384) (95,320) (116.2)
Align Technology, Inc. ...... (157) (44,112) (53.8)
Allegion plc ............. (198) (20,929) (25.5)
Alliant Energy Corp. ....... (386) (23,519) (28.7)
Allstate Corp. (The) ........ (1,708) (199,785) (243.6)
Alnylam Pharmaceuticals, Inc. . (527) (74,855) (91.3)
Amazon.com, Inc. ......... (380) (51,281) (62.5)
AMC Entertainment Holdings,
Inc., Class A ........... (85) (1,238) (1.5)
Ameren Corp. ............ (5,465) (508,901) (620.5)
Analog Devices, Inc. ....... (1,607) (276,340) (337.0)
Aon plc, Class A .......... (115) (33,470) (40.8)
AppLovin Corp., Class A ..... (1,506) (53,523) (65.3)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Arthur J Gallagher & Co. .... (1,107) $ (198,142) (241.6) %
AT&T, Inc. .............. (6,009) (112,849) (137.6)
Avalara, Inc. ............. (1,255) (109,712) (133.8)
Avantor, Inc. ............. (2,356) (68,371) (83.4)
Ball Corp. .............. (1,469) (107,854) (131.5)
Bausch Health Cos., Inc. .... (95) (438) (0.5)
Becton Dickinson and Co. ... (1,113) (271,917) (331.6)
BioMarin Pharmaceutical, Inc. . (631) (54,298) (66.2)
Bio-Rad Laboratories, Inc., Class
A .................. (80) (45,061) (54.9)
Block, Inc. .............. (1,676) (127,477) (155.4)
Boeing Co. (The) ......... (2,238) (356,536) (434.7)
Bristol-Myers Squibb Co. .... (2,466) (181,941) (221.8)
Broadcom, Inc. ........... (21) (11,245) (13.7)
Brookfield Renewable Corp. .. (492) (19,249) (23.5)
Brown & Brown, Inc. ....... (2,087) (135,864) (165.7)
Burlington Stores, Inc. ...... (436) (61,533) (75.0)
Cable One, Inc. .......... (60) (82,601) (100.7)
Caesars Entertainment, Inc. .. (1,954) (89,278) (108.9)
Campbell Soup Co. ........ (3,719) (183,533) (223.8)
CarMax, Inc. ............ (741) (73,759) (89.9)
Carnival Corp. ........... (7,944) (71,973) (87.8)
Carvana Co. ............ (4,413) (128,639) (156.9)
Catalent, Inc. ............ (2,194) (248,141) (302.6)
Caterpillar, Inc. ........... (422) (83,661) (102.0)
Ceridian HCM Holding, Inc. .. (3,105) (170,061) (207.4)
CF Industries Holdings, Inc. .. (275) (26,260) (32.0)
CH Robinson Worldwide, Inc. . (441) (48,819) (59.5)
Charles River Laboratories
International, Inc. ....... (263) (65,892) (80.3)
Charles Schwab Corp. (The) .. (446) (30,796) (37.6)
Charter Communications, Inc.,
Class A .............. (8) (3,457) (4.2)
Chevron Corp. ........... (354) (57,978) (70.7)
Chewy, Inc., Class A ....... (2,160) (83,830) (102.2)
Cisco Systems, Inc. ........ (4,984) (226,124) (275.7)
Citizens Financial Group, Inc. . (978) (37,135) (45.3)
Clarivate plc ............. (994) (14,403) (17.6)
Clorox Co. (The) .......... (1,180) (167,371) (204.1)
Cloudflare, Inc., Class A ..... (579) (29,135) (35.5)
Coinbase Global, Inc., Class A (2,487) (156,582) (190.9)
Conagra Brands, Inc. ....... (6,697) (229,104) (279.4)
Constellation Brands, Inc., Class
A .................. (950) (233,994) (285.3)
Cooper Cos., Inc. (The) ..... (722) (236,094) (287.9)
Corning, Inc. ............ (1,282) (47,126) (57.5)
CoStar Group, Inc. ........ (1,680) (121,951) (148.7)
Costco Wholesale Corp. ..... (108) (58,460) (71.3)
Coterra Energy, Inc. ....... (1,346) (41,174) (50.2)
Coupa Software, Inc. ....... (728) (47,626) (58.1)
Crown Holdings, Inc. ....... (235) (23,895) (29.1)
Danaher Corp. ........... (445) (129,704) (158.2)
DaVita, Inc. ............. (784) (65,981) (80.5)
Dell Technologies, Inc., Class C (546) (24,603) (30.0)
DENTSPLY SIRONA, Inc. ... (924) (33,412) (40.7)
DISH Network Corp., Class A . (8,866) (154,002) (187.8)
Duke Energy Corp. ........ (845) (92,891) (113.3)
Eastman Chemical Co. ..... (411) (39,427) (48.1)
Ecolab, Inc. ............. (438) (72,344) (88.2)
Elanco Animal Health, Inc. ... (6,976) (141,334) (172.3)
Entegris, Inc. ............ (376) (41,322) (50.4)
Erie Indemnity Co., Class A .. (659) (134,014) (163.4)
Exact Sciences Corp. ...... (3,146) (141,885) (173.0)
Exxon Mobil Corp. ......... (1,247) (120,872) (147.4)
F5, Inc. ................ (414) (69,287) (84.5)
Shares Value
% of Basket
Value
United States (continued)
Fidelity National Information
Services, Inc. .......... (1,422) $ (145,272) (177.1) %
First Citizens BancShares, Inc.,
Class A .............. (390) (295,105) (359.8)
Ford Motor Co. ........... (9,026) (132,592) (161.7)
Generac Holdings, Inc. ..... (337) (90,417) (110.3)
Globe Life, Inc. ........... (810) (81,591) (99.5)
Guidewire Software, Inc. .... (654) (50,829) (62.0)
HCA Healthcare, Inc. ....... (1,178) (250,231) (305.1)
HEICO Corp. ............ (786) (123,960) (151.2)
Hess Corp. ............. (844) (94,925) (115.7)
Hilton Worldwide Holdings, Inc. (320) (40,982) (50.0)
Honeywell International, Inc. .. (69) (13,280) (16.2)
Hormel Foods Corp. ....... (774) (38,189) (46.6)
Huntington Bancshares, Inc. .. (9,330) (123,996) (151.2)
Huntington Ingalls Industries,
Inc. ................. (355) (76,978) (93.9)
IAC/InterActiveCorp ........ (1,515) (103,777) (126.5)
Intercontinental Exchange, Inc. (246) (25,090) (30.6)
International Business Machines
Corp. ............... (381) (49,831) (60.8)
International Flavors &
Fragrances, Inc. ........ (288) (35,726) (43.6)
International Paper Co. ..... (979) (41,872) (51.1)
Intuitive Surgical, Inc. ...... (384) (88,385) (107.8)
IQVIA Holdings, Inc. ....... (856) (205,671) (250.8)
J M Smucker Co. (The) ..... (2,196) (290,575) (354.3)
Jack Henry & Associates, Inc. . (779) (161,853) (197.4)
Jazz Pharmaceuticals plc .... (144) (22,473) (27.4)
Johnson & Johnson ........ (261) (45,550) (55.5)
Kimberly-Clark Corp. ....... (1,977) (260,549) (317.7)
Kinder Morgan, Inc. ........ (10,176) (183,066) (223.2)
Las Vegas Sands Corp. ..... (2,737) (103,158) (125.8)
Lear Corp. .............. (838) (126,655) (154.4)
Leidos Holdings, Inc. ....... (1,586) (169,702) (206.9)
Liberty Broadband Corp., Class
C .................. (933) (101,632) (123.9)
Liberty Media Corp-Liberty
Formula One, Class C .... (2,085) (141,300) (172.3)
Liberty Media Corp-Liberty
SiriusXM, Class C ....... (931) (37,072) (45.2)
Lucid Group, Inc. ......... (2,129) (38,854) (47.4)
Lumen Technologies, Inc. .... (3,734) (40,663) (49.6)
MarketAxess Holdings, Inc. .. (230) (62,279) (75.9)
Marsh & McLennan Cos., Inc. . (282) (46,237) (56.4)
Martin Marietta Materials, Inc. . (415) (146,113) (178.2)
McCormick & Co., Inc. (Non-
Voting) .............. (1,762) (153,911) (187.7)
McKesson Corp. .......... (236) (80,613) (98.3)
MGM Resorts International ... (3,824) (125,159) (152.6)
Mondelez International, Inc.,
Class A .............. (1,478) (94,651) (115.4)
Moody's Corp. ........... (196) (60,809) (74.1)
Morgan Stanley .......... (1,024) (86,323) (105.3)
Mosaic Co. (The) ......... (339) (17,852) (21.8)
Motorola Solutions, Inc. ..... (147) (35,073) (42.8)
Netflix, Inc. .............. (322) (72,418) (88.3)
Newell Brands, Inc. ........ (1,798) (36,338) (44.3)
Newmont Corp. .......... (1,334) (60,403) (73.7)
NortonLifeLock, Inc. ....... (1,908) (46,803) (57.1)
NRG Energy, Inc. ......... (3,006) (113,476) (138.4)
Omnicom Group, Inc. ....... (885) (61,808) (75.4)
Oracle Corp. ............ (1,180) (91,851) (112.0)
O'Reilly Automotive, Inc. .... (58) (40,808) (49.8)
PACCAR, Inc. ........... (852) (77,975) (95.1)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Palantir Technologies, Inc., Class
A .................. (10,436) $ (108,013) (131.7) %
Paramount Global, Class B ... (1,838) (43,469) (53.0)
Peloton Interactive, Inc., Class A (5,298) (50,278) (61.3)
PerkinElmer, Inc. ......... (1,183) (181,200) (220.9)
Pfizer, Inc. .............. (2,187) (110,465) (134.7)
PG&E Corp. ............. (5,155) (55,983) (68.3)
Plug Power, Inc. .......... (7,779) (166,004) (202.4)
PNC Financial Services Group,
Inc. (The) ............ (494) (81,974) (100.0)
PPL Corp. .............. (3,608) (104,921) (127.9)
Principal Financial Group, Inc. . (2,082) (139,369) (169.9)
Progressive Corp. (The) ..... (3,640) (418,818) (510.7)
Prudential Financial, Inc. .... (346) (34,597) (42.2)
PTC, Inc. ............... (767) (94,632) (115.4)
PulteGroup, Inc. .......... (1,240) (54,089) (66.0)
QIAGEN NV ............. (2,398) (120,180) (146.5)
Qorvo, Inc. .............. (848) (88,251) (107.6)
Quest Diagnostics, Inc. ..... (635) (86,722) (105.7)
Republic Services, Inc. ..... (1,392) (193,015) (235.4)
ResMed, Inc. ............ (158) (38,002) (46.3)
Rivian Automotive, Inc., Class A (921) (31,590) (38.5)
ROBLOX Corp., Class A ..... (623) (26,745) (32.6)
Rockwell Automation, Inc. .... (847) (216,222) (263.6)
Rollins, Inc. ............. (5,979) (230,610) (281.2)
Roper Technologies, Inc. .... (1,162) (507,411) (618.7)
Ross Stores, Inc. ......... (951) (77,278) (94.2)
Royal Caribbean Cruises Ltd. . (2,694) (104,285) (127.2)
Royalty Pharma plc, Class A .. (944) (41,055) (50.1)
RPM International, Inc. ..... (4,398) (397,579) (484.8)
S&P Global, Inc. .......... (248) (93,479) (114.0)
Salesforce, Inc. ........... (912) (167,826) (204.6)
Seagen, Inc. ............ (274) (49,314) (60.1)
SEI Investments Co. ....... (2,750) (152,240) (185.6)
Sensata Technologies Holding
plc ................. (1,585) (70,485) (85.9)
Sherwin-Williams Co. (The) .. (415) (100,405) (122.4)
Sinch AB ............... (12,564) (31,855) (38.8)
Sirius XM Holdings, Inc. ..... (14,195) (94,823) (115.6)
Snap, Inc., Class A ........ (2,172) (21,459) (26.2)
Southern Co. (The) ........ (2,140) (164,545) (200.6)
SS&C Technologies Holdings,
Inc. ................. (3,798) (224,728) (274.0)
Stanley Black & Decker, Inc. .. (1,325) (128,962) (157.2)
STERIS plc ............. (1,089) (245,733) (299.6)
Stryker Corp. ............ (293) (62,922) (76.7)
Swiss Re AG ............ (516) (38,719) (47.2)
Sysco Corp. ............. (1,220) (103,578) (126.3)
T Rowe Price Group, Inc. .... (1,561) (192,737) (235.0)
Take-Two Interactive Software,
Inc. ................. (961) (127,554) (155.5)
Target Corp. ............. (314) (51,301) (62.6)
Teladoc Health, Inc. ........ (3,946) (145,410) (177.3)
Teledyne Technologies, Inc. .. (213) (83,368) (101.7)
Teleflex, Inc. ............. (231) (55,546) (67.7)
Tenaris SA .............. (21,990) (307,729) (375.2)
Teradyne, Inc. ........... (724) (73,044) (89.1)
Tesla, Inc. .............. (136) (121,237) (147.8)
Thermo Fisher Scientific, Inc. . (498) (298,008) (363.4)
TJX Cos., Inc. (The) ....... (649) (39,693) (48.4)
Trade Desk, Inc. (The), Class A (1,646) (74,070) (90.3)
Tradeweb Markets, Inc., Class A (275) (19,393) (23.6)
TransUnion ............. (430) (34,069) (41.5)
Truist Financial Corp. ....... (679) (34,269) (41.8)
Twilio, Inc., Class A ........ (737) (62,498) (76.2)
Shares Value
% of Basket
Value
United States (continued)
Twitter, Inc. ............. (5,810) $ (241,754) (294.8) %
Tyler Technologies, Inc. ..... (711) (283,689) (345.9)
Unity Software, Inc. ........ (935) (34,960) (42.6)
Universal Health Services, Inc.,
Class B .............. (1,227) (138,001) (168.3)
Upstart Holdings, Inc. ...... (387) (9,416) (11.5)
US Bancorp ............. (5,079) (239,729) (292.3)
Verisk Analytics, Inc. ....... (165) (31,391) (38.3)
VF Corp. ............... (3,842) (171,661) (209.3)
Vimeo, Inc. ............. (1) (6) (0.0)
Vulcan Materials Co. ....... (498) (82,334) (100.4)
W R Berkley Corp. ........ (2,949) (184,401) (224.8)
Walmart, Inc. ............ (2,105) (277,965) (338.9)
Warner Bros Discovery, Inc. .. (4,283) (64,245) (78.3)
Waste Connections, Inc. ..... (2,581) (344,228) (419.7)
Waste Management, Inc. .... (2,020) (332,411) (405.3)
Wayfair, Inc., Class A ....... (1,064) (57,360) (69.9)
WEC Energy Group, Inc. .... (428) (44,431) (54.2)
Western Union Co. (The) .... (5,613) (95,533) (116.5)
Whirlpool Corp. ........... (370) (63,962) (78.0)
Williams Cos., Inc. (The) .... (3,844) (131,042) (159.8)
Willis Towers Watson plc .... (324) (67,049) (81.8)
Wynn Resorts Ltd. ........ (1,009) (64,051) (78.1)
Xylem, Inc. .............. (1,443) (132,799) (161.9)
Zillow Group, Inc., Class C ... (1,072) (37,391) (45.6)
Zimmer Biomet Holdings, Inc. . (2,300) (253,897) (309.6)
Zoetis, Inc. .............. (343) (62,615) (76.3)
Zoom Video Communications,
Inc., Class A ........... (952) (98,87 4 ) (120.6)
(24,022 ,49 0 )
Zambia
First Quantum Minerals Ltd. .. (962) (17,579) (21.4)
Total Reference Entity — Short ............ (56,998,130)
Net Value of Reference Entity — BNP Paribas SA $ 82,012
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates February 24, 2023 - February 27, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 5,402 134,769 (311.1)
ASX Ltd. ............... 2,498 155,263 (358.4)
Aurizon Holdings Ltd. ...... 86,527 244,897 (565.3)
Australia & New Zealand Banking
Group Ltd. ............ 1,561 23,930 (55.2)
Cochlear Ltd. ............ 1,147 172,884 (399.0)
CSL Ltd. ............... 164 33,393 (77.1)
IDP Education Ltd. ........ 2,844 57,221 (132.1)
822,357
Austria
voestalpine AG ........... 144 3,242 (7.5)
Belgium
D'ieteren Group .......... 170 27,901 (64.4)
Groupe Bruxelles Lambert SA . 312 27,617 (63.7)
Umicore SA ............. 530 19,198 (44.3)
74,716

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Brazil
Wheaton Precious Metals Corp. 788 $ 27,039 (62.4) %
Canada
Alimentation Couche-Tard, Inc. 1,426 63,708 (147.1)
AltaGas Ltd. ............. 1,440 32,082 (74.1)
Bank of Nova Scotia (The) ... 1,137 69,265 (159.9)
Canadian National Railway Co. 409 51,815 (119.6)
Canadian Tire Corp. Ltd., Class
A .................. 256 32,888 (75.9)
Constellation Software, Inc. .. 50 85,056 (196.3)
Dollarama, Inc. ........... 1,538 93,213 (215.2)
Franco-Nevada Corp. ...... 1,096 140,339 (323.9)
Gildan Activewear, Inc. ...... 739 21,658 (50.0)
National Bank of Canada .... 1,115 78,234 (180.6)
Open Text Corp. .......... 510 20,861 (48.2)
Parkland Corp. ........... 1,181 33,137 (76.5)
Royal Bank of Canada ...... 436 42,512 (98.1)
Shaw Communications, Inc.,
Class B .............. 1,060 28,674 (66.2)
Teck Resources Ltd., Class B . 581 17,082 (39.4)
TMX Group Ltd. .......... 193 19,803 (45.7)
West Fraser Timber Co. Ltd. .. 1,052 98,492 (227.3)
928,819
China
BOC Hong Kong Holdings Ltd. 120,000 434,078 (1,002.0)
Denmark
AP Moller - Maersk A/S, Class B 24 65,528 (151.3)
Coloplast A/S, Class B ...... 1,035 121,135 (279.6)
DSV A/S ............... 141 23,759 (54.8)
210,422
Finland
Elisa OYJ .............. 1,759 97,282 (224.6)
Kesko OYJ, Class B ....... 819 20,256 (46.8)
Nordea Bank Abp ......... 2,045 20,163 (46.5)
Stora Enso OYJ, Class R .... 4,878 75,442 (174.1)
213,143
France
Amundi SA ............. 1,111 60,322 (139.2)
Arkema SA ............. 1,852 175,450 (405.0)
BioMerieux ............. 1,667 180,432 (416.5)
Bureau Veritas SA ......... 1,120 30,890 (71.3)
Capgemini SE ........... 660 125,886 (290.6)
Cie de Saint-Gobain ....... 2,638 123,009 (283.9)
Dassault Systemes SE ..... 2,569 110,189 (254.3)
Eiffage SA .............. 223 20,926 (48.3)
Engie SA ............... 3,507 43,390 (100.2)
Eurazeo SE ............. 3,637 259,782 (599.7)
Hermes International ....... 73 100,152 (231.2)
Ipsen SA ............... 2,709 274,035 (632.6)
La Francaise des Jeux SAEM . 8,247 294,567 (679.9)
Legrand SA ............. 271 22,186 (51.2)
Orange SA .............. 63,294 646,766 (1,492.9)
Pernod Ricard SA ......... 111 21,805 (50.3)
Publicis Groupe SA ........ 10,890 579,516 (1,337.7)
SEB SA ................ 431 36,286 (83.8)
Teleperformance .......... 777 259,830 (599.8)
Vivendi SE .............. 5,970 56,675 (130.8)
Wendel SE ............. 933 85,873 (198.2)
3,507,967
Germany
Bayer AG (Registered) ...... 415 24,207 (55.9)
Beiersdorf AG ............ 236 24,337 (56.2)
Shares Value
% of Basket
Value
Germany (continued)
Deutsche Bank AG (Registered) 2,385 $ 20,862 (48.1) %
Evonik Industries AG ....... 802 17,106 (39.5)
HeidelbergCement AG ...... 1,067 54,350 (125.4)
Henkel AG & Co. KGaA
(Preference) .......... 132 8,433 (19.5)
Mercedes-Benz Group AG ... 606 35,738 (82.5)
Nemetschek SE .......... 1,790 119,834 (276.6)
Rational AG ............. 35 24,397 (56.3)
329,264
Hong Kong
Power Assets Holdings Ltd. .. 3,500 22,917 (52.9)
Sun Hung Kai Properties Ltd. . 6,500 77,591 (179.1)
100,508
Ireland
Smurfit Kappa Group plc .... 2,024 73,365 (169.4)
Israel
Bank Hapoalim BM ........ 11,399 106,239 (245.2)
Israel Discount Bank Ltd., Class
A .................. 9,702 55,164 (127.4)
161,403
Italy
Assicurazioni Generali SpA ... 9,330 139,480 (322.0)
Enel SpA ............... 1,969 9,926 (22.9)
Moncler SpA ............ 578 28,975 (66.9)
Prysmian SpA ........... 1,874 59,588 (137.6)
Snam SpA .............. 4,198 21,064 (48.6)
259,033
Japan
Advantest Corp. .......... 1,200 71,372 (164.7)
Asahi Kasei Corp. ......... 11,800 94,664 (218.5)
Astellas Pharma, Inc. ....... 17,300 270,942 (625.4)
Chugai Pharmaceutical Co. Ltd. 4,100 115,181 (265.9)
Dai Nippon Printing Co. Ltd. .. 2,500 55,168 (127.3)
Daiwa House Industry Co. Ltd. 1,500 37,062 (85.6)
Dentsu Group, Inc. ........ 1,400 48,904 (112.9)
Fuji Electric Co. Ltd. ....... 600 27,100 (62.6)
Honda Motor Co. Ltd. ...... 3,000 76,882 (177.5)
Hoya Corp. ............. 1,100 110,211 (254.4)
Isuzu Motors Ltd. ......... 1,800 19,744 (45.6)
Kajima Corp. ............ 5,200 59,362 (137.0)
KDDI Corp. ............. 3,500 112,218 (259.0)
Kikkoman Corp. .......... 600 35,577 (82.1)
Kyocera Corp. ........... 900 50,030 (115.5)
Marubeni Corp. ........... 28,100 261,394 (603.4)
Mitsui Chemicals, Inc. ...... 1,400 29,490 (68.1)
NEC Corp. .............. 900 33,223 (76.7)
NGK Insulators Ltd. ........ 8,500 124,323 (287.0)
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,300 77,682 (179.3)
Nippon Telegraph & Telephone
Corp. ............... 3,000 85,696 (197.8)
Nitto Denko Corp. ......... 1,100 70,835 (163.5)
Nomura Real Estate Holdings,
Inc. ................. 2,100 50,945 (117.6)
ORIX Corp. ............. 1,300 23,168 (53.5)
Osaka Gas Co. Ltd. ........ 800 14,382 (33.2)
Panasonic Holdings Corp. ... 6,100 50,362 (116.3)
Ricoh Co. Ltd. ........... 3,800 30,564 (70.5)
Seiko Epson Corp. ........ 3,900 58,588 (135.2)
Sekisui Chemical Co. Ltd. .... 10,300 144,915 (334.5)
Sekisui House Ltd. ........ 3,000 53,134 (122.6)
Shimadzu Corp. .......... 4,900 174,337 (402.4)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Sompo Holdings, Inc. ...... 1,800 $ 80,336 (185.4) %
Subaru Corp. ............ 2,500 43,502 (100.4)
Sumitomo Chemical Co. Ltd. .. 13,700 53,840 (124.3)
Suzuki Motor Corp. ........ 500 16,390 (37.8)
Sysmex Corp. ........... 200 14,002 (32.3)
Terumo Corp. ............ 1,600 54,630 (126.1)
TOPPAN, Inc. ............ 3,000 51,046 (117.8)
USS Co. Ltd. ............ 1,300 25,509 (58.9)
Yamaha Corp. ........... 3,500 149,289 (344.6)
Yamaha Motor Co. Ltd. ..... 4,300 83,064 (191.7)
3,039,063
Netherlands
EXOR NV .............. 340 23,913 (55.2)
Norway
DNB Bank ASA ........... 2,534 49,985 (115.4)
Mowi ASA .............. 1,827 42,158 (97.3)
Orkla ASA .............. 5,395 46,571 (107.5)
Telenor ASA ............. 1,667 20,245 (46.7)
158,959
Portugal
Galp Energia SGPS SA ..... 2,741 28,933 (66.8)
Singapore
Singapore Airlines Ltd. ...... 5,200 20,572 (47.5)
STMicroelectronics NV ..... 665 25,166 (58.1)
45,738
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 5,151 23,343 (53.9)
Industria de Diseno Textil SA .. 655 15,908 (36.7)
39,251
Sweden
Alfa Laval AB ............ 610 18,240 (42.1)
Assa Abloy AB, Class B ..... 1,207 28,517 (65.8)
Industrivarden AB, Class C ... 2,099 54,458 (125.7)
Investor AB, Class B ....... 6,581 122,813 (283.5)
Kinnevik AB, Class B ....... 976 17,579 (40.6)
241,607
Switzerland
Baloise Holding AG (Registered) 878 139,891 (322.9)
Julius Baer Group Ltd. ...... 997 51,555 (119.0)
Novartis AG (Registered) .... 1,191 102,342 (236.2)
SGS SA (Registered) ....... 17 41,488 (95.8)
335,276
United Kingdom
abrdn plc ............... 8,625 17,487 (40.4)
Associated British Foods plc .. 2,613 53,371 (123.2)
CK Hutchison Holdings Ltd. .. 23,500 155,882 (359.8)
CNH Industrial NV ......... 1,311 16,889 (39.0)
Coca-Cola Europacific Partners
plc ................. 455 24,625 (56.8)
DCC plc ............... 488 31,861 (73.5)
Diageo plc .............. 1,034 48,983 (113.1)
Entain plc .............. 3,116 45,852 (105.8)
Haleon plc .............. 4,522 16,069 (37.1)
Imperial Brands plc ........ 6,302 138,369 (319.4)
Intertek Group plc ......... 986 52,697 (121.6)
JD Sports Fashion plc ...... 27,215 43,227 (99.8)
Legal & General Group plc ... 37,308 119,144 (275.0)
Sage Group plc (The) ...... 5,502 47,417 (109.4)
Smiths Group plc ......... 3,010 56,805 (131.1)
Shares Value
% of Basket
Value
United Kingdom (continued)
Taylor Wimpey plc ......... 14,169 $ 22,054 (50.9) %
Whitbread plc ............ 2,071 65,920 (152.2)
956,652
United States
ABIOMED, Inc. ........... 434 127,166 (293.5)
Advanced Micro Devices, Inc. . 132 12,470 (28.8)
Agilent Technologies, Inc. .... 402 53,908 (124.4)
Airbnb, Inc., Class A ....... 582 64,590 (149.1)
Akamai Technologies, Inc. ... 239 22,997 (53.1)
Ally Financial, Inc. ......... 4,690 155,098 (358.0)
AMERCO .............. 39 20,946 (48.3)
American Express Co. ...... 186 28,648 (66.1)
American International Group,
Inc. ................. 419 21,692 (50.1)
ANSYS, Inc. ............. 511 142,564 (329.1)
Arista Networks, Inc. ....... 116 13,529 (31.2)
Automatic Data Processing, Inc. 350 84,392 (194.8)
Biogen, Inc. ............. 203 43,657 (100.8)
Booz Allen Hamilton Holding
Corp. ............... 384 36,856 (85.1)
Capital One Financial Corp. .. 101 11,093 (25.6)
Carrier Global Corp. ....... 501 20,306 (46.9)
Cboe Global Markets, Inc. ... 245 30,228 (69.8)
CBRE Group, Inc., Class A ... 69 5,908 (13.6)
CDW Corp. ............. 383 69,526 (160.5)
Celanese Corp. .......... 324 38,073 (87.9)
Centene Corp. ........... 271 25,195 (58.2)
Chipotle Mexican Grill, Inc. ... 38 59,440 (137.2)
Cigna Corp. ............. 13 3,580 (8.3)
CMS Energy Corp. ........ 1,228 84,400 (194.8)
Comcast Corp., Class A ..... 852 31,967 (73.8)
Consolidated Edison, Inc. .... 1,199 119,025 (274.7)
Copart, Inc. ............. 697 89,286 (206.1)
Crowdstrike Holdings, Inc., Class
A .................. 171 31,396 (72.5)
CSX Corp. .............. 1,593 51,502 (118.9)
Cummins, Inc. ........... 530 117,294 (270.7)
Devon Energy Corp. ....... 191 12,004 (27.7)
Dexcom, Inc. ............ 86 7,059 (16.3)
Diamondback Energy, Inc. ... 1,234 157,977 (364.7)
Discover Financial Services .. 227 22,927 (52.9)
DocuSign, Inc. ........... 440 28,151 (65.0)
Dominion Energy, Inc. ...... 606 49,680 (114.7)
Dover Corp. ............. 1,101 147,182 (339.7)
Dow, Inc. ............... 1,145 60,925 (140.6)
DTE Energy Co. .......... 28 3,648 (8.4)
Eaton Corp. plc ........... 680 100,905 (232.9)
eBay, Inc. .............. 50 2,432 (5.6)
Emerson Electric Co. ....... 567 51,070 (117.9)
Equitable Holdings, Inc. ..... 1,380 39,233 (90.6)
Everest Re Group Ltd. ...... 102 26,658 (61.5)
Evergy, Inc. ............. 364 24,847 (57.4)
Eversource Energy ........ 769 67,841 (156.6)
Expedia Group, Inc. ........ 230 24,392 (56.3)
Expeditors International of
Washington, Inc. ........ 5,092 541,025 (1,248.8)
FactSet Research Systems, Inc. 16 6,875 (15.9)
First Republic Bank ........ 121 19,688 (45.4)
FirstEnergy Corp. ......... 581 23,879 (55.1)
FMC Corp. .............. 1,652 183,537 (423.7)
Fortinet, Inc. ............. 3,855 229,951 (530.8)
GSK plc ............... 3,617 75,994 (175.4)
Halliburton Co. ........... 2,579 75,565 (174.4)
Hologic, Inc. ............. 398 28,409 (65.6)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Home Depot, Inc. (The) ..... 75 $ 22,571 (52.1) %
IDEX Corp. ............. 248 51,770 (119.5)
Jacobs Engineering Group, Inc. 769 105,584 (243.7)
James Hardie Industries plc,
CDI ................ 3,443 85,031 (196.3)
JB Hunt Transport Services, Inc. 134 24,558 (56.7)
Juniper Networks, Inc. ...... 1,989 55,752 (128.7)
Keysight Technologies, Inc. ... 950 154,470 (356.6)
Knight-Swift Transportation
Holdings, Inc. .......... 994 54,620 (126.1)
Lincoln National Corp. ...... 335 17,199 (39.7)
Lyft, Inc., Class A ......... 2,203 30,534 (70.5)
LyondellBasell Industries NV,
Class A .............. 227 20,230 (46.7)
Masimo Corp. ............ 11 1,590 (3.7)
Molina Healthcare, Inc. ..... 241 78,981 (182.3)
MongoDB, Inc. ........... 81 25,310 (58.4)
Monster Beverage Corp. .... 897 89,359 (206.3)
MSCI, Inc. .............. 106 51,022 (117.8)
Nestle SA (Registered) ..... 275 33,695 (77.8)
News Corp., Class A ....... 1,410 24,167 (55.8)
Nordson Corp. ........... 424 97,940 (226.1)
Northern Trust Corp. ....... 152 15,167 (35.0)
Old Dominion Freight Line, Inc. 47 14,265 (32.9)
ONEOK, Inc. ............ 2,441 145,825 (336.6)
Paychex, Inc. ............ 760 97,493 (225.0)
Philip Morris International, Inc. 276 26,813 (61.9)
Procter & Gamble Co. (The) .. 265 36,811 (85.0)
Quanta Services, Inc. ...... 188 26,081 (60.2)
Regeneron Pharmaceuticals,
Inc. ................. 104 60,496 (139.6)
Regions Financial Corp. ..... 3,507 74,278 (171.5)
Roche Holding AG ........ 461 153,054 (353.3)
Schlumberger NV ......... 1,611 59,655 (137.7)
Sempra Energy .......... 230 38,134 (88.0)
ServiceNow, Inc. .......... 221 98,712 (227.9)
Splunk, Inc. ............. 387 40,213 (92.8)
State Street Corp. ......... 300 21,312 (49.2)
Stellantis NV ............ 2,377 34,134 (78.8)
Targa Resources Corp. ..... 730 50,450 (116.5)
Trane Technologies plc ..... 246 36,160 (83.5)
Tyson Foods, Inc., Class A ... 568 49,990 (115.4)
Ulta Beauty, Inc. .......... 112 43,558 (100.5)
United Rentals, Inc. ........ 435 140,361 (324.0)
UnitedHealth Group, Inc. .... 42 22,778 (52.6)
Valero Energy Corp. ....... 226 25,034 (57.8)
VeriSign, Inc. ............ 480 90,797 (209.6)
Vertex Pharmaceuticals, Inc. .. 140 39,257 (90.6)
Waters Corp. ............ 25 9,101 (21.0)
West Pharmaceutical Services,
Inc. ................. 87 29,890 (69.0)
Westlake Corp. ........... 170 16,548 (38.2)
WestRock Co. ........... 1,371 58,076 (134.1)
Workday, Inc., Class A ...... 892 138,349 (319.3)
WW Grainger, Inc. ......... 136 73,920 (170.6)
Zscaler, Inc. ............. 139 21,553 (49.8)
6,441,234
Total Reference Entity — Long ............ 18,455,982
Reference Entity — Short
Common Stocks
Australia
Glencore plc ............ (4,343) (24,615) 56.8
Shares Value
% of Basket
Value
Austria
Erste Group Bank AG ...... (275) $ (6,972) 16.1%
Verbund AG ............. (630) (69,278) 159.9
(76,250)
Belgium
Solvay SA .............. (338) (29,688) 68.5
Brazil
Yara International ASA ...... (1,022) (43,555) 100.5
Canada
Air Canada ............. (6,013) (81,657) 188.5
Algonquin Power & Utilities
Corp. ............... (5,757) (80,518) 185.9
BCE, Inc. ............... (25) (1,263) 2.9
BlackBerry Ltd. ........... (1,326) (8,149) 18.8
Brookfield Asset Management,
Inc., Class A ........... (1,369) (67,929) 156.8
CCL Industries, Inc., Class B .. (1,679) (84,347) 194.7
Emera, Inc. ............. (710) (33,661) 77.7
Fairfax Financial Holdings Ltd. (61) (32,859) 75.8
FirstService Corp. ......... (180) (24,080) 55.6
GFL Environmental, Inc. ..... (801) (22,168) 51.2
Great-West Lifeco, Inc. ..... (8,712) (211,719) 488.7
Imperial Oil Ltd. .......... (1,498) (71,791) 165.7
Ivanhoe Mines Ltd., Class A .. (6,057) (37,651) 86.9
Metro, Inc. .............. (4,201) (232,629) 537.0
Northland Power, Inc. ...... (5,769) (189,124) 436.5
Power Corp. of Canada ..... (2,753) (74,815) 172.7
Quebecor, Inc., Class B ..... (7,965) (176,958) 408.5
TELUS Corp. ............ (11,200) (257,839) 595.2
(1,689,157)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (19,106) 44.1
Chow Tai Fook Jewellery Group
Ltd. ................ (11,800) (23,337) 53.9
NXP Semiconductors NV .... (392) (72,081) 166.4
(114,524)
Denmark
GN Store Nord A/S ........ (1,468) (51,122) 118.0
Orsted A/S .............. (692) (80,560) 186.0
Vestas Wind Systems A/S ... (1,690) (44,420) 102.5
(176,102)
France
Accor SA ............... (2,747) (71,282) 164.5
Air Liquide SA ........... (728) (100,087) 231.0
Airbus SE .............. (1,863) (200,872) 463.7
Alstom SA .............. (7,001) (166,384) 384.1
AXA SA ................ (2,345) (54,035) 124.7
Bollore SE .............. (12,244) (61,818) 142.7
Bouygues SA ............ (3,338) (100,907) 232.9
Carrefour SA ............ (2,125) (36,214) 83.6
Cie Generale des Etablissements
Michelin SCA .......... (1,950) (54,570) 126.0
Danone SA ............. (1,768) (97,486) 225.0
EssilorLuxottica SA ........ (143) (22,420) 51.8
Getlink SE .............. (31,875) (637,957) 1,472.6
L'Oreal SA .............. (313) (118,332) 273.1
LVMH Moet Hennessy Louis
Vuitton SE ............ (34) (23,608) 54.5
Remy Cointreau SA ........ (1,445) (285,470) 658.9
Renault SA ............. (5,004) (147,940) 341.5
Safran SA .............. (1,251) (137,504) 317.4

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
France (continued)
Sartorius Stedim Biotech .... (255) $ (102,010) 235.5%
Ubisoft Entertainment SA .... (2,054) (87,448) 201.9
Vinci SA ............... (190) (18,213) 42.0
Worldline SA ............ (3,162) (139,565) 322.2
(2,664,122)
Germany
Aroundtown SA ........... (5,871) (18,828) 43.5
Daimler Truck Holding AG ... (5,030) (137,445) 317.3
Fresenius Medical Care AG &
Co. KGaA ............ (3,008) (111,517) 257.4
KION Group AG .......... (987) (45,020) 103.9
Puma SE ............... (942) (63,607) 146.8
Uniper SE .............. (1,137) (7,597) 17.5
United Internet AG (Registered),
Class G .............. (625) (16,463) 38.0
Zalando SE ............. (1,582) (44,538) 102.8
(445,015)
Hong Kong
AIA Group Ltd. ........... (11,000) (110,513) 255.1
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (136,400) 314.8
MTR Corp. Ltd. ........... (119,839) (634,608) 1,464.9
Techtronic Industries Co. Ltd. . (3,500) (38,838) 89.7
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (240,365) 554.8
(1,160,724)
Ireland
AerCap Holdings NV ....... (1,006) (45,129) 104.2
Kingspan Group plc ........ (629) (40,714) 94.0
(85,843)
Israel
Wix.com Ltd. ............ (682) (40,463) 93.4
Italy
Atlantia SpA ............. (2,620) (60,550) 139.8
DiaSorin SpA ............ (182) (25,306) 58.4
Infrastrutture Wireless Italiane
SpA ................ (8,806) (92,537) 213.6
Nexi SpA ............... (6,348) (57,653) 133.1
(236,046)
Japan
Aisin Corp. .............. (700) (20,789) 48.0
Asahi Intecc Co. Ltd. ....... (1,200) (22,200) 51.2
Canon, Inc. ............. (2,600) (61,510) 142.0
Capcom Co. Ltd. .......... (1,000) (27,798) 64.2
Chubu Electric Power Co., Inc. (5,200) (55,471) 128.0
Concordia Financial Group Ltd. (6,400) (21,773) 50.3
CyberAgent, Inc. .......... (600) (5,987) 13.8
GMO Payment Gateway, Inc. . (200) (16,621) 38.4
Hitachi Metals Ltd. ........ (4,100) (63,045) 145.5
Iida Group Holdings Co. Ltd. .. (3,300) (54,029) 124.7
Itochu Techno-Solutions Corp. . (2,500) (66,999) 154.7
Japan Post Bank Co. Ltd. .... (16,800) (134,394) 310.2
Japan Post Holdings Co. Ltd. . (10,900) (78,478) 181.1
JFE Holdings, Inc. ......... (5,600) (63,139) 145.7
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (44,610) 103.0
Keio Corp. .............. (400) (15,316) 35.4
Kintetsu Group Holdings Co.
Ltd. ................ (3,700) (122,274) 282.2
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (46,634) 107.6
Shares Value
% of Basket
Value
Japan (continued)
Kobe Bussan Co. Ltd. ...... (100) $ (2,851) 6.6%
Koito Manufacturing Co. Ltd. .. (1,000) (32,872) 75.9
Konami Group Corp. ....... (500) (29,553) 68.2
Kose Corp. ............. (500) (44,631) 103.0
Kubota Corp. ............ (2,500) (41,508) 95.8
M3, Inc. ................ (900) (31,356) 72.4
Mitsui & Co. Ltd. .......... (10,700) (236,066) 544.9
Mitsui OSK Lines Ltd. ...... (2,700) (74,036) 170.9
Nexon Co. Ltd. ........... (200) (4,540) 10.5
Nidec Corp. ............. (300) (20,848) 48.1
Nippon Paint Holdings Co. Ltd. (21,500) (164,350) 379.4
Nippon Sanso Holdings Corp. . (1,000) (16,863) 38.9
Nippon Yusen KK ......... (500) (39,276) 90.7
Nissan Motor Co. Ltd. ...... (9,100) (34,606) 79.9
NTT Data Corp. .......... (3,100) (46,919) 108.3
Odakyu Electric Railway Co. Ltd. (1,800) (25,816) 59.6
Omron Corp. ............ (400) (22,371) 51.6
Open House Group Co. Ltd. .. (1,700) (74,163) 171.2
Otsuka Corp. ............ (1,000) (31,186) 72.0
Otsuka Holdings Co. Ltd. .... (1,000) (35,723) 82.5
Pan Pacific International
Holdings Corp. ......... (9,600) (149,477) 345.0
Rakuten Group, Inc. ....... (7,000) (34,703) 80.1
Renesas Electronics Corp. ... (10,300) (98,106) 226.5
SBI Holdings, Inc. ......... (4,200) (85,207) 196.7
SG Holdings Co. Ltd. ....... (2,300) (43,894) 101.3
Sharp Corp. ............. (6,300) (50,709) 117.0
Shimano, Inc. ............ (100) (16,705) 38.6
SoftBank Group Corp. ...... (500) (21,003) 48.5
SUMCO Corp. ........... (3,200) (44,777) 103.4
Sumitomo Electric Industries
Ltd. ................ (5,600) (62,433) 144.1
Sumitomo Metal Mining Co. Ltd. (600) (18,866) 43.5
T&D Holdings, Inc. ........ (3,500) (39,613) 91.4
Tobu Railway Co. Ltd. ...... (900) (21,370) 49.3
Toho Co. Ltd. ............ (1,700) (67,508) 155.8
Tokyo Electric Power Co.
Holdings, Inc. .......... (10,700) (42,108) 97.2
Toyota Motor Corp. ........ (7,400) (120,110) 277.2
Unicharm Corp. .......... (3,100) (112,289) 259.2
Z Holdings Corp. .......... (16,300) (57,608) 133.0
(3,017,087)
Jordan
Hikma Pharmaceuticals plc ... (3,441) (72,732) 167.9
Luxembourg
Eurofins Scientific SE ...... (2,980) (232,316) 536.3
Macau
Galaxy Entertainment Group
Ltd. ................ (53,000) (315,301) 727.8
Netherlands
ABN AMRO Bank NV, CVA ... (2,066) (21,069) 48.6
Akzo Nobel NV ........... (633) (42,602) 98.3
Argenx SE .............. (149) (54,430) 125.7
Euronext NV ............ (276) (22,488) 51.9
IMCD NV ............... (243) (38,916) 89.8
JDE Peet's NV ........... (1,329) (38,544) 89.0
(218,049)
New Zealand
Xero Ltd. ............... (1,735) (114,300) 263.8

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Norway
Aker BP ASA ............ (734) $ (25,504) 58.8%
Singapore
Venture Corp. Ltd. ......... (1,600) (20,384) 47.1
Spain
CaixaBank SA ........... (6,657) (19,989) 46.2
EDP Renovaveis SA ....... (2,474) (64,347) 148.5
Ferrovial SA ............. (3,001) (80,361) 185.5
Naturgy Energy Group SA ... (1,414) (41,476) 95.7
(206,173)
Sweden
Atlas Copco AB, Class A .... (2,220) (25,950) 59.9
Electrolux AB ............ (5,736) (82,735) 191.0
Embracer Group AB ....... (3,282) (25,011) 57.7
Fastighets AB Balder, Class B . (3,366) (21,502) 49.6
H & M Hennes & Mauritz AB,
Class B .............. (133) (1,702) 3.9
Hexagon AB, Class B ...... (3,628) (42,718) 98.6
Holmen AB, Class B ....... (2,375) (97,593) 225.3
Investment AB Latour, Class B (3,046) (75,789) 174.9
Lifco AB, Class B ......... (1,535) (29,880) 69.0
Nibe Industrier AB, Class B ... (3,798) (38,262) 88.3
Skandinaviska Enskilda Banken
AB, Class A ........... (4,183) (45,316) 104.6
Swedish Orphan Biovitrum AB . (2,382) (52,311) 120.8
(538,769)
Switzerland
Alcon, Inc. .............. (916) (72,093) 166.4
Bachem Holding AG
(Registered), Class B .... (1,045) (70,468) 162.7
EMS-Chemie Holding AG
(Registered) ........... (27) (21,440) 49.5
Lonza Group AG (Registered) . (26) (15,802) 36.5
Partners Group Holding AG .. (20) (21,835) 50.4
Schindler Holding AG ...... (436) (85,220) 196.7
Swiss Prime Site AG
(Registered) ........... (250) (22,766) 52.5
TE Connectivity Ltd. ....... (495) (66,196) 152.8
Temenos AG (Registered) ... (438) (34,765) 80.2
(410,585)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
United Kingdom
Admiral Group plc ......... (2,640) (61,701) 142.4
Hargreaves Lansdown plc ... (11,361) (117,618) 271.5
Johnson Matthey plc ....... (898) (23,478) 54.2
Linde plc ............... (150) (45,300) 104.6
Melrose Industries plc ...... (23,862) (46,971) 108.4
Ocado Group plc ......... (2,248) (23,110) 53.3
Schroders plc ............ (3,550) (128,765) 297.2
Severn Trent plc .......... (2,642) (94,985) 219.3
Standard Chartered plc ..... (5,031) (34,677) 80.0
United Utilities Group plc .... (7,102) (94,361) 217.8
Vodafone Group plc ........ (15,914) (23,452) 54.1
(694,418)
United States
AbbVie, Inc. ............. (390) (55,969) 129.2
Albemarle Corp. .......... (143) (34,936) 80.6
Amphenol Corp., Class A .... (2,932) (226,145) 522.0
Analog Devices, Inc. ....... (757) (130,174) 300.5
Apollo Global Management, Inc. (561) (32,033) 73.9
Shares Value
% of Basket
Value
United States (continued)
Aramark ............... (648) $ (21,643) 50.0%
Avantor, Inc. ............. (1,025) (29,746) 68.7
Becton Dickinson and Co. ... (147) (35,914) 82.9
Bentley Systems, Inc., Class B (3,047) (120,661) 278.5
BioMarin Pharmaceutical, Inc. . (211) (18,157) 41.9
Bristol-Myers Squibb Co. .... (770) (56,811) 131.1
Brookfield Renewable Corp. .. (1,390) (54,382) 125.5
Brown & Brown, Inc. ....... (2,287) (148,884) 343.7
Burlington Stores, Inc. ...... (341) (48,125) 111.1
Cable One, Inc. .......... (15) (20,650) 47.7
Caesars Entertainment, Inc. .. (1,040) (47,518) 109.7
Campbell Soup Co. ........ (566) (27,932) 64.5
CarMax, Inc. ............ (666) (66,294) 153.0
Carnival Corp. ........... (2,001) (18,129) 41.8
Ceridian HCM Holding, Inc. .. (1,124) (61,561) 142.1
CF Industries Holdings, Inc. .. (292) (27,883) 64.4
Charles Schwab Corp. (The) .. (808) (55,792) 128.8
Charter Communications, Inc.,
Class A .............. (56) (24,198) 55.9
Cincinnati Financial Corp. .... (1,197) (116,516) 269.0
Clarivate plc ............. (1,452) (21,039) 48.6
Clorox Co. (The) .......... (218) (30,921) 71.4
Coinbase Global, Inc., Class A (308) (19,392) 44.8
Cooper Cos., Inc. (The) ..... (248) (81,096) 187.2
Corning, Inc. ............ (713) (26,210) 60.5
Costco Wholesale Corp. ..... (145) (78,489) 181.2
Coupa Software, Inc. ....... (253) (16,551) 38.2
DaVita, Inc. ............. (408) (34,337) 79.3
Dell Technologies, Inc., Class C (1,021) (46,006) 106.2
DENTSPLY SIRONA, Inc. ... (1,619) (58,543) 135.1
EPAM Systems, Inc. ....... (77) (26,892) 62.1
Erie Indemnity Co., Class A .. (768) (156,180) 360.5
F5, Inc. ................ (1,021) (170,875) 394.4
Ford Motor Co. ........... (2,935) (43,115) 99.5
Freeport-McMoRan, Inc. .... (2,472) (77,992) 180.0
General Mills, Inc. ......... (1,377) (102,986) 237.7
Global Payments, Inc. ...... (125) (15,290) 35.3
Globe Life, Inc. ........... (220) (22,161) 51.2
Hasbro, Inc. ............. (482) (37,943) 87.6
Henry Schein, Inc. ......... (333) (26,250) 60.6
IAC/InterActiveCorp ........ (2,802) (191,937) 443.0
Ingersoll Rand, Inc. ........ (637) (31,723) 73.2
Intercontinental Exchange, Inc. (247) (25,192) 58.2
International Business Machines
Corp. ............... (166) (21,711) 50.1
Intuitive Surgical, Inc. ...... (104) (23,938) 55.3
IQVIA Holdings, Inc. ....... (108) (25,949) 59.9
J M Smucker Co. (The) ..... (923) (122,131) 281.9
Jack Henry & Associates, Inc. . (135) (28,049) 64.7
Johnson & Johnson ........ (126) (21,990) 50.8
Liberty Broadband Corp., Class
C .................. (529) (57,624) 133.0
Liberty Media Corp-Liberty
Formula One, Class C .... (1,800) (121,986) 281.6
Live Nation Entertainment, Inc. (753) (70,774) 163.4
Marriott International, Inc., Class
A .................. (315) (50,028) 115.5
Marsh & McLennan Cos., Inc. . (184) (30,169) 69.6
McKesson Corp. .......... (137) (46,796) 108.0
Medtronic plc ............ (298) (27,571) 63.6
Mondelez International, Inc.,
Class A .............. (54) (3,458) 8.0
Motorola Solutions, Inc. ..... (145) (34,596) 79.9
Newell Brands, Inc. ........ (2,498) (50,485) 116.5
Newmont Corp. .......... (769) (34,820) 80.4

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
NIKE, Inc., Class B ........ (397) $ (45,623) 105.3%
NRG Energy, Inc. ......... (2,015) (76,066) 175.6
Okta, Inc. ............... (416) (40,955) 94.5
O'Reilly Automotive, Inc. .... (126) (88,652) 204.6
PayPal Holdings, Inc. ...... (1,002) (86,703) 200.1
Peloton Interactive, Inc., Class A (5,007) (47,516) 109.7
Principal Financial Group, Inc. . (389) (26,040) 60.1
Prudential Financial, Inc. .... (819) (81,892) 189.0
PTC, Inc. ............... (231) (28,501) 65.8
Qorvo, Inc. .............. (225) (23,416) 54.1
Quest Diagnostics, Inc. ..... (444) (60,637) 140.0
ResMed, Inc. ............ (214) (51,471) 118.8
Rivian Automotive, Inc., Class A (1,376) (47,197) 108.9
Rockwell Automation, Inc. .... (111) (28,336) 65.4
Rollins, Inc. ............. (1,520) (58,626) 135.3
Ross Stores, Inc. ......... (219) (17,796) 41.1
Royal Caribbean Cruises Ltd. . (847) (32,787) 75.7
S&P Global, Inc. .......... (145) (54,655) 126.2
SEI Investments Co. ....... (996) (55,139) 127.3
Sensata Technologies Holding
plc ................. (804) (35,754) 82.5
Sherwin-Williams Co. (The) .. (586) (141,777) 327.3
Snap-on, Inc. ............ (107) (23,973) 55.3
SS&C Technologies Holdings,
Inc. ................. (1,512) (89,465) 206.5
Stanley Black & Decker, Inc. .. (493) (47,984) 110.8
Swiss Re AG ............ (443) (33,241) 76.7
Sysco Corp. ............. (652) (55,355) 127.8
T Rowe Price Group, Inc. .... (824) (101,739) 234.8
Take-Two Interactive Software,
Inc. ................. (49) (6,504) 15.0
Teladoc Health, Inc. ........ (1,526) (56,233) 129.8
Teledyne Technologies, Inc. .. (64) (25,050) 57.8
Teradyne, Inc. ........... (568) (57,306) 132.3
Trade Desk, Inc. (The), Class A (1,501) (67,545) 155.9
Tradeweb Markets, Inc., Class A (267) (18,829) 43.5
Twilio, Inc., Class A ........ (243) (20,606) 47.6
Tyler Technologies, Inc. ..... (61) (24,339) 56.2
Union Pacific Corp. ........ (9) (2,046) 4.7
US Bancorp ............. (1,454) (68,629) 158.4
Verizon Communications, Inc. . (634) (29,284) 67.6
VF Corp. ............... (1,106) (49,416) 114.1
Vistra Corp. ............. (892) (23,058) 53.2
Walmart, Inc. ............ (1,408) (185,926) 429.2
Wayfair, Inc., Class A ....... (214) (11,537) 26.6
Wells Fargo & Co. ......... (1,169) (51,284) 118.4
Willis Towers Watson plc .... (139) (28,765) 66.4
Wynn Resorts Ltd. ........ (337) (21,393) 49.4
Zillow Group, Inc., Class C ... (725) (25,288) 58.4
(5,847,582)
Total Reference Entity — Short ............ (18,499,304)
Net Value of Reference Entity — Citibank NA .. $ (43,322)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of period end, termination dates February 27, 2023 - March 01, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 2,874 $ 71,701 1,802.1%
Aurizon Holdings Ltd. ...... 6,809 19,272 484.3
Shares Value
% of Basket
Value
Australia (continued)
Australia & New Zealand Banking
Group Ltd. ............ 2,909 $ 44,591 1,120.7%
BlueScope Steel Ltd. ....... 1,674 19,663 494.2
Cochlear Ltd. ............ 450 67,827 1,704.7
Coles Group Ltd. ......... 11,146 146,797 3,689.5
QBE Insurance Group Ltd. ... 3,530 28,543 717.4
REA Group Ltd. .......... 488 43,054 1,082.1
South32 Ltd. ............ 7,867 21,442 538.9
462,890
Austria
OMV AG ............... 295 12,564 315.8
voestalpine AG ........... 616 13,870 348.6
26,434
Belgium
Groupe Bruxelles Lambert SA . 3,164 280,062 7,038.8
Umicore SA ............. 653 23,653 594.5
303,715
Brazil
Wheaton Precious Metals Corp. 3,931 134,886 3,390.1
Canada
AltaGas Ltd. ............. 5,649 125,857 3,163.2
Bank of Nova Scotia (The) ... 2,299 140,053 3,520.0
Canadian Apartment Properties
REIT ................ 536 20,305 510.3
Canadian Imperial Bank of
Commerce ........... 5,860 296,444 7,450.6
Canadian National Railway Co. 646 81,840 2,056.9
Canadian Tire Corp. Ltd., Class
A .................. 798 102,518 2,576.6
Constellation Software, Inc. .. 90 153,100 3,847.9
Dollarama, Inc. ........... 577 34,970 878.9
Empire Co. Ltd., Class A .... 2,094 63,545 1,597.1
Franco-Nevada Corp. ...... 830 106,279 2,671.1
George Weston Ltd. ....... 256 30,555 767.9
Gildan Activewear, Inc. ...... 571 16,735 420.6
Hydro One Ltd. ........... 19,467 543,474 13,659.2
Intact Financial Corp. ....... 720 107,166 2,693.4
Kinross Gold Corp. ........ 5,618 19,260 484.1
Loblaw Cos. Ltd. .......... 757 68,911 1,731.9
Magna International, Inc. .... 2,079 132,755 3,336.6
National Bank of Canada .... 2,922 205,023 5,152.9
Onex Corp. ............. 569 30,411 764.3
Open Text Corp. .......... 1,430 58,493 1,470.1
Parkland Corp. ........... 921 25,842 649.5
Royal Bank of Canada ...... 2,359 230,014 5,781.0
Shaw Communications, Inc.,
Class B .............. 4,004 108,312 2,722.2
Teck Resources Ltd., Class B . 3,458 101,670 2,555.3
TFI International, Inc. ....... 1,757 175,487 4,410.5
TMX Group Ltd. .......... 626 64,230 1,614.3
West Fraser Timber Co. Ltd. .. 334 31,270 785.9
3,074,519
China
SITC International Holdings Co.
Ltd. ................ 7,000 23,835 599.0
Denmark
AP Moller - Maersk A/S, Class B 10 27,303 686.2
Coloplast A/S, Class B ...... 728 85,204 2,141.5
DSV A/S ............... 336 56,616 1,422.9
Genmab A/S ............ 70 24,908 626.0
Novo Nordisk A/S, Class B ... 1,893 220,485 5,541.5

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Denmark (continued)
Pandora A/S ............ 451 $ 33,506 842.1%
448,022
Finland
Elisa OYJ .............. 496 27,431 689.4
Kesko OYJ, Class B ....... 699 17,289 434.5
Neste OYJ .............. 1,315 67,619 1,699.5
Nokia OYJ .............. 6,351 33,080 831.4
Stora Enso OYJ, Class R .... 2,614 40,427 1,016.1
185,846
France
Amundi SA ............. 260 14,117 354.8
Arkema SA ............. 345 32,684 821.4
BioMerieux ............. 1,077 116,572 2,929.8
BNP Paribas SA .......... 1,487 70,257 1,765.8
Bureau Veritas SA ......... 1,618 44,625 1,121.6
Cie de Saint-Gobain ....... 864 40,288 1,012.6
Dassault Aviation SA ....... 265 37,901 952.6
Dassault Systemes SE ..... 3,007 128,975 3,241.6
Edenred ............... 1,015 52,100 1,309.4
Eiffage SA .............. 465 43,635 1,096.7
Engie SA ............... 13,075 161,768 4,065.7
Eurazeo SE ............. 291 20,785 522.4
Hermes International ....... 95 130,335 3,275.7
Kering SA .............. 108 61,829 1,554.0
La Francaise des Jeux SAEM . 2,238 79,937 2,009.1
Orange SA .............. 6,147 62,813 1,578.7
Pernod Ricard SA ......... 399 78,381 1,970.0
Publicis Groupe SA ........ 6,226 331,319 8,327.1
Sanofi ................. 561 55,749 1,401.1
SEB SA ................ 290 24,415 613.6
Teleperformance .......... 853 285,244 7,169.1
Vivendi SE .............. 23,055 218,869 5,500.9
Wendel SE ............. 200 18,408 462.6
2,111,006
Germany
Bayer AG (Registered) ...... 2,583 150,667 3,786.7
Brenntag SE ............ 1,552 109,020 2,740.0
Covestro AG ............ 3,063 103,301 2,596.3
Deutsche Bank AG (Registered) 2,214 19,366 486.7
Deutsche Boerse AG ....... 368 64,240 1,614.6
Deutsche Post AG (Registered) 9,814 391,970 9,851.4
GEA Group AG ........... 4,160 155,283 3,902.7
HeidelbergCement AG ...... 613 31,224 784.8
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 373 84,561 2,125.3
Symrise AG ............. 205 23,921 601.2
1,133,553
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 520,360 13,078.3
CLP Holdings Ltd. ......... 3,500 29,679 745.9
Hongkong Land Holdings Ltd. . 5,300 27,550 692.4
New World Development Co.
Ltd. ................ 28,000 93,629 2,353.2
Power Assets Holdings Ltd. .. 8,500 55,656 1,398.8
Prudential plc ............ 2,473 30,503 766.6
Sun Hung Kai Properties Ltd. . 9,000 107,434 2,700.2
864,811
Ireland
Smurfit Kappa Group plc .... 806 29,215 734.3
Shares Value
% of Basket
Value
Israel
Bank Hapoalim BM ........ 8,059 $ 75,110 1,887.7%
Bank Leumi Le-Israel BM .... 9,000 87,512 2,199.5
Israel Discount Bank Ltd., Class
A .................. 4,164 23,676 595.1
Nice Ltd. ............... 106 22,631 568.8
208,929
Italy
Coca-Cola HBC AG ........ 4,745 116,782 2,935.1
Eni SpA ................ 7,895 94,903 2,385.2
Moncler SpA ............ 3,131 156,954 3,944.7
368,639
Japan
Advantest Corp. .......... 200 11,895 299.0
Asahi Kasei Corp. ......... 22,300 178,900 4,496.3
Astellas Pharma, Inc. ....... 400 6,265 157.4
Chugai Pharmaceutical Co. Ltd. 9,600 269,691 6,778.2
Dai Nippon Printing Co. Ltd. .. 2,200 48,548 1,220.2
Dentsu Group, Inc. ........ 4,200 146,713 3,687.3
Eisai Co. Ltd. ............ 500 22,897 575.5
ENEOS Holdings, Inc. ...... 41,000 158,605 3,986.2
Fuji Electric Co. Ltd. ....... 3,300 149,048 3,746.0
Hankyu Hanshin Holdings, Inc. 1,000 29,007 729.0
Honda Motor Co. Ltd. ...... 5,200 133,261 3,349.3
Ibiden Co. Ltd. ........... 1,500 44,267 1,112.6
Idemitsu Kosan Co. Ltd. ..... 5,700 148,227 3,725.4
Isuzu Motors Ltd. ......... 3,800 41,681 1,047.6
Ito En Ltd. .............. 800 37,697 947.4
Japan Tobacco, Inc. ....... 7,500 134,667 3,384.6
JSR Corp. .............. 3,600 99,713 2,506.1
Kajima Corp. ............ 14,900 170,094 4,275.0
Kao Corp. .............. 1,300 56,543 1,421.1
KDDI Corp. ............. 2,700 86,568 2,175.7
Kirin Holdings Co. Ltd. ...... 2,500 41,121 1,033.5
Komatsu Ltd. ............ 1,700 39,301 987.8
Kyocera Corp. ........... 600 33,353 838.3
Lixil Corp. .............. 2,300 47,599 1,196.3
Marubeni Corp. ........... 6,500 60,465 1,519.7
Mazda Motor Corp. ........ 10,700 90,196 2,266.9
Mitsubishi Electric Corp. ..... 44,000 464,386 11,671.5
Mitsubishi Estate Co. Ltd. .... 5,300 78,714 1,978.3
Mitsui Chemicals, Inc. ...... 6,400 134,811 3,388.2
NGK Insulators Ltd. ........ 16,500 241,333 6,065.5
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,100 65,731 1,652.0
Nippon Steel Corp. ........ 2,500 37,201 935.0
Nippon Telegraph & Telephone
Corp. ............... 13,900 397,058 9,979.3
Nissan Chemical Corp. ..... 1,100 56,246 1,413.7
Nisshin Seifun Group, Inc. ... 1,900 23,388 587.8
Nitto Denko Corp. ......... 3,600 231,823 5,826.4
Nomura Real Estate Holdings,
Inc. ................. 2,700 65,500 1,646.2
ORIX Corp. ............. 3,500 62,376 1,567.7
Osaka Gas Co. Ltd. ........ 14,100 253,491 6,371.0
Panasonic Holdings Corp. ... 4,700 38,804 975.3
Recruit Holdings Co. Ltd. .... 800 29,898 751.4
Ricoh Co. Ltd. ........... 5,900 47,454 1,192.7
Secom Co. Ltd. ........... 300 20,037 503.6
Sekisui Chemical Co. Ltd. .... 20,700 291,238 7,319.7
Sekisui House Ltd. ........ 6,200 109,811 2,759.9
Shin-Etsu Chemical Co. Ltd. .. 300 38,428 965.8
Sompo Holdings, Inc. ...... 3,900 174,062 4,374.7
Sony Group Corp. ......... 800 67,862 1,705.6

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Subaru Corp. ............ 2,400 $ 41,762 1,049.6%
Sumitomo Chemical Co. Ltd. .. 5,400 21,222 533.4
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 42,704 1,073.3
Sysmex Corp. ........... 300 21,004 527.9
Terumo Corp. ............ 800 27,315 686.5
Tokio Marine Holdings, Inc. ... 1,000 58,540 1,471.3
Tokyo Gas Co. Ltd. ........ 7,400 145,343 3,652.9
TOPPAN, Inc. ............ 2,900 49,345 1,240.2
Toray Industries, Inc. ....... 6,300 34,507 867.3
TOTO Ltd. .............. 800 27,250 684.9
Toyota Tsusho Corp. ....... 1,000 34,129 857.8
Trend Micro, Inc. .......... 500 29,057 730.3
USS Co. Ltd. ............ 2,800 54,943 1,380.9
Yamaha Motor Co. Ltd. ..... 1,100 21,249 534.1
ZOZO, Inc. .............. 1,100 23,762 597.2
5,848,106
Netherlands
ASML Holding NV ......... 53 30,462 765.6
EXOR NV .............. 1,224 86,087 2,163.6
Koninklijke DSM NV ....... 171 27,385 688.3
Koninklijke KPN NV ........ 32,368 106,782 2,683.8
NN Group NV ............ 2,598 121,905 3,063.8
Randstad NV ............ 210 10,614 266.8
Wolters Kluwer NV ........ 1,069 116,096 2,917.8
499,331
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,104 81,627 2,051.5
Spark New Zealand Ltd. ..... 13,727 44,140 1,109.4
125,767
Norway
DNB Bank ASA ........... 3,922 77,364 1,944.4
Equinor ASA ............ 680 26,183 658.0
Mowi ASA .............. 989 22,821 573.6
126,368
Portugal
EDP - Energias de Portugal SA 5,425 27,444 689.8
Singapore
Singapore Airlines Ltd. ...... 5,800 22,946 576.7
Singapore Telecommunications
Ltd. ................ 30,800 58,245 1,463.9
STMicroelectronics NV ..... 2,301 87,078 2,188.5
168,269
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 9,386 42,534 1,069.0
Banco Santander SA ....... 16,594 41,516 1,043.4
Iberdrola SA ............. 62,414 341,818 8,591.0
Industria de Diseno Textil SA .. 227 5,513 138.6
431,381
Sweden
Alfa Laval AB ............ 704 21,051 529.1
Assa Abloy AB, Class B ..... 804 18,995 477.4
Boliden AB .............. 159 5,314 133.5
Husqvarna AB, Class B ..... 7,029 56,019 1,407.9
Sandvik AB ............. 1,212 22,333 561.3
Tele2 AB, Class B ......... 2,213 25,281 635.4
Telia Co. AB ............. 39,537 146,063 3,671.0
295,056
Shares Value
% of Basket
Value
Switzerland
Baloise Holding AG (Registered) 1,116 $ 177,811 4,469.0%
Geberit AG (Registered) ..... 103 54,248 1,363.4
Givaudan SA (Registered) ... 32 111,858 2,811.3
Holcim AG .............. 1,026 48,108 1,209.1
Julius Baer Group Ltd. ...... 395 20,425 513.4
Novartis AG (Registered) .... 3,347 287,607 7,228.5
SGS SA (Registered) ....... 15 36,607 920.0
Straumann Holding AG
(Registered) ........... 1,160 156,891 3,943.2
893,555
United Kingdom
abrdn plc ............... 23,593 47,833 1,202.2
Aviva plc ............... 3,598 17,425 437.9
BAE Systems plc ......... 14,804 139,139 3,497.0
Berkeley Group Holdings plc .. 2,478 128,419 3,227.6
British American Tobacco plc . 4,373 171,350 4,306.6
Bunzl plc ............... 1,304 48,940 1,230.0
Coca-Cola Europacific Partners
plc ................. 431 23,326 586.2
Compass Group plc ........ 2,529 59,271 1,489.7
Croda International plc ...... 456 41,701 1,048.1
DCC plc ............... 2,526 164,921 4,145.0
Diageo plc .............. 977 46,282 1,163.2
Entain plc .............. 5,122 75,371 1,894.3
Haleon plc .............. 3,724 13,233 332.6
Imperial Brands plc ........ 1,448 31,793 799.0
Intertek Group plc ......... 2,305 123,191 3,096.2
JD Sports Fashion plc ...... 16,787 26,664 670.1
Legal & General Group plc ... 19,433 62,060 1,559.8
M&G plc ............... 13,242 34,518 867.5
Sage Group plc (The) ...... 10,139 87,379 2,196.1
Smiths Group plc ......... 2,412 45,520 1,144.1
Taylor Wimpey plc ......... 66,427 103,392 2,598.6
Whitbread plc ............ 4,077 129,770 3,261.5
1,621,498
United States
3M Co. ................ 684 97,976 2,462.4
A O Smith Corp. .......... 1,800 113,886 2,862.3
ABIOMED, Inc. ........... 275 80,578 2,025.2
Accenture plc, Class A ...... 423 129,548 3,255.9
Adobe, Inc. ............. 159 65,209 1,638.9
Advanced Micro Devices, Inc. . 1,324 125,078 3,143.6
Agilent Technologies, Inc. .... 1,502 201,418 5,062.3
Airbnb, Inc., Class A ....... 1,778 197,322 4,959.3
Akamai Technologies, Inc. ... 250 24,055 604.6
Ally Financial, Inc. ......... 1,091 36,079 906.8
Alphabet, Inc., Class A ...... 2,208 256,835 6,455.1
American Electric Power Co.,
Inc. ................. 254 25,034 629.2
American Express Co. ...... 709 109,200 2,744.5
American Financial Group, Inc. 495 66,172 1,663.1
American International Group,
Inc. ................. 2,212 114,515 2,878.1
Ameriprise Financial, Inc. .... 252 68,020 1,709.6
AmerisourceBergen Corp. ... 586 85,515 2,149.3
ANSYS, Inc. ............. 358 99,878 2,510.3
Apple, Inc. .............. 562 91,331 2,295.4
Applied Materials, Inc. ...... 2,205 233,686 5,873.3
Arch Capital Group Ltd. ..... 1,662 73,793 1,854.6
Archer-Daniels-Midland Co. .. 975 80,701 2,028.3
Arista Networks, Inc. ....... 3,301 384,996 9,676.2
Assurant, Inc. ............ 872 153,280 3,852.4
Autodesk, Inc. ........... 1,062 229,732 5,773.9

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Automatic Data Processing, Inc. 505 $ 121,766 3,060.4%
AutoZone, Inc. ........... 23 49,160 1,235.5
Avery Dennison Corp. ...... 1,931 367,778 9,243.4
Bath & Body Works, Inc. .... 841 29,889 751.2
Biogen, Inc. ............. 192 41,292 1,037.8
Booking Holdings, Inc. ...... 16 30,971 778.4
Booz Allen Hamilton Holding
Corp. ............... 513 49,238 1,237.5
Brown-Forman Corp., Class B . 694 51,509 1,294.6
Bunge Ltd. .............. 1,173 108,303 2,722.0
Cadence Design Systems, Inc. 2,287 425,565 10,695.8
Capital One Financial Corp. .. 385 42,285 1,062.7
CBRE Group, Inc., Class A ... 1,506 128,944 3,240.8
CDW Corp. ............. 226 41,026 1,031.1
Celanese Corp. .......... 914 107,404 2,699.4
CenterPoint Energy, Inc. .... 780 24,718 621.2
Chipotle Mexican Grill, Inc. ... 38 59,440 1,493.9
CMS Energy Corp. ........ 1,770 121,652 3,057.5
Cognizant Technology Solutions
Corp., Class A ......... 176 11,961 300.6
ConocoPhillips ........... 270 26,306 661.2
Consolidated Edison, Inc. .... 1,180 117,139 2,944.1
Copart, Inc. ............. 2,807 359,577 9,037.3
CSX Corp. .............. 2,635 85,190 2,141.1
Cummins, Inc. ........... 846 187,228 4,705.6
Delta Air Lines, Inc. ........ 1,162 36,952 928.7
Devon Energy Corp. ....... 642 40,350 1,014.1
Dexcom, Inc. ............ 1,527 125,336 3,150.1
Diamondback Energy, Inc. ... 173 22,147 556.6
Dominion Energy, Inc. ...... 403 33,038 830.3
Dover Corp. ............. 295 39,436 991.1
Dow, Inc. ............... 802 42,674 1,072.5
Dropbox, Inc., Class A ...... 8,358 190,061 4,776.8
DTE Energy Co. .......... 1,256 163,657 4,113.2
eBay, Inc. .............. 2,122 103,193 2,593.6
Edison International ........ 332 22,500 565.5
Edwards Lifesciences Corp. .. 2,822 283,724 7,130.9
Elevance Health, Inc. ....... 167 79,676 2,002.5
Eli Lilly & Co. ............ 68 22,419 563.5
Entergy Corp. ............ 289 33,273 836.2
Equitable Holdings, Inc. ..... 3,128 88,929 2,235.1
Estee Lauder Cos., Inc. (The),
Class A .............. 217 59,263 1,489.5
Everest Re Group Ltd. ...... 109 28,487 716.0
Evergy, Inc. ............. 886 60,478 1,520.0
Eversource Energy ........ 1,209 106,658 2,680.7
Expedia Group, Inc. ........ 628 66,599 1,673.9
Expeditors International of
Washington, Inc. ........ 408 43,350 1,089.5
FactSet Research Systems, Inc. 121 51,991 1,306.7
Fair Isaac Corp. .......... 48 22,177 557.4
Fastenal Co. ............ 916 47,046 1,182.4
First Republic Bank ........ 124 20,176 507.1
FirstEnergy Corp. ......... 647 26,592 668.3
Fortinet, Inc. ............. 2,410 143,756 3,613.1
Fortune Brands Home & Security,
Inc. ................. 713 49,682 1,248.7
General Motors Co. ........ 501 18,166 456.6
Genuine Parts Co. ........ 853 130,398 3,277.3
GSK plc ............... 2,979 62,589 1,573.1
Halliburton Co. ........... 1,272 37,270 936.7
Hartford Financial Services
Group, Inc. (The) ....... 63 4,062 102.1
Hologic, Inc. ............. 615 43,899 1,103.3
Illinois Tool Works, Inc. ...... 209 43,422 1,091.3
Shares Value
% of Basket
Value
United States (continued)
Incyte Corp. ............. 497 $ 38,607 970.3%
Interpublic Group of Cos., Inc.
(The) ............... 10,302 307,721 7,734.0
Intuit, Inc. .............. 863 393,675 9,894.3
JB Hunt Transport Services, Inc. 158 28,957 727.8
Johnson Controls International
plc ................. 591 31,861 800.8
JPMorgan Chase & Co. ..... 356 41,068 1,032.2
Juniper Networks, Inc. ...... 1,719 48,184 1,211.0
Keysight Technologies, Inc. ... 1,586 257,884 6,481.4
KLA Corp. .............. 127 48,710 1,224.2
Knight-Swift Transportation
Holdings, Inc. .......... 2,380 130,781 3,286.9
Kroger Co. (The) .......... 1,086 50,434 1,267.6
Lam Research Corp. ....... 393 196,700 4,943.7
Lincoln National Corp. ...... 658 33,782 849.0
LKQ Corp. .............. 314 17,220 432.8
Lowe's Cos., Inc. ......... 447 85,614 2,151.7
Lululemon Athletica, Inc. .... 281 87,253 2,193.0
Masco Corp. ............ 1,580 87,500 2,199.2
Masimo Corp. ............ 557 80,531 2,024.0
Match Group, Inc. ......... 626 45,892 1,153.4
MetLife, Inc. ............. 2,632 166,474 4,184.0
Mettler-Toledo International, Inc. 111 149,820 3,765.4
Microsoft Corp. ........... 285 80,011 2,010.9
Molina Healthcare, Inc. ..... 385 126,172 3,171.1
Monolithic Power Systems, Inc. 216 100,380 2,522.9
Monster Beverage Corp. .... 536 53,396 1,342.0
MSCI, Inc. .............. 66 31,768 798.4
Nestle SA (Registered) ..... 1,910 234,027 5,881.8
NetApp, Inc. ............. 1,059 75,538 1,898.5
News Corp., Class A ....... 1,379 23,636 594.0
Nordson Corp. ........... 863 199,344 5,010.2
Northern Trust Corp. ....... 587 58,571 1,472.1
Nucor Corp. ............. 397 53,913 1,355.0
NVR, Inc. ............... 5 21,965 552.1
Old Dominion Freight Line, Inc. 905 274,677 6,903.5
ONEOK, Inc. ............ 3,364 200,965 5,050.9
Otis Worldwide Corp. ....... 347 27,125 681.7
Owens Corning ........... 989 91,720 2,305.2
Packaging Corp. of America .. 200 28,122 706.8
Palo Alto Networks, Inc. ..... 85 42,423 1,066.2
Parker-Hannifin Corp. ...... 88 25,440 639.4
Paychex, Inc. ............ 785 100,700 2,530.9
Pentair plc .............. 93 4,547 114.3
PepsiCo, Inc. ............ 3,536 618,659 15,548.8
Phillips 66 .............. 6 534 13.4
Pinterest, Inc., Class A ...... 1,904 37,090 932.2
Pioneer Natural Resources Co. 298 70,611 1,774.7
Pool Corp. .............. 148 52,940 1,330.5
Procter & Gamble Co. (The) .. 198 27,504 691.3
Public Service Enterprise Group,
Inc. ................. 2,549 167,393 4,207.1
QUALCOMM, Inc. ......... 1,275 184,951 4,648.4
Regeneron Pharmaceuticals,
Inc. ................. 5 2,908 73.1
Regions Financial Corp. ..... 1,054 22,324 561.1
Robert Half International, Inc. . 469 37,117 932.9
Schlumberger NV ......... 791 29,291 736.2
Seagate Technology Holdings
plc ................. 313 25,034 629.2
Sempra Energy .......... 2,754 456,613 11,476.1
ServiceNow, Inc. .......... 225 100,499 2,525.8
Skyworks Solutions, Inc. .... 859 93,528 2,350.7
Starbucks Corp. .......... 962 81,558 2,049.8

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Steel Dynamics, Inc. ....... 1,149 $ 89,484 2,249.0%
Stellantis NV ............ 6,657 95,596 2,402.6
SVB Financial Group ....... 37 14,931 375.3
Synopsys, Inc. ........... 202 74,235 1,865.8
Targa Resources Corp. ..... 435 30,063 755.6
Texas Instruments, Inc. ..... 677 121,109 3,043.8
Tractor Supply Co. ........ 286 54,763 1,376.4
Trane Technologies plc ..... 446 65,558 1,647.7
Travelers Cos., Inc. (The) .... 135 21,424 538.5
Trimble, Inc. ............. 394 27,355 687.5
Tyson Foods, Inc., Class A ... 687 60,463 1,519.6
Ulta Beauty, Inc. .......... 203 78,949 1,984.2
United Parcel Service, Inc., Class
B .................. 532 103,681 2,605.8
United Rentals, Inc. ........ 724 233,613 5,871.4
Vail Resorts, Inc. .......... 92 21,816 548.3
Veeva Systems, Inc., Class A . 652 145,774 3,663.8
VeriSign, Inc. ............ 1,279 241,936 6,080.6
Vertex Pharmaceuticals, Inc. .. 604 169,368 4,256.7
Waters Corp. ............ 313 113,941 2,863.7
West Pharmaceutical Services,
Inc. ................. 165 56,687 1,424.7
WestRock Co. ........... 1,909 80,865 2,032.4
Workday, Inc., Class A ...... 1,063 164,871 4,143.7
WW Grainger, Inc. ......... 335 182,083 4,576.3
Xcel Energy, Inc. .......... 831 60,813 1,528.4
Yum! Brands, Inc. ......... 1,175 143,984 3,618.8
Zebra Technologies Corp., Class
A .................. 325 116,249 2,921.7
16,886,877
Total Reference Entity — Long ............ 36,299,952
Reference Entity — Short
Common Stocks
Australia
APA Group .............. (4,122) (33,798) (849.5)
Computershare Ltd. ........ (6,451) (113,970) (2,864.4)
Domino's Pizza Enterprises Ltd. (488) (24,951) (627.1)
Fortescue Metals Group Ltd. .. (3,814) (49,081) (1,233.6)
Glencore plc ............ (52,983) (300,292) (7,547.3)
Lendlease Corp. Ltd. ....... (1,850) (13,403) (336.9)
National Australia Bank Ltd. .. (1,736) (37,492) (942.3)
Newcrest Mining Ltd. ....... (5,616) (75,683) (1,902.1)
Northern Star Resources Ltd. . (8,385) (46,081) (1,158.2)
Ramsay Health Care Ltd. .... (2,850) (140,795) (3,538.6)
Reece Ltd. .............. (2,333) (25,197) (633.3)
Santos Ltd. ............. (11,309) (58,788) (1,477.5)
SEEK Ltd. .............. (5,562) (90,088) (2,264.2)
Sonic Healthcare Ltd. ...... (938) (22,588) (567.7)
Telstra Corp. Ltd. ......... (9,444) (25,811) (648.7)
Westpac Banking Corp. ..... (10,150) (153,703) (3,863.0)
WiseTech Global Ltd. ....... (2,616) (92,645) (2,328.5)
Woodside Energy Group Ltd. . (1,092) (24,658) (619.7)
(1,329,024)
Belgium
Solvay SA .............. (231) (20,289) (509.9)
Canada
Agnico Eagle Mines Ltd. ..... (3,515) (151,135) (3,798.5)
Air Canada ............. (10,903) (148,064) (3,721.3)
Algonquin Power & Utilities
Corp. ............... (4,844) (67,749) (1,702.8)
BCE, Inc. ............... (8,382) (423,502) (10,643.9)
Shares Value
% of Basket
Value
Canada (continued)
BlackBerry Ltd. ........... (4,558) $ (28,013) (704.0) %
CAE, Inc. ............... (3,435) (90,881) (2,284.1)
Cameco Corp. ........... (1,398) (36,005) (904.9)
Canadian Natural Resources
Ltd. ................ (3,023) (166,925) (4,195.4)
Canadian Utilities Ltd., Class A (3,792) (122,743) (3,084.9)
CCL Industries, Inc., Class B .. (598) (30,041) (755.0)
CGI, Inc. ............... (1,003) (86,002) (2,161.5)
Fairfax Financial Holdings Ltd. (43) (23,163) (582.2)
Fortis, Inc. .............. (8,318) (392,922) (9,875.4)
GFL Environmental, Inc. ..... (5,014) (138,766) (3,487.6)
IGM Financial, Inc. ........ (1,245) (36,148) (908.5)
Imperial Oil Ltd. .......... (478) (22,908) (575.8)
Ivanhoe Mines Ltd., Class A .. (3,337) (20,743) (521.3)
Keyera Corp. ............ (2,210) (57,280) (1,439.6)
Lightspeed Commerce, Inc. .. (4,020) (86,267) (2,168.2)
Northland Power, Inc. ...... (1,893) (62,058) (1,559.7)
Nutrien Ltd. ............. (253) (21,658) (544.3)
Pembina Pipeline Corp. ..... (1,278) (48,793) (1,226.3)
Power Corp. of Canada ..... (981) (26,659) (670.0)
Quebecor, Inc., Class B ..... (4,750) (105,531) (2,652.3)
Restaurant Brands International,
Inc. ................. (362) (19,407) (487.8)
Rogers Communications, Inc.,
Class B .............. (3,956) (181,867) (4,570.9)
Thomson Reuters Corp. ..... (536) (60,186) (1,512.7)
Toronto-Dominion Bank (The) . (732) (47,548) (1,195.0)
(2,702,964)
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) (32,397) (814.2)
ESR Group Ltd. .......... (6,200) (16,123) (405.2)
Prosus NV .............. (2,717) (177,243) (4,454.7)
Wilmar International Ltd. .... (15,300) (44,583) (1,120.5)
Xinyi Glass Holdings Ltd. .... (12,000) (23,668) (594.8)
(294,014)
Denmark
Demant A/S ............. (1,094) (41,677) (1,047.5)
GN Store Nord A/S ........ (855) (29,774) (748.3)
Orsted A/S .............. (523) (60,886) (1,530.3)
(132,337)
Finland
Kone OYJ, Class B ........ (555) (25,364) (637.5)
France
Accor SA ............... (5,065) (131,431) (3,303.3)
Adevinta ASA ............ (1,183) (8,996) (226.1)
Aeroports de Paris ........ (160) (22,108) (555.6)
Air Liquide SA ........... (3,303) (454,104) (11,413.1)
Airbus SE .............. (808) (87,120) (2,189.6)
Alstom SA .............. (3,260) (77,476) (1,947.2)
Bouygues SA ............ (1,670) (50,484) (1,268.8)
Cie Generale des Etablissements
Michelin SCA .......... (2,392) (66,939) (1,682.4)
Credit Agricole SA ......... (3,555) (32,755) (823.2)
EssilorLuxottica SA ........ (1,032) (161,800) (4,066.5)
Getlink SE .............. (12,496) (250,099) (6,285.8)
L'Oreal SA .............. (771) (291,482) (7,325.9)
LVMH Moet Hennessy Louis
Vuitton SE ............ (228) (158,313) (3,978.9)
Sartorius Stedim Biotech .... (185) (74,007) (1,860.0)
Sodexo SA ............. (561) (45,583) (1,145.7)
Veolia Environnement SA .... (2,397) (59,951) (1,506.8)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
France (continued)
Worldline SA ............ (2,305) $ (101,738) (2,557.0) %
(2,074,386)
Germany
adidas AG .............. (267) (46,189) (1,160.9)
Allianz SE (Registered) ..... (403) (73,187) (1,839.4)
Continental AG ........... (284) (20,232) (508.5)
Daimler Truck Holding AG ... (1,731) (47,300) (1,188.8)
Deutsche Lufthansa AG
(Registered) ........... (7,095) (43,676) (1,097.7)
Fresenius Medical Care AG &
Co. KGaA ............ (2,127) (78,855) (1,981.9)
Knorr-Bremse AG ......... (73) (4,349) (109.3)
Rheinmetall AG .......... (118) (21,638) (543.8)
Sartorius AG (Preference) ... (98) (43,835) (1,101.7)
Siemens Energy AG ....... (5,107) (84,866) (2,132.9)
Telefonica Deutschland Holding
AG ................. (5,930) (15,766) (396.2)
United Internet AG (Registered),
Class G .............. (594) (15,647) (393.3)
Vonovia SE ............. (3,635) (121,118) (3,044.1)
Zalando SE ............. (1,949) (54,870) (1,379.1)
(671,528)
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (22,945) (576.7)
Jardine Matheson Holdings Ltd. (800) (42,253) (1,061.9)
(65,198)
Ireland
AerCap Holdings NV ....... (658) (29,518) (741.9)
Flutter Entertainment plc .... (704) (70,681) (1,776.4)
Kingspan Group plc ........ (629) (40,714) (1,023.3)
(140,913)
Israel
Wix.com Ltd. ............ (127) (7,535) (189.4)
Italy
Atlantia SpA ............. (1,324) (30,599) (769.0)
DiaSorin SpA ............ (119) (16,546) (415.8)
Infrastrutture Wireless Italiane
SpA ................ (11,524) (121,099) (3,043.6)
Nexi SpA ............... (4,979) (45,220) (1,136.5)
UniCredit SpA ........... (2,057) (20,343) (511.3)
(233,807)
Japan
Aeon Co. Ltd. ............ (9,400) (189,569) (4,764.5)
ANA Holdings, Inc. ........ (1,600) (29,870) (750.7)
Azbil Corp. .............. (700) (21,072) (529.6)
Canon, Inc. ............. (7,600) (179,799) (4,518.9)
Chiba Bank Ltd. (The) ...... (4,800) (26,625) (669.2)
Chubu Electric Power Co., Inc. (6,800) (72,538) (1,823.1)
CyberAgent, Inc. .......... (2,600) (25,944) (652.1)
Daito Trust Construction Co. Ltd. (300) (28,441) (714.8)
Disco Corp. ............. (100) (24,433) (614.1)
East Japan Railway Co. ..... (2,300) (120,076) (3,017.9)
FUJIFILM Holdings Corp. .... (4,800) (274,186) (6,891.1)
GMO Payment Gateway, Inc. . (500) (41,551) (1,044.3)
Hikari Tsushin, Inc. ........ (600) (66,113) (1,661.6)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (50,742) (1,275.3)
Iida Group Holdings Co. Ltd. .. (1,500) (24,559) (617.2)
Inpex Corp. ............. (1,300) (14,900) (374.5)
Itochu Techno-Solutions Corp. . (1,700) (45,560) (1,145.1)
Shares Value
% of Basket
Value
Japan (continued)
Japan Exchange Group, Inc. .. (3,000) $ (47,702) (1,198.9) %
Japan Post Bank Co. Ltd. .... (6,500) (51,998) (1,306.9)
Japan Post Holdings Co. Ltd. . (12,500) (89,998) (2,261.9)
Japan Post Insurance Co. Ltd. (2,900) (46,887) (1,178.4)
JFE Holdings, Inc. ......... (4,600) (51,864) (1,303.5)
Kakaku.com, Inc. ......... (2,300) (45,049) (1,132.2)
Keio Corp. .............. (1,600) (61,264) (1,539.8)
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (46,266) (1,162.8)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (19,986) (502.3)
Kobe Bussan Co. Ltd. ...... (3,500) (99,768) (2,507.5)
Koei Tecmo Holdings Co. Ltd. . (3,250) (113,459) (2,851.6)
Kose Corp. ............. (100) (8,926) (224.3)
Kubota Corp. ............ (5,600) (92,979) (2,336.8)
Lasertec Corp. ........... (1,100) (157,487) (3,958.1)
M3, Inc. ................ (1,900) (66,196) (1,663.7)
Mitsubishi Corp. .......... (7,100) (211,007) (5,303.3)
Mitsubishi Heavy Industries Ltd. (2,800) (103,971) (2,613.1)
Mitsubishi UFJ Financial Group,
Inc. ................. (6,300) (35,497) (892.2)
Mitsui & Co. Ltd. .......... (1,000) (22,062) (554.5)
Mizuho Financial Group, Inc. .. (15,700) (187,244) (4,706.0)
MonotaRO Co. Ltd. ........ (800) (14,284) (359.0)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (35,675) (896.6)
Nidec Corp. ............. (1,500) (104,241) (2,619.9)
Nintendo Co. Ltd. ......... (100) (44,717) (1,123.9)
Nippon Paint Holdings Co. Ltd. (8,600) (65,740) (1,652.3)
Nippon Sanso Holdings Corp. . (9,700) (163,568) (4,111.0)
Nissan Motor Co. Ltd. ...... (51,400) (195,467) (4,912.7)
Nitori Holdings Co. Ltd. ..... (700) (74,059) (1,861.3)
Nomura Holdings, Inc. ...... (18,700) (71,350) (1,793.3)
NTT Data Corp. .......... (5,400) (81,729) (2,054.1)
Odakyu Electric Railway Co. Ltd. (6,600) (94,660) (2,379.1)
Oji Holdings Corp. ......... (5,400) (22,513) (565.8)
Oracle Corp. Japan ........ (1,400) (87,316) (2,194.5)
Otsuka Corp. ............ (4,600) (143,454) (3,605.5)
Otsuka Holdings Co. Ltd. .... (3,700) (132,175) (3,322.0)
Pan Pacific International
Holdings Corp. ......... (4,100) (63,839) (1,604.5)
Rakuten Group, Inc. ....... (26,000) (128,896) (3,239.6)
Renesas Electronics Corp. ... (4,500) (42,862) (1,077.3)
SBI Holdings, Inc. ......... (6,900) (139,983) (3,518.2)
SCSK Corp. ............. (1,800) (31,698) (796.7)
Seven & i Holdings Co. Ltd. .. (1,600) (65,216) (1,639.1)
Sharp Corp. ............. (6,200) (49,904) (1,254.2)
Shimano, Inc. ............ (400) (66,819) (1,679.4)
Shimizu Corp. ........... (5,500) (31,178) (783.6)
Shiseido Co. Ltd. ......... (3,200) (131,626) (3,308.2)
SoftBank Group Corp. ...... (2,200) (92,415) (2,322.7)
Square Enix Holdings Co. Ltd. . (1,000) (46,400) (1,166.2)
SUMCO Corp. ........... (10,200) (142,726) (3,587.1)
Sumitomo Electric Industries
Ltd. ................ (17,800) (198,449) (4,987.6)
TIS, Inc. ............... (3,100) (87,898) (2,209.1)
Tobu Railway Co. Ltd. ...... (1,700) (40,366) (1,014.5)
Toho Co. Ltd. ............ (900) (35,740) (898.3)
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (73,985) (1,859.5)
Tokyu Corp. ............. (7,600) (93,188) (2,342.1)
Toyota Industries Corp. ..... (300) (18,267) (459.1)
Unicharm Corp. .......... (600) (21,733) (546.2)
Welcia Holdings Co. Ltd. .... (2,000) (44,670) (1,122.7)
West Japan Railway Co. .... (1,100) (40,404) (1,015.5)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Yamato Holdings Co. Ltd. .... (5,800) $ (101,494) (2,550.9) %
Z Holdings Corp. .......... (14,800) (52,307) (1,314.6)
(5,968,599)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (74,571) (1,874.2)
Luxembourg
ArcelorMittal SA .......... (2,230) (55,023) (1,382.9)
Eurofins Scientific SE ...... (237) (18,476) (464.4)
(73,499)
Macau
Galaxy Entertainment Group
Ltd. ................ (21,000) (124,931) (3,139.9)
Sands China Ltd. ......... (33,200) (77,872) (1,957.2)
(202,803)
Netherlands
ABN AMRO Bank NV, CVA ... (3,687) (37,600) (945.0)
Akzo Nobel NV ........... (912) (61,378) (1,542.6)
Argenx SE .............. (381) (139,180) (3,498.0)
ASM International NV ...... (82) (25,188) (633.1)
Euronext NV ............ (243) (19,799) (497.6)
JDE Peet's NV ........... (4,701) (136,340) (3,426.7)
OCI NV ................ (1,131) (39,265) (986.8)
Universal Music Group NV ... (6,514) (147,454) (3,706.0)
(606,204)
New Zealand
Xero Ltd. ............... (1,293) (85,181) (2,140.9)
Portugal
Jeronimo Martins SGPS SA .. (2,017) (46,687) (1,173.4)
Singapore
Sea Ltd., ADR ........... (838) (63,956) (1,607.4)
Singapore Exchange Ltd. .... (3,600) (25,807) (648.6)
Venture Corp. Ltd. ......... (8,600) (109,566) (2,753.7)
(199,329)
Spain
Aena SME SA ........... (294) (37,188) (934.7)
CaixaBank SA ........... (7,977) (23,953) (602.0)
EDP Renovaveis SA ....... (1,049) (27,284) (685.7)
Ferrovial SA ............. (1,410) (37,757) (949.0)
Siemens Gamesa Renewable
Energy SA ............ (1,959) (36,044) (905.9)
(162,226)
Sweden
Atlas Copco AB, Class A .... (15,268) (178,473) (4,485.6)
Electrolux AB, Class B ...... (3,097) (44,671) (1,122.7)
Embracer Group AB ....... (38,743) (295,242) (7,420.4)
Essity AB, Class B ........ (5,865) (149,294) (3,752.2)
Hexagon AB, Class B ...... (6,654) (78,348) (1,969.1)
Holmen AB, Class B ....... (963) (39,572) (994.6)
Investment AB Latour, Class B (17,578) (437,364) (10,992.3)
Nibe Industrier AB, Class B ... (3,850) (38,785) (974.8)
Svenska Handelsbanken AB,
Class A .............. (9,234) (83,031) (2,086.8)
Swedish Orphan Biovitrum AB . (1,515) (33,271) (836.2)
(1,378,051)
Switzerland
ABB Ltd. (Registered) ...... (10,732) (326,249) (8,199.7)
Alcon, Inc. .............. (1,850) (145,603) (3,659.5)
Shares Value
% of Basket
Value
Switzerland (continued)
Bachem Holding AG
(Registered), Class B .... (2,660) $ (179,373) (4,508.2) %
Barry Callebaut AG (Registered) (121) (268,095) (6,738.1)
Cie Financiere Richemont SA . (618) (74,517) (1,872.8)
Credit Suisse Group AG
(Registered) ........... (8,699) (50,598) (1,271.7)
EMS-Chemie Holding AG
(Registered) ........... (22) (17,470) (439.1)
Lonza Group AG (Registered) . (54) (32,819) (824.8)
Partners Group Holding AG .. (47) (51,312) (1,289.6)
Schindler Holding AG ...... (130) (25,410) (638.6)
Swatch Group AG (The) ..... (136) (36,205) (910.0)
Swiss Prime Site AG
(Registered) ........... (373) (33,967) (853.7)
TE Connectivity Ltd. ....... (2,260) (302,230) (7,596.0)
(1,543,848)
United Kingdom
Admiral Group plc ......... (1,963) (45,878) (1,153.1)
AVEVA Group plc ......... (2,230) (64,515) (1,621.5)
Halma plc .............. (3,654) (102,907) (2,586.4)
Hargreaves Lansdown plc ... (14,745) (152,652) (3,836.6)
J Sainsbury plc ........... (15,469) (41,729) (1,048.8)
Johnson Matthey plc ....... (1,151) (30,092) (756.3)
Liberty Global plc, Class A ... (3,925) (86,083) (2,163.5)
Linde plc ............... (273) (82,446) (2,072.1)
London Stock Exchange Group
plc ................. (715) (69,779) (1,753.8)
Melrose Industries plc ...... (13,615) (26,801) (673.6)
National Grid plc .......... (1,869) (25,735) (646.8)
NatWest Group plc ........ (8,002) (24,304) (610.8)
Ocado Group plc ......... (14,075) (144,695) (3,636.6)
Pearson plc ............. (3,360) (31,098) (781.6)
Phoenix Group Holdings plc .. (18,477) (145,573) (3,658.7)
Reckitt Benckiser Group plc .. (2,431) (197,190) (4,956.0)
Rentokil Initial plc ......... (7,985) (52,725) (1,325.1)
Rolls-Royce Holdings plc .... (17,458) (19,081) (479.6)
Severn Trent plc .......... (2,042) (73,414) (1,845.1)
St James's Place plc ....... (1,393) (20,924) (525.9)
United Utilities Group plc .... (11,683) (155,227) (3,901.3)
Vodafone Group plc ........ (41,195) (60,707) (1,525.8)
(1,653,555)
United States
AbbVie, Inc. ............. (199) (28,558) (717.8)
Albemarle Corp. .......... (287) (70,117) (1,762.3)
Allstate Corp. (The) ........ (240) (28,073) (705.6)
Altria Group, Inc. .......... (1,133) (49,693) (1,249.0)
Amazon.com, Inc. ......... (540) (72,873) (1,831.5)
Amcor plc .............. (7,371) (95,454) (2,399.1)
Ameren Corp. ............ (1,625) (151,320) (3,803.1)
Amgen, Inc. ............. (316) (78,201) (1,965.4)
Amphenol Corp., Class A .... (2,603) (200,769) (5,046.0)
Aon plc, Class A .......... (759) (220,899) (5,551.9)
Apollo Global Management, Inc. (1,056) (60,298) (1,515.5)
AppLovin Corp., Class A ..... (614) (21,822) (548.4)
Aptiv plc ............... (33) (3,461) (87.0)
Aramark ............... (1,319) (44,055) (1,107.2)
Arrow Electronics, Inc. ...... (649) (83,182) (2,090.6)
Arthur J Gallagher & Co. .... (358) (64,078) (1,610.5)
AT&T, Inc. .............. (4,321) (81,148) (2,039.5)
Atmos Energy Corp. ....... (492) (59,724) (1,501.0)
Avalara, Inc. ............. (1,879) (164,262) (4,128.4)
Avantor, Inc. ............. (1,451) (42,108) (1,058.3)
Bausch Health Cos., Inc. .... (16,833) (77,556) (1,949.2)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Baxter International, Inc. .... (3,707) $ (217,453) (5,465.3) %
Becton Dickinson and Co. ... (1,252) (305,876) (7,687.6)
Bentley Systems, Inc., Class B (669) (26,492) (665.8)
Best Buy Co., Inc. ......... (308) (23,713) (596.0)
BioMarin Pharmaceutical, Inc. . (1,622) (139,573) (3,507.9)
Bio-Rad Laboratories, Inc., Class
A .................. (397) (223,614) (5,620.1)
Bio-Techne Corp. ......... (128) (49,316) (1,239.5)
Boeing Co. (The) ......... (24) (3,823) (96.1)
Boston Scientific Corp. ...... (1,209) (49,629) (1,247.3)
Bristol-Myers Squibb Co. .... (1,388) (102,407) (2,573.8)
Brookfield Renewable Corp. .. (1,056) (41,315) (1,038.4)
Brown & Brown, Inc. ....... (1,157) (75,321) (1,893.0)
Burlington Stores, Inc. ...... (267) (37,682) (947.1)
Cable One, Inc. .......... (15) (20,650) (519.0)
Caesars Entertainment, Inc. .. (1,916) (87,542) (2,200.2)
Campbell Soup Co. ........ (480) (23,688) (595.4)
CarMax, Inc. ............ (1,293) (128,705) (3,234.8)
Carnival Corp. ........... (16,708) (151,374) (3,804.5)
Charles River Laboratories
International, Inc. ....... (167) (41,840) (1,051.6)
Charter Communications, Inc.,
Class A .............. (258) (111,482) (2,801.9)
Chevron Corp. ........... (762) (124,800) (3,136.6)
Cintas Corp. ............. (142) (60,420) (1,518.5)
Cisco Systems, Inc. ........ (1,692) (76,766) (1,929.4)
Clarivate plc ............. (1,030) (14,925) (375.1)
Cleveland-Cliffs, Inc. ....... (3,138) (55,574) (1,396.7)
Clorox Co. (The) .......... (1,038) (147,230) (3,700.4)
Coinbase Global, Inc., Class A (765) (48,164) (1,210.5)
Colgate-Palmolive Co. ...... (1,302) (102,519) (2,576.6)
Conagra Brands, Inc. ....... (5,390) (184,392) (4,634.3)
Cooper Cos., Inc. (The) ..... (167) (54,609) (1,372.5)
CoStar Group, Inc. ........ (2,012) (146,051) (3,670.7)
Coupa Software, Inc. ....... (980) (64,112) (1,611.3)
CyberArk Software Ltd. ..... (942) (122,582) (3,080.9)
Danaher Corp. ........... (973) (283,600) (7,127.8)
DaVita, Inc. ............. (1,610) (135,498) (3,405.5)
DENTSPLY SIRONA, Inc. ... (647) (23,396) (588.0)
Dollar Tree, Inc. .......... (319) (52,750) (1,325.8)
DR Horton, Inc. ........... (510) (39,795) (1,000.2)
Dynatrace, Inc. ........... (865) (32,550) (818.1)
Erie Indemnity Co., Class A .. (450) (91,512) (2,300.0)
Etsy, Inc. ............... (170) (17,632) (443.2)
Exact Sciences Corp. ...... (1,491) (67,244) (1,690.1)
F5, Inc. ................ (308) (51,547) (1,295.5)
Fidelity National Information
Services, Inc. .......... (231) (23,599) (593.1)
Fiserv, Inc. .............. (1,942) (205,231) (5,158.1)
FleetCor Technologies, Inc. ... (639) (140,638) (3,534.7)
Ford Motor Co. ........... (5,399) (79,311) (1,993.3)
Freeport-McMoRan, Inc. .... (1,123) (35,431) (890.5)
Global Payments, Inc. ...... (1,354) (165,621) (4,162.6)
Globe Life, Inc. ........... (682) (68,698) (1,726.6)
Hasbro, Inc. ............. (183) (14,406) (362.1)
HEICO Corp. ............ (74) (11,671) (293.3)
Henry Schein, Inc. ......... (437) (34,449) (865.8)
Hess Corp. ............. (937) (105,384) (2,648.6)
Hormel Foods Corp. ....... (2,136) (105,390) (2,648.8)
Howmet Aerospace, Inc. .... (4,508) (167,382) (4,206.8)
Huntington Ingalls Industries,
Inc. ................. (100) (21,684) (545.0)
IAC/InterActiveCorp ........ (3,322) (227,557) (5,719.2)
Ingersoll Rand, Inc. ........ (1,042) (51,892) (1,304.2)
Intercontinental Exchange, Inc. (285) (29,067) (730.5)
Shares Value
% of Basket
Value
United States (continued)
International Business Machines
Corp. ............... (1,977) $ (258,572) (6,498.7) %
International Flavors &
Fragrances, Inc. ........ (81) (10,048) (252.5)
Intuitive Surgical, Inc. ...... (36) (8,286) (208.3)
IQVIA Holdings, Inc. ....... (224) (53,820) (1,352.7)
Jack Henry & Associates, Inc. . (649) (134,843) (3,389.0)
Johnson & Johnson ........ (147) (25,654) (644.8)
Keurig Dr Pepper, Inc. ...... (2,403) (93,092) (2,339.7)
Kimberly-Clark Corp. ....... (56) (7,380) (185.5)
Lear Corp. .............. (540) (81,616) (2,051.3)
Leidos Holdings, Inc. ....... (293) (31,351) (787.9)
Liberty Broadband Corp., Class
C .................. (602) (65,576) (1,648.1)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,556) (105,450) (2,650.3)
Liberty Media Corp-Liberty
SiriusXM, Class A ....... (720) (28,692) (721.1)
Live Nation Entertainment, Inc. (375) (35,246) (885.8)
Lumen Technologies, Inc. .... (5,774) (62,879) (1,580.3)
Markel Corp. ............ (27) (35,023) (880.2)
MarketAxess Holdings, Inc. .. (299) (80,963) (2,034.9)
Marriott International, Inc., Class
A .................. (191) (30,335) (762.4)
Marsh & McLennan Cos., Inc. . (258) (42,302) (1,063.2)
Martin Marietta Materials, Inc. . (359) (126,397) (3,176.7)
McCormick & Co., Inc. (Non-
Voting) .............. (576) (50,314) (1,264.5)
McKesson Corp. .......... (405) (138,340) (3,476.9)
Medtronic plc ............ (3,220) (297,914) (7,487.5)
MGM Resorts International ... (3,116) (101,987) (2,563.2)
Microchip Technology, Inc. ... (737) (50,750) (1,275.5)
Mohawk Industries, Inc. ..... (394) (50,621) (1,272.3)
Molson Coors Beverage Co.,
Class B .............. (854) (51,027) (1,282.5)
Mondelez International, Inc.,
Class A .............. (1,774) (113,607) (2,855.3)
Morgan Stanley .......... (710) (59,853) (1,504.3)
Mosaic Co. (The) ......... (332) (17,483) (439.4)
Motorola Solutions, Inc. ..... (1,220) (291,080) (7,315.7)
Netflix, Inc. .............. (254) (57,125) (1,435.7)
Newell Brands, Inc. ........ (5,549) (112,145) (2,818.6)
Newmont Corp. .......... (1,172) (53,068) (1,333.8)
Oracle Corp. ............ (2,560) (199,270) (5,008.3)
O'Reilly Automotive, Inc. .... (45) (31,662) (795.8)
Palantir Technologies, Inc., Class
A .................. (2,893) (29,943) (752.6)
PayPal Holdings, Inc. ...... (868) (75,108) (1,887.7)
Peloton Interactive, Inc., Class A (2,461) (23,355) (587.0)
PerkinElmer, Inc. ......... (1,083) (165,883) (4,169.2)
PNC Financial Services Group,
Inc. (The) ............ (420) (69,695) (1,751.6)
PPG Industries, Inc. ....... (770) (99,553) (2,502.1)
Progressive Corp. (The) ..... (751) (86,410) (2,171.8)
Prudential Financial, Inc. .... (758) (75,792) (1,904.9)
Qorvo, Inc. .............. (308) (32,054) (805.6)
Republic Services, Inc. ..... (1,364) (189,132) (4,753.5)
Rockwell Automation, Inc. .... (456) (116,408) (2,925.7)
Rollins, Inc. ............. (1,070) (41,270) (1,037.2)
Ross Stores, Inc. ......... (709) (57,613) (1,448.0)
Royal Caribbean Cruises Ltd. . (2,422) (93,756) (2,356.4)
Royalty Pharma plc, Class A .. (4,034) (175,439) (4,409.3)
RPM International, Inc. ..... (2,640) (238,656) (5,998.2)
S&P Global, Inc. .......... (390) (147,003) (3,694.6)
Schneider Electric SE ...... (3,037) (420,029) (10,556.7)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Seagen, Inc. ............ (350) $ (62,993) (1,583.2) %
SEI Investments Co. ....... (1,474) (81,601) (2,050.9)
Sensata Technologies Holding
plc ................. (1,620) (72,041) (1,810.6)
Sherwin-Williams Co. (The) .. (584) (141,293) (3,551.1)
Sinch AB ............... (24,656) (62,512) (1,571.1)
Snap, Inc., Class A ........ (4,279) (42,277) (1,062.5)
Snap-on, Inc. ............ (107) (23,973) (602.5)
Snowflake, Inc., Class A ..... (486) (72,856) (1,831.1)
SolarEdge Technologies, Inc. . (644) (231,924) (5,829.0)
SS&C Technologies Holdings,
Inc. ................. (4,513) (267,034) (6,711.4)
Stanley Black & Decker, Inc. .. (1,354) (131,785) (3,312.2)
STERIS plc ............. (330) (74,465) (1,871.5)
Stryker Corp. ............ (101) (21,690) (545.1)
Swiss Re AG ............ (297) (22,286) (560.1)
Sysco Corp. ............. (810) (68,769) (1,728.4)
T Rowe Price Group, Inc. .... (681) (84,083) (2,113.3)
Take-Two Interactive Software,
Inc. ................. (1,402) (186,087) (4,677.0)
Target Corp. ............. (153) (24,997) (628.3)
Teladoc Health, Inc. ........ (1,360) (50,116) (1,259.6)
Teledyne Technologies, Inc. .. (267) (104,504) (2,626.5)
Teleflex, Inc. ............. (224) (53,863) (1,353.7)
Tenaris SA .............. (2,973) (41,604) (1,045.6)
Teradyne, Inc. ........... (512) (51,656) (1,298.3)
Thermo Fisher Scientific, Inc. . (344) (205,853) (5,173.7)
TJX Cos., Inc. (The) ....... (1,087) (66,481) (1,670.9)
T-Mobile US, Inc. ......... (2,074) (296,706) (7,457.2)
Trade Desk, Inc. (The), Class A (105) (4,725) (118.8)
Tradeweb Markets, Inc., Class A (921) (64,949) (1,632.4)
TransUnion ............. (1,202) (95,234) (2,393.5)
Twilio, Inc., Class A ........ (1,142) (96,842) (2,433.9)
Twitter, Inc. ............. (552) (22,969) (577.3)
Tyler Technologies, Inc. ..... (421) (167,979) (4,221.8)
Unity Software, Inc. ........ (599) (22,397) (562.9)
Universal Health Services, Inc.,
Class B .............. (459) (51,624) (1,297.5)
Upstart Holdings, Inc. ...... (299) (7,275) (182.8)
US Bancorp ............. (1,468) (69,290) (1,741.5)
Verisk Analytics, Inc. ....... (626) (119,097) (2,993.3)
VF Corp. ............... (2,191) (97,894) (2,460.4)
Viatris, Inc. .............. (4,726) (45,795) (1,151.0)
Vistra Corp. ............. (1,597) (41,282) (1,037.6)
Walgreens Boots Alliance, Inc. (647) (25,634) (644.3)
Walmart, Inc. ............ (1,774) (234,257) (5,887.6)
Walt Disney Co. (The) ...... (985) (104,509) (2,626.6)
Warner Bros Discovery, Inc. .. (2,201) (33,015) (829.8)
Waste Connections, Inc. ..... (105) (14,004) (352.0)
Wayfair, Inc., Class A ....... (441) (23,774) (597.5)
Wells Fargo & Co. ......... (1,332) (58,435) (1,468.7)
Western Digital Corp. ....... (2,385) (117,104) (2,943.2)
Williams Cos., Inc. (The) .... (7,297) (248,755) (6,252.0)
Wynn Resorts Ltd. ........ (1,103) (70,018) (1,759.8)
Xylem, Inc. .............. (273) (25,124) (631.4)
(16,580,525)
Zambia
First Quantum Minerals Ltd. .. (1,288) (23,536) (591.5)
Total Reference Entity — Short ............ (36,295,973)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 3,979
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Long
Common Stocks
Brazil
Wheaton Precious Metals Corp. 2,739 $ 93,984 1,942.1%
Canada
Alimentation Couche-Tard, Inc. 2,559 114,326 2,362.4
AltaGas Ltd. ............. 6,034 134,434 2,777.9
ARC Resources Ltd. ....... 3,513 49,271 1,018.1
Bank of Nova Scotia (The) ... 843 51,355 1,061.2
Canadian Apartment Properties
REIT ................ 3,260 123,496 2,551.9
Canadian National Railway Co. 23 2,914 60.2
Canadian Tire Corp. Ltd., Class
A .................. 653 83,890 1,733.5
Constellation Software, Inc. .. 249 423,577 8,752.8
Dollarama, Inc. ........... 811 49,152 1,015.7
Empire Co. Ltd., Class A .... 8,168 247,869 5,122.0
Franco-Nevada Corp. ...... 557 71,322 1,473.8
George Weston Ltd. ....... 2,229 266,042 5,497.5
Gildan Activewear, Inc. ...... 4,658 136,515 2,820.9
Hydro One Ltd. ........... 16,814 469,408 9,699.8
iA Financial Corp., Inc. ...... 1,552 85,396 1,764.6
Kinross Gold Corp. ........ 19,810 67,913 1,403.4
Manulife Financial Corp. ..... 8,399 153,741 3,176.9
National Bank of Canada .... 2,245 157,521 3,255.0
Onex Corp. ............. 1,405 75,091 1,551.7
Open Text Corp. .......... 8,519 348,464 7,200.6
Parkland Corp. ........... 4,883 137,008 2,831.1
Teck Resources Ltd., Class B . 914 26,873 555.3
TMX Group Ltd. .......... 993 101,886 2,105.4
Toromont Industries Ltd. ..... 1,869 157,410 3,252.7
3,534,874
South Korea
HDC Holdings Co. Ltd. ...... 1 5 0.1
United States
Fortive Corp. ............ 1 64 1.3
Total Reference Entity — Long ............ 3,628,927
Reference Entity — Short
Common Stocks
Canada
Air Canada ............. (3,965) (53,845) (1,112.6)
Algonquin Power & Utilities
Corp. ............... (5,576) (77,987) (1,611.5)
Brookfield Asset Management,
Inc., Class A ........... (7,430) (368,671) (7,618.2)
CAE, Inc. ............... (2,672) (70,694) (1,460.8)
Cameco Corp. ........... (2,341) (60,291) (1,245.9)
CCL Industries, Inc., Class B .. (3,109) (156,184) (3,227.4)
Cenovus Energy, Inc. ....... (3,360) (64,022) (1,323.0)
Emera, Inc. ............. (9,974) (472,861) (9,771.2)
Fairfax Financial Holdings Ltd. (322) (173,453) (3,584.2)
Fortis, Inc. .............. (1,803) (85,169) (1,759.9)
GFL Environmental, Inc. ..... (25,325) (700,885) (14,483.0)
Ivanhoe Mines Ltd., Class A .. (9,312) (57,884) (1,196.1)
Keyera Corp. ............ (972) (25,193) (520.6)
Lightspeed Commerce, Inc. .. (774) (16,610) (343.2)
Northland Power, Inc. ...... (297) (9,737) (201.2)
Pan American Silver Corp. ... (18,848) (383,569) (7,926.0)
Restaurant Brands International,
Inc. ................. (3,502) (187,741) (3,879.5)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Canada (continued)
Saputo, Inc. ............. (4,301) $ (106,236) (2,195.3) %
TC Energy Corp. .......... (7,886) (420,427) (8,687.7)
(3,491,459)
United States
Brookfield Renewable Corp. .. (1,059) (41,432) (856.1)
Lennar Corp., Class B ...... (1) (68) (1.4)
(41,500)
Zambia
First Quantum Minerals Ltd. .. (4,987) (91,129) (1,883.1)
Total Reference Entity — Short ............ (3,624,088)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 4,839
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 4,863 121,322 201.3
Aurizon Holdings Ltd. ...... 8,019 22,696 37.6
Australia & New Zealand Banking
Group Ltd. ............ 1,538 23,572 39.0
BlueScope Steel Ltd. ....... 2,100 24,667 40.9
Cochlear Ltd. ............ 1,545 232,873 386.3
QBE Insurance Group Ltd. ... 2,737 22,131 36.7
South32 Ltd. ............ 11,848 32,293 53.6
479,554
Austria
voestalpine AG ........... 911 20,513 34.0
Belgium
Ageas SA/NV ............ 383 16,716 27.7
Elia Group SA/NV ......... 149 22,620 37.5
Groupe Bruxelles Lambert SA . 837 74,087 122.9
Warehouses De Pauw CVA .. 958 32,567 54.0
145,990
Brazil
Wheaton Precious Metals Corp. 1,229 42,171 70.0
Canada
Alimentation Couche-Tard, Inc. 1,201 53,656 89.0
Bank of Nova Scotia (The) ... 2,777 169,172 280.6
Canadian Imperial Bank of
Commerce ........... 1,902 96,218 159.6
Canadian National Railway Co. 167 21,157 35.1
Canadian Tire Corp. Ltd., Class
A .................. 373 47,919 79.5
Constellation Software, Inc. .. 240 408,267 677.3
Dollarama, Inc. ........... 805 48,788 80.9
Franco-Nevada Corp. ...... 360 46,097 76.5
Gildan Activewear, Inc. ...... 1,841 53,956 89.5
Hydro One Ltd. ........... 16,183 451,792 749.5
iA Financial Corp., Inc. ...... 938 51,612 85.6
Intact Financial Corp. ....... 64 9,526 15.8
National Bank of Canada .... 272 19,085 31.7
Open Text Corp. .......... 2,097 85,776 142.3
Royal Bank of Canada ...... 618 60,258 100.0
Shaw Communications, Inc.,
Class B .............. 1,156 31,271 51.9
Shares Value
% of Basket
Value
Canada (continued)
Teck Resources Ltd., Class B . 2,684 $ 78,913 130.9%
West Fraser Timber Co. Ltd. .. 184 17,227 28.6
1,750,690
Chile
Lundin Mining Corp. ....... 2,850 16,069 26.7
Denmark
Coloplast A/S, Class B ...... 1,059 123,944 205.6
DSV A/S ............... 268 45,158 74.9
Genmab A/S ............ 315 112,083 185.9
Novo Nordisk A/S, Class B ... 587 68,370 113.4
349,555
Finland
Elisa OYJ .............. 1,840 101,761 168.8
Kesko OYJ, Class B ....... 3,453 85,404 141.7
Neste OYJ .............. 136 6,993 11.6
Nordea Bank Abp ......... 1,524 15,027 24.9
Stora Enso OYJ, Class R .... 4,786 74,019 122.8
283,204
France
Arkema SA ............. 504 47,747 79.2
BNP Paribas SA .......... 514 24,285 40.3
Cie de Saint-Gobain ....... 975 45,464 75.4
Dassault Systemes SE ..... 1,813 77,763 129.0
Edenred ............... 431 22,124 36.7
Eiffage SA .............. 461 43,260 71.8
Eurazeo SE ............. 1,020 72,856 120.9
Ipsen SA ............... 128 12,948 21.5
La Francaise des Jeux SAEM . 901 32,182 53.4
Legrand SA ............. 286 23,414 38.8
Orange SA .............. 4,755 48,589 80.6
Pernod Ricard SA ......... 124 24,359 40.4
SEB SA ................ 126 10,608 17.6
Vivendi SE .............. 4,204 39,910 66.2
525,509
Germany
Beiersdorf AG ............ 230 23,719 39.3
Carl Zeiss Meditec AG ...... 373 54,436 90.3
Covestro AG ............ 448 15,109 25.1
Deutsche Post AG (Registered) 7,722 308,416 511.6
Evonik Industries AG ....... 1,543 32,912 54.6
HeidelbergCement AG ...... 233 11,868 19.7
Mercedes-Benz Group AG ... 361 21,290 35.3
Rational AG ............. 44 30,670 50.9
498,420
Ireland
Kerry Group plc, Class A .... 221 23,327 38.7
Israel
Bank Hapoalim BM ........ 3,226 30,066 49.9
Check Point Software
Technologies Ltd. ....... 181 22,553 37.4
Elbit Systems Ltd. ......... 111 25,611 42.5
Israel Discount Bank Ltd., Class
A .................. 10,213 58,070 96.3
136,300
Italy
Assicurazioni Generali SpA ... 812 12,139 20.1
Enel SpA ............... 22,190 111,866 185.6
Eni SpA ................ 3,159 37,973 63.0

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Italy (continued)
Moncler SpA ............ 1,418 $ 71,083 117.9%
233,061
Japan
AGC, Inc. .............. 1,000 36,453 60.5
Ajinomoto Co., Inc. ........ 2,900 76,316 126.6
Asahi Kasei Corp. ......... 19,900 159,646 264.8
Chugai Pharmaceutical Co. Ltd. 4,700 132,036 219.0
Dai Nippon Printing Co. Ltd. .. 2,500 55,168 91.5
Eisai Co. Ltd. ............ 500 22,897 38.0
ENEOS Holdings, Inc. ...... 10,000 38,684 64.2
Hankyu Hanshin Holdings, Inc. 5,800 168,239 279.1
Honda Motor Co. Ltd. ...... 12,100 310,089 514.4
Hoshizaki Corp. .......... 3,000 89,496 148.5
Hoya Corp. ............. 300 30,058 49.9
Ibiden Co. Ltd. ........... 800 23,609 39.2
Isuzu Motors Ltd. ......... 3,700 40,584 67.3
Kajima Corp. ............ 10,700 122,148 202.6
KDDI Corp. ............. 1,700 54,506 90.4
Kikkoman Corp. .......... 400 23,718 39.3
Komatsu Ltd. ............ 1,000 23,118 38.3
Kyocera Corp. ........... 1,700 94,501 156.8
Marubeni Corp. ........... 9,500 88,372 146.6
Mitsui Chemicals, Inc. ...... 1,400 29,490 48.9
NEC Corp. .............. 500 18,457 30.6
NGK Insulators Ltd. ........ 7,700 112,622 186.8
NIPPON EXPRESS HOLDINGS,
Inc. ................. 1,000 59,755 99.1
Nippon Telegraph & Telephone
Corp. ............... 1,200 34,278 56.9
Nisshin Seifun Group, Inc. ... 1,400 17,233 28.6
Nitto Denko Corp. ......... 7,700 495,844 822.6
ORIX Corp. ............. 1,400 24,951 41.4
Osaka Gas Co. Ltd. ........ 18,100 325,404 539.8
Panasonic Holdings Corp. ... 7,700 63,572 105.5
Recruit Holdings Co. Ltd. .... 300 11,212 18.6
Secom Co. Ltd. ........... 400 26,716 44.3
Seiko Epson Corp. ........ 1,800 27,041 44.9
Sekisui Chemical Co. Ltd. .... 3,400 47,836 79.4
Sekisui House Ltd. ........ 1,300 23,025 38.2
Shin-Etsu Chemical Co. Ltd. .. 200 25,619 42.5
Subaru Corp. ............ 1,400 24,361 40.4
Sumitomo Chemical Co. Ltd. .. 18,500 72,704 120.6
Suzuki Motor Corp. ........ 1,400 45,891 76.1
Sysmex Corp. ........... 900 63,011 104.5
Taisei Corp. ............. 2,000 63,814 105.9
TDK Corp. .............. 4,400 138,577 229.9
Terumo Corp. ............ 2,100 71,702 118.9
Tokio Marine Holdings, Inc. ... 500 29,270 48.6
Tokyo Gas Co. Ltd. ........ 6,900 135,522 224.8
TOPPAN, Inc. ............ 1,600 27,225 45.2
Toray Industries, Inc. ....... 4,400 24,100 40.0
Trend Micro, Inc. .......... 900 52,303 86.8
USS Co. Ltd. ............ 2,500 49,056 81.4
Yamaha Motor Co. Ltd. ..... 7,200 139,083 230.7
3,869,312
Netherlands
Heineken NV ............ 294 28,984 48.1
Koninklijke Philips NV ...... 2,276 47,105 78.2
NN Group NV ............ 1,923 90,232 149.7
166,321
Shares Value
% of Basket
Value
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,921 $ 39,062 64.8%
Spark New Zealand Ltd. ..... 8,384 26,959 44.7
66,021
Norway
DNB Bank ASA ........... 3,290 64,898 107.7
Mowi ASA .............. 1,020 23,537 39.0
88,435
Portugal
Galp Energia SGPS SA ..... 1,753 18,504 30.7
Singapore
STMicroelectronics NV ..... 3,201 121,137 200.9
South Africa
Anglo American plc ........ 481 17,386 28.8
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 29,478 133,585 221.6
Banco Santander SA ....... 6,518 16,307 27.1
Iberdrola SA ............. 1,628 8,916 14.8
158,808
Sweden
Alfa Laval AB ............ 979 29,274 48.6
Assa Abloy AB, Class B ..... 1,518 35,864 59.5
Husqvarna AB, Class B ..... 14,870 118,510 196.6
Investor AB, Class B ....... 6,974 130,147 215.9
Telia Co. AB ............. 19,933 73,639 122.1
387,434
Switzerland
Baloise Holding AG (Registered) 802 127,782 212.0
Geberit AG (Registered) ..... 51 26,861 44.6
Julius Baer Group Ltd. ...... 903 46,694 77.5
Novartis AG (Registered) .... 1,403 120,559 200.0
SGS SA (Registered) ....... 8 19,524 32.4
Sika AG (Registered) ....... 99 24,462 40.6
Straumann Holding AG
(Registered) ........... 355 48,014 79.6
413,896
United Kingdom
abrdn plc ............... 9,232 18,717 31.1
Associated British Foods plc .. 4,933 100,758 167.1
Berkeley Group Holdings plc .. 1,317 68,252 113.2
Coca-Cola Europacific Partners
plc ................. 435 23,542 39.1
Compass Group plc ........ 1,474 34,545 57.3
DCC plc ............... 1,393 90,948 150.9
Entain plc .............. 3,353 49,340 81.9
Experian plc ............. 927 32,456 53.8
Haleon plc .............. 1,008 3,582 5.9
Imperial Brands plc ........ 1,229 26,984 44.8
JD Sports Fashion plc ...... 43,751 69,493 115.3
Kingfisher plc ............ 4,772 15,098 25.0
Legal & General Group plc ... 28,311 90,412 150.0
M&G plc ............... 11,356 29,602 49.1
Sage Group plc (The) ...... 5,999 51,700 85.8
Taylor Wimpey plc ......... 17,668 27,500 45.6
Whitbread plc ............ 3,741 119,076 197.5
852,005

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States
A O Smith Corp. .......... 710 $ 44,922 74.5%
ABIOMED, Inc. ........... 347 101,674 168.7
Accenture plc, Class A ...... 266 81,465 135.1
Agilent Technologies, Inc. .... 818 109,694 182.0
Airbnb, Inc., Class A ....... 403 44,725 74.2
Akamai Technologies, Inc. ... 243 23,381 38.8
Ally Financial, Inc. ......... 1,690 55,888 92.7
American Electric Power Co.,
Inc. ................. 231 22,767 37.8
American Express Co. ...... 292 44,974 74.6
American Financial Group, Inc. 320 42,778 71.0
American International Group,
Inc. ................. 1,750 90,597 150.3
Ameriprise Financial, Inc. .... 302 81,516 135.2
ANSYS, Inc. ............. 358 99,878 165.7
APA Corp. .............. 1,162 43,192 71.6
Arista Networks, Inc. ....... 47 5,482 9.1
Automatic Data Processing, Inc. 353 85,115 141.2
AutoZone, Inc. ........... 11 23,511 39.0
Avery Dennison Corp. ...... 501 95,420 158.3
Bath & Body Works, Inc. .... 1,123 39,911 66.2
Booking Holdings, Inc. ...... 33 63,878 106.0
Bunge Ltd. .............. 253 23,359 38.8
Capital One Financial Corp. .. 565 62,054 102.9
Carlyle Group, Inc. (The) .... 404 15,720 26.1
Carrier Global Corp. ....... 2,133 86,450 143.4
CDW Corp. ............. 149 27,048 44.9
Celanese Corp. .......... 227 26,675 44.3
Cigna Corp. ............. 135 37,174 61.7
ConocoPhillips ........... 210 20,460 33.9
Consolidated Edison, Inc. .... 780 77,431 128.4
Copart, Inc. ............. 1,860 238,266 395.3
Cummins, Inc. ........... 305 67,500 112.0
Delta Air Lines, Inc. ........ 1,886 59,975 99.5
Dexcom, Inc. ............ 538 44,159 73.3
Discover Financial Services .. 1,059 106,959 177.4
DocuSign, Inc. ........... 116 7,422 12.3
Dominion Energy, Inc. ...... 576 47,220 78.3
Dover Corp. ............. 665 88,897 147.5
Dow, Inc. ............... 1,017 54,115 89.8
Dropbox, Inc., Class A ...... 2,719 61,830 102.6
eBay, Inc. .............. 1,081 52,569 87.2
Edwards Lifesciences Corp. .. 546 54,895 91.1
Emerson Electric Co. ....... 214 19,275 32.0
Entergy Corp. ............ 526 60,558 100.5
Equitable Holdings, Inc. ..... 1,439 40,911 67.9
Estee Lauder Cos., Inc. (The),
Class A .............. 36 9,832 16.3
Evergy, Inc. ............. 376 25,666 42.6
Eversource Energy ........ 1,336 117,862 195.5
Expedia Group, Inc. ........ 445 47,192 78.3
Expeditors International of
Washington, Inc. ........ 1,001 106,356 176.4
Fastenal Co. ............ 34 1,746 2.9
First Republic Bank ........ 110 17,898 29.7
FirstEnergy Corp. ......... 1,784 73,322 121.6
FMC Corp. .............. 257 28,553 47.4
Fortune Brands Home & Security,
Inc. ................. 855 59,576 98.8
Genuine Parts Co. ........ 365 55,798 92.6
GSK plc ............... 806 16,934 28.1
Halliburton Co. ........... 1,155 33,841 56.1
Hewlett Packard Enterprise Co. 7,721 109,947 182.4
Home Depot, Inc. (The) ..... 77 23,172 38.4
IDEX Corp. ............. 124 25,885 42.9
Shares Value
% of Basket
Value
United States (continued)
Illumina, Inc. ............ 184 $ 39,869 66.1%
Incyte Corp. ............. 1,358 105,489 175.0
Intuit, Inc. .............. 217 98,989 164.2
Invesco Ltd. ............. 1,805 32,021 53.1
James Hardie Industries plc,
CDI ................ 1,342 33,143 55.0
JB Hunt Transport Services, Inc. 125 22,909 38.0
JPMorgan Chase & Co. ..... 382 44,068 73.1
Juniper Networks, Inc. ...... 101 2,831 4.7
KeyCorp ............... 2,195 40,168 66.6
Keysight Technologies, Inc. ... 575 93,495 155.1
Knight-Swift Transportation
Holdings, Inc. .......... 1,696 93,195 154.6
Lincoln National Corp. ...... 464 23,822 39.5
Loews Corp. ............ 3,220 187,565 311.2
Lululemon Athletica, Inc. .... 87 27,014 44.8
Lyft, Inc., Class A ......... 844 11,698 19.4
LyondellBasell Industries NV,
Class A .............. 1,064 94,824 157.3
Masimo Corp. ............ 792 114,507 190.0
Mettler-Toledo International, Inc. 216 291,542 483.6
Molina Healthcare, Inc. ..... 119 38,999 64.7
MSCI, Inc. .............. 46 22,142 36.7
Nestle SA (Registered) ..... 483 59,181 98.2
NextEra Energy, Inc. ....... 338 28,558 47.4
Nordson Corp. ........... 874 201,885 334.9
Norfolk Southern Corp. ..... 118 29,638 49.2
Northern Trust Corp. ....... 507 50,588 83.9
Owens Corning ........... 1,105 102,478 170.0
Packaging Corp. of America .. 166 23,341 38.7
Palo Alto Networks, Inc. ..... 37 18,467 30.6
Parker-Hannifin Corp. ...... 501 144,834 240.3
Philip Morris International, Inc. 736 71,502 118.6
Pinterest, Inc., Class A ...... 1,208 23,532 39.0
Procter & Gamble Co. (The) .. 502 69,733 115.7
Public Service Enterprise Group,
Inc. ................. 1,480 97,192 161.2
Regions Financial Corp. ..... 2,461 52,124 86.5
Robert Half International, Inc. . 2,686 212,570 352.6
Seagate Technology Holdings
plc ................. 66 5,279 8.8
Sempra Energy .......... 604 100,143 166.1
ServiceNow, Inc. .......... 43 19,206 31.9
Southwest Airlines Co. ...... 1,466 55,884 92.7
State Street Corp. ......... 539 38,291 63.5
Steel Dynamics, Inc. ....... 1,374 107,007 177.5
Stellantis NV ............ 13,051 187,416 310.9
Synchrony Financial ....... 1,460 48,881 81.1
Synopsys, Inc. ........... 540 198,450 329.2
Targa Resources Corp. ..... 675 46,649 77.4
Texas Instruments, Inc. ..... 408 72,987 121.1
Trane Technologies plc ..... 85 12,494 20.7
Ulta Beauty, Inc. .......... 153 59,503 98.7
United Rentals, Inc. ........ 362 116,807 193.8
VeriSign, Inc. ............ 462 87,392 145.0
Vertex Pharmaceuticals, Inc. .. 9 2,524 4.2
West Pharmaceutical Services,
Inc. ................. 309 106,160 176.1
Westlake Corp. ........... 570 55,484 92.0
WestRock Co. ........... 1,751 74,172 123.0
Workday, Inc., Class A ...... 221 34,277 56.9
WW Grainger, Inc. ......... 703 382,102 633.9

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
Yum! Brands, Inc. ......... 2,399 $ 293,973 487.7%
8,044,264
Total Reference Entity — Long ............ 18,707,886
Reference Entity — Short
Common Stocks
Australia
Glencore plc ............ (2,712) (15,371) (25.5)
Newcrest Mining Ltd. ....... (1,714) (23,098) (38.3)
Westpac Banking Corp. ..... (1) (15) (0.0)
(38,484)
Austria
Erste Group Bank AG ...... (2,112) (53,545) (88.8)
Verbund AG ............. (675) (74,227) (123.1)
(127,772)
Belgium
Solvay SA .............. (233) (20,465) (33.9)
Brazil
Yara International ASA ...... (1,291) (55,019) (91.3)
Canada
Agnico Eagle Mines Ltd. ..... (1,041) (44,760) (74.3)
CAE, Inc. ............... (898) (23,759) (39.4)
Canadian Pacific Railway Ltd. . (319) (25,153) (41.7)
Canadian Utilities Ltd., Class A (4,745) (153,590) (254.8)
Cenovus Energy, Inc. ....... (2,354) (44,854) (74.4)
CGI, Inc. ............... (1,056) (90,546) (150.2)
Fortis, Inc. .............. (4,447) (210,065) (348.5)
GFL Environmental, Inc. ..... (2,352) (65,093) (108.0)
IGM Financial, Inc. ........ (2,837) (82,371) (136.6)
Ivanhoe Mines Ltd., Class A .. (25,919) (161,115) (267.3)
Northland Power, Inc. ...... (3,993) (130,902) (217.2)
Nutrien Ltd. ............. (796) (68,141) (113.0)
Pan American Silver Corp. ... (1,265) (25,744) (42.7)
Pembina Pipeline Corp. ..... (3,121) (119,156) (197.7)
Power Corp. of Canada ..... (3,611) (98,132) (162.8)
Quebecor, Inc., Class B ..... (2,064) (45,856) (76.1)
Restaurant Brands International,
Inc. ................. (1,129) (60,525) (100.4)
Shopify, Inc., Class A ....... (618) (21,529) (35.7)
Thomson Reuters Corp. ..... (1,142) (128,232) (212.7)
Toronto-Dominion Bank (The) . (789) (51,251) (85.0)
Tourmaline Oil Corp. ....... (599) (37,529) (62.3)
(1,688,303)
China
NXP Semiconductors NV .... (458) (84,217) (139.7)
Denmark
Danske Bank A/S ......... (1,734) (24,249) (40.2)
Demant A/S ............. (926) (35,276) (58.5)
GN Store Nord A/S ........ (2,474) (86,155) (142.9)
ROCKWOOL A/S, Class B ... (58) (14,372) (23.8)
(160,052)
Finland
Fortum OYJ ............. (1,393) (15,635) (25.9)
Kone OYJ, Class B ........ (966) (44,148) (73.2)
Sampo OYJ, Class A ....... (513) (22,163) (36.8)
(81,946)
France
Aeroports de Paris ........ (1,231) (170,090) (282.2)
Alstom SA .............. (2,071) (49,219) (81.6)
Shares Value
% of Basket
Value
France (continued)
AXA SA ................ (3,863) $ (89,013) (147.7) %
Bollore SE .............. (12,304) (62,121) (103.1)
Bouygues SA ............ (1,602) (48,428) (80.3)
EssilorLuxottica SA ........ (293) (45,937) (76.2)
Getlink SE .............. (2,841) (56,861) (94.3)
L'Oreal SA .............. (196) (74,099) (122.9)
LVMH Moet Hennessy Louis
Vuitton SE ............ (50) (34,718) (57.6)
Renault SA ............. (1,884) (55,699) (92.4)
Ubisoft Entertainment SA .... (405) (17,243) (28.6)
Vinci SA ............... (1,008) (96,626) (160.3)
Worldline SA ............ (1,861) (82,141) (136.3)
(882,195)
Germany
adidas AG .............. (165) (28,544) (47.4)
Aroundtown SA ........... (15,647) (50,181) (83.2)
Commerzbank AG ......... (2,594) (17,772) (29.5)
Daimler Truck Holding AG ... (2,996) (81,866) (135.8)
Fresenius Medical Care AG &
Co. KGaA ............ (2,558) (94,834) (157.3)
Fresenius SE & Co. KGaA ... (702) (17,963) (29.8)
Hannover Rueck SE ....... (239) (33,901) (56.2)
KION Group AG .......... (516) (23,536) (39.0)
RWE AG ............... (2,279) (93,754) (155.5)
Telefonica Deutschland Holding
AG ................. (26,189) (69,627) (115.5)
United Internet AG (Registered),
Class G .............. (1,214) (31,978) (53.1)
Vonovia SE ............. (1,554) (51,779) (85.9)
Zalando SE ............. (957) (26,943) (44.7)
(622,678)
Ireland
AerCap Holdings NV ....... (885) (39,701) (65.9)
CRH plc ............... (680) (26,094) (43.3)
Flutter Entertainment plc .... (523) (52,509) (87.1)
Kingspan Group plc ........ (222) (14,370) (23.8)
(132,674)
Israel
Kornit Digital Ltd. ......... (636) (17,306) (28.7)
Wix.com Ltd. ............ (116) (6,882) (11.4)
(24,188)
Italy
Davide Campari-Milano NV .. (4,090) (45,407) (75.3)
DiaSorin SpA ............ (184) (25,584) (42.4)
Infrastrutture Wireless Italiane
SpA ................ (12,120) (127,362) (211.3)
Nexi SpA ............... (7,455) (67,707) (112.3)
Terna - Rete Elettrica Nazionale (7,918) (60,619) (100.6)
UniCredit SpA ........... (1,762) (17,425) (28.9)
(344,104)
Japan
Aeon Co. Ltd. ............ (2,800) (56,467) (93.7)
Aisin Corp. .............. (900) (26,729) (44.3)
Asahi Group Holdings Ltd. ... (1,200) (41,720) (69.2)
Asahi Intecc Co. Ltd. ....... (2,400) (44,400) (73.7)
Canon, Inc. ............. (1,400) (33,121) (54.9)
Chubu Electric Power Co., Inc. (9,600) (102,407) (169.9)
Daikin Industries Ltd. ....... (1,400) (245,530) (407.3)
FUJIFILM Holdings Corp. .... (1,400) (79,971) (132.7)
GMO Payment Gateway, Inc. . (700) (58,172) (96.5)
Hitachi Construction Machinery
Co. Ltd. .............. (300) (6,618) (11.0)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Itochu Techno-Solutions Corp. . (1,100) $ (29,480) (48.9) %
Japan Exchange Group, Inc. .. (1,500) (23,851) (39.6)
Keisei Electric Railway Co. Ltd. (700) (19,192) (31.8)
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (158,625) (263.1)
Konami Group Corp. ....... (1,000) (59,105) (98.1)
Kose Corp. ............. (300) (26,779) (44.4)
Kyowa Kirin Co. Ltd. ....... (700) (16,503) (27.4)
Mitsubishi UFJ Financial Group,
Inc. ................. (8,600) (48,457) (80.4)
MonotaRO Co. Ltd. ........ (1,700) (30,354) (50.4)
Nidec Corp. ............. (3,100) (215,432) (357.4)
Nihon M&A Center Holdings,
Inc. ................. (2,200) (29,440) (48.8)
Nintendo Co. Ltd. ......... (100) (44,717) (74.2)
Nippon Paint Holdings Co. Ltd. (3,000) (22,932) (38.0)
Nippon Sanso Holdings Corp. . (2,000) (33,725) (55.9)
Nissan Motor Co. Ltd. ...... (34,600) (131,579) (218.3)
Nitori Holdings Co. Ltd. ..... (900) (95,219) (158.0)
NTT Data Corp. .......... (4,900) (74,161) (123.0)
Odakyu Electric Railway Co. Ltd. (3,600) (51,633) (85.7)
Omron Corp. ............ (800) (44,742) (74.2)
Otsuka Corp. ............ (3,400) (106,031) (175.9)
Otsuka Holdings Co. Ltd. .... (2,000) (71,446) (118.5)
Rakuten Group, Inc. ....... (4,600) (22,805) (37.8)
Renesas Electronics Corp. ... (4,700) (44,767) (74.3)
Sharp Corp. ............. (9,500) (76,465) (126.9)
Shimano, Inc. ............ (400) (66,818) (110.8)
Shiseido Co. Ltd. ......... (2,200) (90,493) (150.1)
Shizuoka Bank Ltd. (The) .... (3,700) (22,390) (37.1)
Square Enix Holdings Co. Ltd. . (600) (27,840) (46.2)
SUMCO Corp. ........... (4,400) (61,568) (102.1)
Sumitomo Corp. .......... (6,900) (97,014) (160.9)
Sumitomo Metal Mining Co. Ltd. (1,800) (56,599) (93.9)
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (41,420) (68.7)
T&D Holdings, Inc. ........ (2,200) (24,900) (41.3)
Tobu Railway Co. Ltd. ...... (1,800) (42,741) (70.9)
Toho Co. Ltd. ............ (1,200) (47,653) (79.1)
Tokyu Corp. ............. (5,200) (63,760) (105.8)
Toyota Industries Corp. ..... (400) (24,356) (40.4)
Toyota Motor Corp. ........ (4,700) (76,286) (126.6)
Yamato Holdings Co. Ltd. .... (1,400) (24,499) (40.6)
Z Holdings Corp. .......... (11,300) (39,937) (66.3)
(2,980,849)
Jordan
Hikma Pharmaceuticals plc ... (3,768) (79,644) (132.1)
Luxembourg
Eurofins Scientific SE ...... (1,144) (89,184) (148.0)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (83,908) (139.2)
Aegon NV .............. (20,911) (91,846) (152.4)
Argenx SE .............. (283) (103,380) (171.5)
JDE Peet's NV ........... (3,967) (115,053) (190.9)
(394,187)
New Zealand
Auckland International Airport
Ltd. ................ (4,278) (20,088) (33.3)
Norway
Gjensidige Forsikring ASA ... (3,017) (63,103) (104.7)
Shares Value
% of Basket
Value
Spain
Acciona SA ............. (119) $ (24,487) (40.6) %
CaixaBank SA ........... (7,924) (23,793) (39.5)
Ferrovial SA ............. (8,972) (240,253) (398.6)
Siemens Gamesa Renewable
Energy SA ............ (2,817) (51,831) (86.0)
(340,364)
Sweden
Electrolux AB, Class B ...... (8,074) (116,458) (193.2)
Embracer Group AB ....... (1,408) (10,730) (17.8)
Essity AB, Class B ........ (3,508) (89,296) (148.1)
Hexagon AB, Class B ...... (8,126) (95,680) (158.7)
Holmen AB, Class B ....... (2,041) (83,869) (139.1)
Investment AB Latour, Class B (613) (15,252) (25.3)
Nibe Industrier AB, Class B ... (243) (2,448) (4.1)
Svenska Handelsbanken AB,
Class A .............. (3,190) (28,684) (47.6)
(442,417)
Switzerland
ABB Ltd. (Registered) ...... (5,163) (156,953) (260.4)
Alcon, Inc. .............. (589) (46,357) (76.9)
Bachem Holding AG
(Registered), Class B .... (200) (13,487) (22.4)
Barry Callebaut AG (Registered) (12) (26,588) (44.1)
Chocoladefabriken Lindt &
Spruengli AG .......... (22) (243,291) (403.6)
Clariant AG (Registered) .... (9,641) (180,629) (299.7)
Credit Suisse Group AG
(Registered) ........... (3,685) (21,434) (35.6)
EMS-Chemie Holding AG
(Registered) ........... (111) (88,144) (146.2)
Schindler Holding AG ...... (454) (88,738) (147.2)
Swatch Group AG (The) ..... (243) (64,691) (107.3)
(930,312)
United Kingdom
Admiral Group plc ......... (1,664) (38,890) (64.5)
AstraZeneca plc .......... (647) (85,107) (141.2)
Hargreaves Lansdown plc ... (23,745) (245,827) (407.8)
HSBC Holdings plc ........ (18,155) (113,722) (188.7)
Johnson Matthey plc ....... (887) (23,190) (38.5)
Just Eat Takeaway.com NV ... (1,523) (27,915) (46.3)
Linde plc ............... (370) (111,740) (185.4)
Melrose Industries plc ...... (12,430) (24,468) (40.6)
National Grid plc .......... (1,902) (26,190) (43.4)
Ocado Group plc ......... (557) (5,726) (9.5)
Rentokil Initial plc ......... (6,013) (39,704) (65.9)
Rolls-Royce Holdings plc .... (40,280) (44,024) (73.0)
Severn Trent plc .......... (3,520) (126,550) (209.9)
Smith & Nephew plc ....... (3,026) (38,797) (64.4)
St James's Place plc ....... (1,886) (28,330) (47.0)
United Utilities Group plc .... (7,328) (97,364) (161.5)
Vodafone Group plc ........ (131,514) (193,807) (321.5)
(1,271,351)
United States
Albemarle Corp. .......... (144) (35,181) (58.4)
Align Technology, Inc. ...... (95) (26,692) (44.3)
Amphenol Corp., Class A .... (37) (2,854) (4.7)
Apollo Global Management, Inc. (3,234) (184,661) (306.3)
Aramark ............... (770) (25,718) (42.7)
Arthur J Gallagher & Co. .... (98) (17,541) (29.1)
Avantor, Inc. ............. (1,237) (35,898) (59.6)
Bausch Health Cos., Inc. .... (6,673) (30,745) (51.0)
Bentley Systems, Inc., Class B (2,735) (108,306) (179.7)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
Shares Value
% of Basket
Value
United States (continued)
BioMarin Pharmaceutical, Inc. . (2,059) $ (177,177) (293.9) %
Bio-Techne Corp. ......... (101) (38,913) (64.6)
Boeing Co. (The) ......... (217) (34,570) (57.3)
Boston Scientific Corp. ...... (3,628) (148,929) (247.1)
Bristol-Myers Squibb Co. .... (392) (28,922) (48.0)
Brookfield Renewable Corp. .. (4,633) (181,261) (300.7)
Brown & Brown, Inc. ....... (292) (19,009) (31.5)
BRP, Inc. ............... (513) (39,019) (64.7)
Burlington Stores, Inc. ...... (305) (43,045) (71.4)
Cable One, Inc. .......... (90) (123,901) (205.5)
Caesars Entertainment, Inc. .. (290) (13,250) (22.0)
Campbell Soup Co. ........ (3,510) (173,219) (287.4)
CarMax, Inc. ............ (2,006) (199,677) (331.2)
Carnival Corp. ........... (2,105) (19,071) (31.6)
Catalent, Inc. ............ (773) (87,426) (145.0)
Caterpillar, Inc. ........... (121) (23,988) (39.8)
Ceridian HCM Holding, Inc. .. (3,595) (196,898) (326.6)
Charles River Laboratories
International, Inc. ....... (222) (55,620) (92.3)
Charles Schwab Corp. (The) .. (320) (22,096) (36.7)
Charter Communications, Inc.,
Class A .............. (310) (133,951) (222.2)
Cheniere Energy, Inc. ...... (401) (59,982) (99.5)
Chewy, Inc., Class A ....... (860) (33,377) (55.4)
Church & Dwight Co., Inc. ... (1,084) (95,360) (158.2)
Cincinnati Financial Corp. .... (202) (19,663) (32.6)
Cleveland-Cliffs, Inc. ....... (1,380) (24,440) (40.5)
Clorox Co. (The) .......... (196) (27,801) (46.1)
Constellation Energy Corp. ... (825) (54,533) (90.5)
Cooper Cos., Inc. (The) ..... (110) (35,970) (59.7)
Coterra Energy, Inc. ....... (1,626) (49,739) (82.5)
Coupa Software, Inc. ....... (680) (44,486) (73.8)
DaVita, Inc. ............. (1,071) (90,135) (149.5)
DENTSPLY SIRONA, Inc. ... (1,227) (44,368) (73.6)
Dollar Tree, Inc. .......... (390) (64,490) (107.0)
DoorDash, Inc., Class A ..... (724) (50,499) (83.8)
Erie Indemnity Co., Class A .. (392) (79,717) (132.2)
Essential Utilities, Inc. ...... (4,974) (258,350) (428.6)
Etsy, Inc. ............... (420) (43,562) (72.3)
Fiserv, Inc. .............. (1,631) (172,364) (285.9)
FleetCor Technologies, Inc. ... (298) (65,587) (108.8)
Gartner, Inc. ............. (305) (80,971) (134.3)
Globe Life, Inc. ........... (829) (83,505) (138.5)
Guidewire Software, Inc. .... (631) (49,041) (81.4)
Hess Corp. ............. (192) (21,594) (35.8)
Hormel Foods Corp. ....... (457) (22,548) (37.4)
Howmet Aerospace, Inc. .... (4,629) (171,875) (285.1)
IAC/InterActiveCorp ........ (1,054) (72,199) (119.8)
Ingersoll Rand, Inc. ........ (3,528) (175,694) (291.5)
Intercontinental Exchange, Inc. (796) (81,184) (134.7)
International Business Machines
Corp. ............... (327) (42,768) (70.9)
IQVIA Holdings, Inc. ....... (196) (47,093) (78.1)
Keurig Dr Pepper, Inc. ...... (5,960) (230,890) (383.0)
Liberty Broadband Corp., Class
C .................. (3) (327) (0.5)
Liberty Media Corp-Liberty
Formula One, Class C .... (6,043) (409,534) (679.4)
MarketAxess Holdings, Inc. .. (138) (37,368) (62.0)
Marsh & McLennan Cos., Inc. . (167) (27,381) (45.4)
Microchip Technology, Inc. ... (206) (14,185) (23.5)
Motorola Solutions, Inc. ..... (426) (101,639) (168.6)
NortonLifeLock, Inc. ....... (873) (21,415) (35.5)
Okta, Inc. ............... (1,120) (110,264) (182.9)
Shares Value
% of Basket
Value
United States (continued)
Palantir Technologies, Inc., Class
A .................. (4,219) $ (43,667) (72.4) %
Peloton Interactive, Inc., Class A (3,771) (35,787) (59.4)
PerkinElmer, Inc. ......... (663) (101,552) (168.5)
PNC Financial Services Group,
Inc. (The) ............ (142) (23,563) (39.1)
PPG Industries, Inc. ....... (452) (58,439) (96.9)
Prudential Financial, Inc. .... (270) (26,997) (44.8)
Raymond James Financial, Inc. (560) (55,143) (91.5)
ResMed, Inc. ............ (220) (52,914) (87.8)
Rockwell Automation, Inc. .... (239) (61,012) (101.2)
Rollins, Inc. ............. (3,192) (123,115) (204.2)
Roper Technologies, Inc. .... (109) (47,597) (79.0)
Ross Stores, Inc. ......... (1,598) (129,854) (215.4)
RPM International, Inc. ..... (1,723) (155,759) (258.4)
S&P Global, Inc. .......... (235) (88,579) (146.9)
SEI Investments Co. ....... (1,218) (67,428) (111.9)
Sherwin-Williams Co. (The) .. (352) (85,163) (141.3)
Sinch AB ............... (5,389) (13,663) (22.7)
Snap, Inc., Class A ........ (799) (7,894) (13.1)
SS&C Technologies Holdings,
Inc. ................. (651) (38,520) (63.9)
Stanley Black & Decker, Inc. .. (1,444) (140,545) (233.1)
Stryker Corp. ............ (825) (177,169) (293.9)
Swiss Re AG ............ (534) (40,070) (66.5)
T Rowe Price Group, Inc. .... (795) (98,159) (162.8)
Teladoc Health, Inc. ........ (818) (30,143) (50.0)
Teleflex, Inc. ............. (400) (96,184) (159.6)
Teradyne, Inc. ........... (283) (28,552) (47.4)
TJX Cos., Inc. (The) ....... (69) (4,220) (7.0)
Tradeweb Markets, Inc., Class A (263) (18,547) (30.8)
TransUnion ............. (259) (20,521) (34.0)
Tyler Technologies, Inc. ..... (113) (45,087) (74.8)
Union Pacific Corp. ........ (268) (60,916) (101.1)
Universal Health Services, Inc.,
Class B .............. (182) (20,470) (34.0)
US Bancorp ............. (603) (28,462) (47.2)
VF Corp. ............... (609) (27,210) (45.1)
Walmart, Inc. ............ (397) (52,424) (87.0)
WEC Energy Group, Inc. .... (320) (33,219) (55.1)
Wells Fargo & Co. ......... (1,599) (70,148) (116.4)
Western Digital Corp. ....... (489) (24,010) (39.8)
Wynn Resorts Ltd. ........ (1,821) (115,597) (191.8)
Zillow Group, Inc., Class C ... (1,641) (57,238) (95.0)
(7,748,973)
Zambia
First Quantum Minerals Ltd. .. (1,370) (25,035) (41.5)
Total Reference Entity — Short ............ (18,647,604)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 60,281

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.81%
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.73
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 1,089,025 $ — $ — $ (906,520)
OTC Swaps ................................................................... — — 3,793,189 (499,177)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ 584,591 $ — $ 3,910,300 $ — $ 6,927,175 $ — $ 11,422,066
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,851,679 — — 6,851,679
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 41,228 — 41,228
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 3,793,189 — — — 3,793,189
$ 584,591 $ — $ 7,703,489 $ 6,851,679 $ 6,968,403 $ — $ 22,108,162
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... 30,953 — 1,814,070 — 6,977,502 — 8,822,525
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 5,913,330 — — 5,913,330
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 906,520 — — — — 906,520
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 499,177 — — — 499,177
$ 30,953 $ 906,520 $ 2,313,247 $ 5,913,330 $ 6,977,502 $ — $ 16,141,552
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended July 31, 2022, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 1,379,595 $ — $ 1,367,178 $ — $ (24,724,561) $ 67 $ (21,977,721)
Forward foreign currency exchange contracts .... — — — 8,047,668 — — 8,047,668
Options purchased
(a)
.................... — — — — (1,516,382) — (1,516,382)
Swaps .............................. — 305,781 16,118,761 — (1,564,591) — 14,859,951
$ 1,379,595 $ 305,781 $ 17,485,939 $ 8,047,668 $ (27,805,534) $ 67 $ (586,484)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ 13,291 $ — $ 3,545,157 $ — $ (5,111,055) $ — $ (1,552,607)
Forward foreign currency exchange contracts .... — — — (1,647,144) — — (1,647,144)
Options purchased
(b)
.................... — — — — 415,082 — 415,082
Swaps .............................. — (1,288,105) 2,750,391 — — — 1,462,286
$ 13,291 $ (1,288,105) $ 6,295,548 $ (1,647,144) $ (4,695,973) $ — $ (1,322,383)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 354,425,136
Average notional value of contracts — short ................................................................................. $ 210,949,473
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 375,353,660
Average amounts sold — in USD ........................................................................................ $ 339,281,071
Options
Average notional value of swaption contracts purchased ......................................................................... $ 31,895,127
Credit default swaps
Average notional value — sell protection ................................................................................... $ 23,740,16 4
Total return swaps
Average notional value ............................................................................................... $ 67,788,510
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (2,571,707)
Futures contracts .................................................................................... $ 3,008,279 $ 1,011,633
Forward foreign currency exchange contracts ................................................................. 6,851,679 5,913,330
Options
(a)(b)
........................................................................................ 41,228 —
Swaps — centrally cleared .............................................................................. 100,548 —
Swaps — OTC
(c)
.................................................................................... 3,793,189 499,177
Total derivative assets a nd liabilities in the Statement of Assets and Liabilities .............................................
$ 13,794,923 $ 7,424,140
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,108,827) (1,011,633)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,686,096 $ 6,412,507
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

2022
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2022
(f)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Bank of America NA .............................. $ 16,959 $ — $ — $ — $ 16,959
Barclays Bank plc ................................ 777,863 (186,315) — — 591,548
Barclays Bank plc
( d )
............................... 1,731,612 — — (1,700,000) 31,612
BNP Paribas SA ................................. 228,052 — — — 228,052
BNP Paribas SA
( d )
................................ 192,374 (192,374) — — —
Citibank NA .................................... 175,359 — — — 175,359
Citibank NA
( d )
................................... 8,831 (8,831) — — —
Goldman Sachs International ........................ 387,403 (3,651) — — 383,752
HSBC Bank plc
( d )
................................ 18,600 (18,600) — — —
Merrill Lynch International & Co. ...................... 2,460,544 (248,725) — (2,090,000) 121,819
Morgan Stanley & Co. International plc
( d )
................. 3,920,544 (3,278,812) — (470,000) 171 ,732
Societe Generale SA
( d )
............................. 9,040 (9,040) — — —
Toronto Dominion Bank ............................ 240,265 (178,672) — — 61,593
UBS AG ...................................... 282,760 (192,311) — — 90,449
Westpac Banking Corp. ............................ 235,890 (174,239) — — 61,651
$ 10,686,096 $ (4,491,570) $ — $ ( 4 , 260 ,000) $ 1 , 934 ,526
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(f)(g)
Barclays Bank plc ................................ $ 186,315 $ (186,315) $ — $ — $ —
BNP Paribas SA
( d )
................................ 282,888 (192,374) — — 90,514
Citibank NA
( d )
................................... 37,052 (8,831) — — 28,221
Deutsche Bank AG
( d )
.............................. 702,436 — — (702,436) —
Goldman Sachs International ........................ 3,651 (3,651) — — —
HSBC Bank plc .................................. 229,923 — — — 229,923
HSBC Bank plc
( d )
................................ 197,571 (18,600) — — 178,971
JPMorgan Chase Bank NA .......................... 20,529 — — — 20,529
JPMorgan Chase Bank NA
( d )
......................... 2,537 — — — 2,537
Merrill Lynch International & Co. ...................... 248,725 (248,725) — — —
Morgan Stanley & Co. International plc
( d )
................. 3,278,812 (3,278,812) — — —
Societe Generale SA
( d )
............................. 120,531 (9,040) — — 111,491
Standard Chartered Bank
( d )
.......................... 556,315 — — ( 556 , 315 ) —
Toronto Dominion Bank ............................ 178,672 (178,672) — — —
UBS AG ...................................... 192,311 (192,311) — — —
Westpac Banking Corp. ............................ 174,239 (174,239) — — —
$ 6,412,507 $ (4,491,570) $ — $ ( 1,258 , 751 ) $ 662 , 186
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Consolidated Notes to Financial
Statements.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)
Net amount represents the net amount payable from the counterparty in the event of default.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2022
See notes to consolidated financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 82,339,282 $ — $ 82,339,282
Short-Term Securities
Money Market Funds ...................................... 22,713,038 — — 22,713,038
U.S. Treasury Obligations ................................... — 53,806,372 — 53,806,372
Options Purchased
Interest rate contracts ...................................... — 41,228 — 41,228
$ 22,713,038 $ 136,186,882 $ — $ 158,899,920
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 584,591 $ — $ — $ 584,591
Equity contracts ........................................... — 7,703,489 — 7,703,489
Foreign currency exchange contracts ............................ — 6,851,679 — 6,851,679
Interest rate contracts ....................................... 6,927,175 — — 6,927,175
Liabilities
Commodity contracts ....................................... (30,953) — — (30,953)
Credit contracts ........................................... — (906,520) — (906,520)
Equity contracts ........................................... (744,792) (1,568,455) — (2,313,247)
Foreign currency exchange contracts ............................ — (5,913,330) — (5,913,330)
Interest rate contracts ....................................... (6,977,502) — — (6,977,502)
$ (241,481) $ 6,166,863 $ — $ 5,925,382
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Statement of Assets and Liabilities

July 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock Total
Factor Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 136,186,882
Investments, at value — affiliated
(b)
......................................................................................... 22,713,038
Cash ............................................................................................................. 8,904,406
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 5,206,000
Futures contracts .................................................................................................... 24,889,000
Centrally cleared swaps ................................................................................................ 1,833,000
Foreign currency, at value
(c)
.............................................................................................. 19,922,579
Receivables: –
Capital shares sold ................................................................................................... 155,471
Dividends — affiliated ................................................................................................. 28,427
Interest — unaffiliated ................................................................................................. 122,067
From the Manager ................................................................................................... 12,293
Variation margin on futures contracts ....................................................................................... 3,008,279
Variation margin on centrally cleared swaps .................................................................................. 100,548
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,851,679
OTC swaps ........................................................................................................ 3,793,189
Prepaid expenses ..................................................................................................... 60,677
Total assets .........................................................................................................
233,787,535
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 3,800,000
Payables: –
Swaps   .......................................................................................................... 1,609,509
Accounting services fees ............................................................................................... 294,599
Administration fees ................................................................................................... 7,766
Capital shares redeemed ............................................................................................... 101,013
Investment advisory fees .............................................................................................. 7,007
Trustees' and Officer's fees ............................................................................................. 1,085
Other affiliate fees ................................................................................................... 713
Service and distribution fees ............................................................................................. 1,175
Variation margin on futures contracts ....................................................................................... 1,011,633
Other accrued expenses ............................................................................................... 203,578
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,913,330
OTC swaps ........................................................................................................ 499,177
Total liabilities ........................................................................................................
13,450,585
NET ASSETS ........................................................................................................
$ 220,336,950
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 239,600,740
Accumulated loss ..................................................................................................... (19,263,790)
NET ASSETS ........................................................................................................
$ 220,336,950
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 143,725,475
(b)
  Investments, at cost — affiliated .......................................................................................... $ 22,713,038
(c)
  Foreign currency, at cost ............................................................................................... $ 19,817,171

Consolidated Statement of Assets and Liabilities
(continued)
July 31, 2022

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 178,571,175
Shares outstanding ...................................................................................................
20,511,296
Net asset value ......................................................................................................
$ 8.71
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 5,143,678
Shares outstanding ...................................................................................................
596,458
Net asset value ......................................................................................................
$ 8.62
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 153,695
Shares outstanding ...................................................................................................
18,203
Net asset value ......................................................................................................
$ 8.44
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 36,468,402
Shares outstanding ...................................................................................................
4,182,337
Net asset value ......................................................................................................
$ 8.72
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Consolidated Statement of Operations

Year Ended July 31, 2022
2022
BlackRock Annual Report to Shareholders

(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 82,175
Interest — unaffiliated
(a)
............................................................................................... 3,239,697
Total investment income .................................................................................................
3,321,872
EXPENSES
Investment advisory .................................................................................................. 1,142,070
Accounting services .................................................................................................. 364,083
Transfer agent — class specific .......................................................................................... 209,420
Professional ....................................................................................................... 191,915
Registration ....................................................................................................... 156,307
Administration ..................................................................................................... 97,077
Administration — class specific .......................................................................................... 45,680
Custodian ......................................................................................................... 38,378
Service and distribution — class specific .................................................................................... 16,527
Trustees and Officer .................................................................................................. 7,816
Miscellaneous ...................................................................................................... 38,963
Total expenses .......................................................................................................
2,308,236
Less: –
Administration fees waived — class specific ................................................................................ (45,611)
Fees waived and/or reimbursed by the Manager ............................................................................. (892,844)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................................ (115,420)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,254,361
Net investment income ..................................................................................................
2,067,511
REALIZED AND UNREALIZED GAIN (LOSS) $ (14,047,621)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (2,783,345)
Forward foreign currency exchange contracts ............................................................................... 8,047,668
Foreign currency transactions ......................................................................................... (1,177,637)
Futures contracts .................................................................................................. (21,977,721)
Swaps ......................................................................................................... 14,859,951
A
(3,031,084)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (9,174,277)
Forward foreign currency exchange contracts ............................................................................... (1,647,144)
Foreign currency translations .......................................................................................... (104,795)
Futures contracts .................................................................................................. (1,552,607)
Swaps ......................................................................................................... 1,462,286
A
(11,016,537)
Net realized and unrealized loss ............................................................................................
(14,047,621)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (11,980,110)

Consolidated Statements of Changes in Net Assets

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total Factor Fund
Year Ended July 31,
2022 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 2,067,511 $ (433,630)
Net realized gain (loss) .............................................................................. (3,031,084) 5,591,352
Net change in unrealized appreciation (depreciation) .......................................................... (11,016,537) 8,173,521
Net increase (decrease) in net assets resulting from operations ..................................................... (11,980,110) 13,331,243
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (7,362,432) —
Investor A ..................................................................................... (245,216) —
Investor C ..................................................................................... (6,344) —
Class K ....................................................................................... (1,467,551) —
Decrease in net assets resulting from distributions to shareholders ................................................... (9,081,543) —
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 27,256,860 (101,374,823)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 6,195,207 (88,043,580)
Beginning of year .................................................................................... 214,141,743 302,185,323
End of year ........................................................................................
$ 220,336,950 $ 214,141,743
(a)
Distributions for annual periods determined in accordance with U.S . federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Total Factor Fund
Institutional
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year .....................
$ 9.51  $ 8.78  $ 10.50  $ 10.18  $ 10.18
Net investment income (loss)
(a)
.......................
0.08  (0.02) 0.09  0.16  0.08
Net realized and unrealized gain (loss) ..................
(0.51) 0.75  (1.51) 0.44  0.39
Net increase (decrease) from investment operations .......... (0.43) 0.73  (1.42) 0.60  0.47
Distributions
(b)
– – – – –
From net investment income ........................
(0.37) —  (0.01) (0.24) —
From net realized gain .............................
—  —  (0.29) (0.04) (0.47)
Total distributions ................................. (0.37) —  (0.30) (0.28) (0.47)
Net asset value, end of year ......................... $ 8.71  $ 9.51  $ 8.78  $ 10.50  $ 10.18
Total Return
(c)
(4.85)% — — — —
Based on net asset value ............................ (4.85)% 8.31% (13.93)% 6.10% 4.59%
Ratios to Average Net Assets
(d)
Total expenses ...................................
1.02% 0.96% 0.84% 1.29% 1.82%
Total expenses after fees waived and/or reimbursed ..........
0.55% 0.55% 0.55% 0.55% 0.54%
Net investment income (loss) .........................
0.90% (0.19)% 0.97% 1.55% 0.76%
Supplemental Data
Net assets, end of year (000) .......................... $ 178,571  $ 176,703  $ 265,507  $ 206,351  $ 122,627
Portfolio turnover rate .............................. 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
BlackRock Total Factor Fund
Investor A
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year .....................
$ 9.44  $ 8.74  $ 10.46  $ 10.15  $ 10.15
Net investment income (loss)
(a)
.......................
0.05  (0.04) 0.07  0.13  0.02
Net realized and unrealized gain (loss) ..................
(0.51) 0.74  (1.50) 0.44  0.42
Net increase (decrease) from investment operations .......... (0.46) 0.70  (1.43) 0.57  0.44
Distributions
(b)
– – – – –
From net investment income ........................
(0.36) —  (0.00)
(c)
(0.22) —
From net realized gain .............................
—  —  (0.29) (0.04) (0.44)
Total distributions ................................. (0.36) —  (0.29) (0.26) (0.44)
Net asset value, end of year ......................... $ 8.62  $ 9.44  $ 8.74  $ 10.46  $ 10.15
Total Return
(d)
(5.20)% — — — —
Based on net asset value ............................ (5.20)% 8.01% (14.07)% 5.80% 4.35%
Ratios to Average Net Assets
(e)
Total expenses ...................................
1.35% 1.31% 1.22% 1.65% 2.20%
Total expenses after fees waived and/or reimbursed ..........
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income (loss) .........................
0.59% (0.46)% 0.73% 1.28% 0.18%
Supplemental Data
Net assets, end of year (000) .......................... $ 5,144  $ 5,892  $ 6,916  $ 7,423  $ 4,936
Portfolio turnover rate .............................. 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Total Factor Fund
Investor C
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year .....................
$ 9.28  $ 8.66  $ 10.40  $ 10.08  $ 10.07
Net investment income (loss)
(a)
.......................
(0.01) (0.10) (0.01) 0.04  (0.11)
Net realized and unrealized gain (loss) ..................
(0.50) 0.72  (1.48) 0.44  0.48
Net increase (decrease) from investment operations .......... (0.51) 0.62  (1.49) 0.48  0.37
Distributions
(b)
– – – – –
From net investment income ........................
(0.33) —  (0.00)
(c)
(0.12) —
From net realized gain .............................
—  —  (0.25) (0.04) (0.36)
Total distributions ................................. (0.33) —  (0.25) (0.16) (0.36)
Net asset value, end of year ......................... $ 8.44  $ 9.28  $ 8.66  $ 10.40  $ 10.08
Total Return
(d)
(5.88)% — — — —
Based on net asset value ............................ (5.88)% 7.16% (14.68)% 4.95% 3.62%
Ratios to Average Net Assets
(e)
Total expenses ...................................
2.22% 2.08% 1.92% 2.47% 2.98%
Total expenses after fees waived and/or reimbursed ..........
1.54% 1.54% 1.55% 1.55% 1.55%
Net investment income (loss) .........................
(0.16)% (1.19)% (0.06)% 0.41% (1.08)%
Supplemental Data
Net assets, end of year (000) .......................... $ 154  $ 221  $ 304  $ 608  $ 755
Portfolio turnover rate .............................. 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
BlackRock Total Factor Fund
Class K
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year .....................
$ 9.52  $ 8.79  $ 10.51  $ 10.18  $ 10.18
Net investment income (loss)
(a)
.......................
0.09  (0.02) 0.10  0.14  0.28
Net realized and unrealized gain (loss) ..................
(0.52) 0.75  (1.52) 0.47  0.19
Net increase (decrease) from investment operations .......... (0.43) 0.73  (1.42) 0.61  0.47
Distributions
(b)
– – – – –
From net investment income ........................
(0.37) —  (0.01) (0.24) —
From net realized gain .............................
—  —  (0.29) (0.04) (0.47)
Total distributions ................................. (0.37) —  (0.30) (0.28) (0.47)
Net asset value, end of year ......................... $ 8.72  $ 9.52  $ 8.79  $ 10.51  $ 10.18
Total Return
(c)
(4.83)% — — — —
Based on net asset value ............................ (4.83)% 8.30% (13.89)% 6.23% 4.61%
Ratios to Average Net Assets
(d)
Total expenses ...................................
0.92% 0.87% 0.77% 1.29% 1.81%
Total expenses after fees waived and/or reimbursed ..........
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income (loss) .........................
0.98% (0.18)% 1.08% 1.43% 2.79%
Supplemental Data
Net assets, end of year (000) .......................... $ 36,468  $ 31,325  $ 29,458  $ 18,383  $ 28,440
Portfolio turnover rate .............................. 101% 49% 166% 74% 64%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Consolidated Financial Statements
2022
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Strategic Risk Allocation Fund,
Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman
Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $11,281,499, which is 5.12% of the Fund's consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV").
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Over-the-counter ("OTC") options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2022, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Consolidated Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2022, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the year ended July 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  July 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares for a total of $54 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended July 31, 2022, the amount waived was $11,164.
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 14,631
Investor C ........................................................................................................ 1,896
$ 16,527
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific ............. $ 37,153 $ 1,170 $ 38 $ 7,319 $ 45,680
Institutional Investor A Total
Reimbursed amount ............................................................ $ 133 $ 61 $ 194
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific ............. $ 196,470 $ 11,075 $ 596 $ 1,279 $ 209,420

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $881,680 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the year ended July 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.55% 0.80% 1.55% 0.50%
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
BlackRock Total Factor Fund
Institutional .................................................................................... $ 37,15 3 $ 105,15 4
Investor A ..................................................................................... 1,170 8,476
Investor C ..................................................................................... 38 531
Class K ...................................................................................... 7,2 50 1,259
$ 45,61 1 $ 115,4 20
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Factor Fund .............................................. $ 46,305,140 $ 24,756,360 $ 68,441,315 $ 21,189,666

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2022, the tax components of accumulated earnings (loss) were as follows:
As of July 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name
Year Ended
07/31/22
Year Ended
07/31/21
BlackRock Total Factor Fund
Ordinary income ........................................................................................... $ 9,081,543 $ —
Fund Name
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
BlackRock Total Factor Fund .................................................... $ (1,196,770) $ (4,009,242) $ (14,057,778) $ (19,263,790)
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, amortization methods for premiums and discounts on fixed income securities, investment in wholly owned subsidiaries and the accounting for swap agreements.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Factor Fund ......................................... $ 168,219,309 $ 19,915,324 $ (23,588,168) $ (3,672,844)

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
07/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Factor Fund
Institutional
Shares sold .............................................
5,265,156 $ 49,078,579 10,201,915 $ 89,887,340
Shares issued in reinvestment of distributions ........................
764,492 7,323,832 — —
Shares redeemed .........................................
(4,099,381) (37,425,622) (21,849,107) (189,309,769)
1,930,267 $ 18,976,789 (11,647,192) $ (99,422,429)
Investor A
Shares sold and automatic conversion of shares ......................
147,294 $ 1,375,036 161,901 $ 1,435,546
Shares issued in reinvestment of distributions ........................
25,609 243,546 — —
Shares redeemed .........................................
(200,729) (1,826,725) (329,107) (2,842,811)
(27,826) $ (208,143) (167,206) $ (1,407,265)
Investor C
Shares sold .............................................
1,080 $ 10,000 70 $ 600
Shares issued in reinvestment of distributions ........................
679 6,344 — —
Shares redeemed and automatic conversion of shares ..................
(7,355) (67,843) (11,409) (96,411)
(5,596) $ (51,499) (11,339) $ (95,811)
Class K
Shares sold .............................................
1,491,397 $ 14,103,314 1,240,109 $ 10,932,535
Shares issued in reinvestment of distributions ........................
42,109 404,248 — —
Shares redeemed .........................................
(641,135) (5,967,849) (1,300,845) (11,381,853)
892,371 $ 8,539,713 (60,736) $ (449,318)
2,789,216 $ 27,256,860 (11,886,473) $ (101,374,823)

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders

To the Board of Trustees of BlackRock Funds
SM
and Shareholders of BlackRock Total Factor Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of BlackRock Total Factor Fund and its subsidiary (one of the funds constituting BlackRock Funds
SM
, referred to hereafter as the "Fund") as of July 31, 2022, the related consolidated statement of operations for the year ended July 31, 2022, the consolidated statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 20, 2022 (the “April
Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Factor Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the
Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2022
BlackRock Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The
Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The
Board noted that for the one-year, three-year and since-inception periods reported, the Fund outperformed, underperformed and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the
Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 162 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 162 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 162 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 162 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 162 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 162 Portfolios Hertz Global Holdings
(car rental); GrafTech
International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 162 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 162 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 162 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 162 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 162 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016;
Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(Since 2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 263 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Roland Villacorta
1971
Vice President
(Since 2022)
Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Previously Mr. Villacorta was Co-Head of BlackRock Solutions' Portfolio Analytics Group and Co-Head of
Fixed Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.
Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

Additional Information
2022
BlackRock Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)

Additional Information
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SOFR Secured Overnight Financing Rate
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SRA-7/22-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$42,000	$42,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$0	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: September 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: September 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: September 23, 2022